UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund: BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.
Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.25% 40.79%
U.S. small cap equities
(Russell 2000
®
Index)
17.54 62.03
International equities
(MSCI Europe, Australasia,
Far East Index)
8.83 32.35
Emerging market equities
(MSCI Emerging Markets
Index)
7.45 40.90
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.09
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.10) (5.89)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.60) (0.33)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 4.20
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.61 15.34
This Page is not Part of Your Fund Report

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock High Yield V.I. Fund
Investment Objective
BlackRock High Yield V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield bonds delivered positive returns and outpaced the investment-grade bond market in the first half of the year. The gains were driven by the combination of a strong economic recovery, rising oil prices, and continued support from fiscal and monetary policy. Together, these factors helped fuel investors’ appetite for both risk and yield.
Security selection in the independent energy, technology and healthcare sectors contributed to Fund performance. By credit rating, security selection among B rated issues added value. Tactical positions in equities and floating rate loan interests (“bank loans”) further contributed to performance.
Selection in the oil field services, automotive and midstream energy sectors detracted from results. From a credit rating standpoint, an underweight position in BBs and selection in CCCs also limited the extent of the Fund’s outperformance.
Describe recent portfolio activity.
While key positioning themes remained broadly consistent, the investment adviser tactically adjusted sector- and issuer-level positions to take advantage of market opportunities. The Fund increased its allocations to the technology, independent energy and consumer cyclical sectors and reduced its positions in banking, automotive and lodging.
The investment adviser reduced the portfolio’s allocation to investment-grade bonds during the first half of 2021, ending the period with a weighting of approximately 2.4% in this area. In comparison, the Fund had an 8% allocation to investment-grade debt at the end of 2020. The remaining position largely represented issuer-specific opportunities.
Describe portfolio positioning at period end.
The Fund was underweight in BB rated debt and overweight in select CCCs. With that said, the portfolio remained underweight in the highest-yielding portion of the market that contains a larger concentration of stressed assets. The leading sector overweights were in technology, aerospace & defense, and cable & satellite, and the largest underweights included electric utilities, finance companies and food & beverage. The Fund also continued to hold a tactical allocation of about 9% to bank loans, which the investment adviser believes offer an attractive value versus high-yield bonds. These senior-secured assets experienced a recovery similar to high yield, but yield spreads remain wide versus historical levels. The Fund also held an out-of-benchmark allocation to equities of approximately 2%.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock High Yield V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c ) (d)
....................................... 3.60% 3.50% 3.83% 15.28% 7.44% 6.52%
Class III
(c ) (d)
...................................... 3.36 3.26 3.84 15.00 7.18 6.26
(e )
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped
Index
(f)
...................... — — 3.61 15.34 7.47 6.65
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns.
(d)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the
performance and accounting survivor of the Reorganization. The Fund’s total returns prior to October 1, 2011 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name “BlackRock High Income V.I. Fund”.
(e)
The returns for Class III Shares prior to February 15, 2012, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(f)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 7
BB/Ba ......................................... 36
B ............................................ 39
CCC/ Caa ....................................... 14
CC/Ca ........................................ —
(c)
NR ........................................... 4
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.
(c)
Represents less than 1% of the Fund's total investments.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,038.30 $ 2.88 $ 1,000.00 $ 1,021.97 $ 2.86 0.57%
Class III .................................. 1,000.00 1,038.40 4.09 1,000.00 1,020.78 4.06 0.81
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 2.3%
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
................ 346 $ 14,691
Chemicals — 0.3%
Atotech Ltd.
(a)
...................... 1,769 45,162
Diversey Holdings Ltd.
(a)
............... 43,691 782,506
Element Solutions, Inc. ................ 46,820 1,094,652
1,922,320
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
.......... 14,353 305,862
Electrical Equipment — 0.1%
Sensata Technologies Holding plc
(a)
....... 9,474 549,208
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
........ 1,058 15,658
Entertainment — 0.0%
Live Nation Entertainment, Inc.
(a)
......... 3,672 321,631
Equity Real Estate Investment Trusts (REITs) — 0.3%
Gaming and Leisure Properties, Inc. ....... 21,702 1,005,454
VICI Properties, Inc. .................. 49,443 1,533,722
2,539,176
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 9,944 370,414
Life Sciences Tools & Services — 0.3%
(a)
Avantor , Inc. ....................... 29,549 1,049,285
Syneos Health, Inc. .................. 9,594 858,567
1,907,852
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
..... 106,359 280,788
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
.............. 60,163 1,140,089
Oil, Gas & Consumable Fuels — 1.0%
Chesapeake Energy Corp. ............. 33,868 1,758,427
ConocoPhillips ..................... 7,985 486,286
Devon Energy Corp. .................. 19,263 562,287
Diamondback Energy, Inc. .............. 7,748 727,460
Energy Transfer LP .................. 39,360 418,397
Enterprise Products Partners LP .......... 18,057 435,715
EQT Corp.
(a)
....................... 14,430 321,212
Extraction Oil & Gas, Inc.
(a)
............. 12,996 713,610
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $263,946)
(a)(c)
................. 7,537 412,132
Kinder Morgan, Inc. .................. 8,070 147,116
Plains All American Pipeline LP .......... 70,925 805,708
SM Energy Co. ..................... 26,868 661,759
Williams Cos., Inc. (The) ............... 5,487 145,680
7,595,789
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
.............. 5,600 280,672
Total Common Stocks — 2.3%
(Cost: $12,618,604) ............................... 17,244,150
Security
Par (000)
Par (000) Value
Corporate Bonds — 86.1%
Aerospace & Defense — 3.2%
Boeing Co. (The), 5.93%, 05/01/60 ....... USD 1,830 $ 2,526,971
Bombardier, Inc.
(d)
:
7.50%, 12/01/24 .................. 277 289,465
7.50%, 03/15/25 .................. 58 59,644
7.13%, 06/15/26 .................. 1,330 1,392,510
7.88%, 04/15/27 .................. 652 676,450
7.45%, 05/01/34 .................. 201 215,070
BWX Technologies, Inc.
(d)
:
4.13%, 06/30/28 .................. 418 425,837
4.13%, 04/15/29 .................. 326 331,705
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(d)
. 741 763,230
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 12 13,245
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(d)
................ 516 539,865
Rolls-Royce plc, 5.75%, 10/15/27
(d)
....... 1,940 2,136,891
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(d)
.. 276 293,250
SSL Robotics LLC, 9.75%, 12/31/23
(d)
..... 184 203,050
TransDigm , Inc.:
8.00%, 12/15/25
(d)
................. 1,715 1,853,058
6.25%, 03/15/26
(d)
................. 8,533 9,002,315
6.38%, 06/15/26 .................. 135 139,856
7.50%, 03/15/27 .................. 215 228,706
4.63%, 01/15/29
(d)
................. 526 526,184
4.88%, 05/01/29
(d)
................. 590 595,605
Triumph Group, Inc., 8.88%, 06/01/24
(d)
.... 1,714 1,906,825
24,119,732
Airlines — 1.8%
American Airlines, Inc.
(d)
:
11.75%, 07/15/25 ................. 1,710 2,146,050
5.50%, 04/20/26 .................. 1,017 1,076,749
5.75%, 04/20/29 .................. 1,570 1,697,497
Delta Air Lines, Inc.
(d)
:
7.00%, 05/01/25 .................. 630 735,202
4.75%, 10/20/28 .................. 1,161 1,290,751
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(d)
................ 489 524,995
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(d)
2,028 2,232,828
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(d)
69 77,586
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 97 102,910
Series 2020-1, Class A, 5.88%, 10/15/27 . 1,407 1,561,726
United Airlines, Inc.
(d)
:
4.38%, 04/15/26 .................. 908 939,943
4.63%, 04/15/29 .................. 1,179 1,220,265
13,606,502
Auto Components — 1.9%
Adient US LLC, 9.00%, 04/15/25
(d)
....... 305 335,881
Allison Transmission, Inc.
(d)
:
5.88%, 06/01/29 .................. 647 708,465
3.75%, 01/30/31 .................. 383 376,439
Clarios Global LP
(d)
:
6.75%, 05/15/25 .................. 911 970,197
6.25%, 05/15/26 .................. 1,673 1,782,263
8.50%, 05/15/27 .................. 4,385 4,780,527
Dealer Tire LLC, 8.00%, 02/01/28
(d)
....... 604 650,810
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 .................. 332 370,595
5.00%, 07/15/29
(d)
................. 263 275,361
5.25%, 07/15/31
(d)
................. 851 889,295
5.63%, 04/30/33 .................. 600 632,820
Icahn Enterprises LP:
4.75%, 09/15/24 .................. 162 169,290
6.25%, 05/15/26 .................. 369 391,509

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
5.25%, 05/15/27 .................. USD 869 $ 897,238
5.25%, 05/15/27
(d)
................. 512 528,640
4.38%, 02/01/29
(d)
................. 356 354,220
Patrick Industries, Inc., 4.75%, 05/01/29
(d)
... 126 125,213
Tenneco, Inc., 7.88%, 01/15/29
(d)
........ 92 103,903
14,342,666
Automobiles — 0.2%
Ford Motor Co.:
4.35%, 12/08/26 .................. 82 87,843
4.75%, 01/15/43 .................. 167 177,437
5.29%, 12/08/46 .................. 160 178,701
Tesla, Inc., 5.30%, 08/15/25
(d)
.......... 582 601,578
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
210 226,275
1,271,834
Banks — 0.3%
Banco Espirito Santo SA
(a)(e)
:
2.63%, 05/08/17 .................. EUR 100 16,600
4.75%, 01/15/18 .................. 100 16,600
4.00%, 01/21/19 .................. 100 16,601
Barclays plc, 5.20%, 05/12/26 .......... USD 200 228,428
CIT Group, Inc., 5.00%, 08/01/23 ........ 306 330,863
HSBC Holdings plc
(f)(g)
:
(USD Swap Rate 5 Year + 3.75%), 6.00% . 465 516,150
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 200 207,500
Intesa Sanpaolo SpA
(d)
:
4.20%, 06/01/32 .................. 320 327,923
4.95%, 06/01/42 .................. 235 243,348
1,904,013
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
230 230,575
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(d)
118 115,583
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(d)
..................... 545 565,721
APi Group DE, Inc., 4.13%, 07/15/29
(d)
..... 277 275,443
Builders FirstSource, Inc., 6.75%, 06/01/27
(d)
. 171 183,184
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(d)
..................... 850 911,625
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(d)
.... 659 682,889
Forterra Finance LLC, 6.50%, 07/15/25
(d)
... 701 755,327
Griffon Corp., 5.75%, 03/01/28 .......... 331 351,687
James Hardie International Finance DAC,
5.00%, 01/15/28
(d)
................ 200 211,817
JELD-WEN, Inc.
(d)
:
6.25%, 05/15/25 .................. 245 261,295
4.63%, 12/15/25 .................. 99 100,857
4.88%, 12/15/27 .................. 30 31,177
Masonite International Corp.
(d)
:
5.75%, 09/15/26 .................. 45 46,575
5.38%, 02/01/28 .................. 74 78,416
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(d)
.. 1,765 1,870,900
Standard Industries, Inc.
(d)
:
5.00%, 02/15/27 .................. 221 228,873
4.38%, 07/15/30 .................. 611 630,094
3.38%, 01/15/31 .................. 391 374,269
Summit Materials LLC, 5.25%, 01/15/29
(d)
... 278 295,356
Victors Merger Corp., 6.38%, 05/15/29
(d)
.... 395 397,963
8,253,468
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(d)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 . USD 208 $ 213,787
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 509 529,360
Credit Suisse Group AG
(f)(g)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... 300 334,389
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ....................... 405 428,287
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26 ................. 250 258,615
Hightower Holding LLC, 6.75%, 04/15/29 ... 221 225,420
MSCI, Inc.:
3.63%, 09/01/30 .................. 96 98,176
3.88%, 02/15/31 .................. 665 690,110
3.63%, 11/01/31 .................. 389 398,997
Owl Rock Technology Finance Corp., 3.75%,
06/17/26 ...................... 240 252,361
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(f)(g)
320 326,944
3,756,446
Chemicals — 1.4%
Axalta Coating Systems LLC
(d)
:
4.75%, 06/15/27 .................. 423 443,092
3.38%, 02/15/29 .................. 166 162,265
Chemours Co. (The), 5.75%, 11/15/28
(d)
.... 186 198,977
Element Solutions, Inc., 3.88%, 09/01/28
(d)
.. 2,905 2,963,972
Gates Global LLC, 6.25%, 01/15/26
(d)
...... 574 601,274
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(d)
..................... 534 549,246
HB Fuller Co., 4.25%, 10/15/28 ......... 165 170,532
Herens Midco SARL, 4.75%, 05/15/28
(d)
.... 888 883,560
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
.... 553 616,606
Ingevity Corp., 3.88%, 11/01/28
(d)
........ 132 131,010
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
388 403,404
NOVA Chemicals Corp., 4.88%, 06/01/24
(d)
.. 81 85,455
OCI NV, 5.25%, 11/01/24
(d)
............ 277 285,504
PQ Corp., 5.75%, 12/15/25
(d)
........... 912 935,940
SCIH Salt Holdings, Inc.
(d)
:
4.88%, 05/01/28 .................. 774 773,907
6.63%, 05/01/29 .................. 354 354,885
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(d)
..................... 515 513,393
Valvoline, Inc., 3.63%, 06/15/31
(d)
........ 2 2,000
10,075,022
Commercial Services & Supplies — 3.2%
ADT Security Corp. (The), 4.88%, 07/15/32
(d)
. 724 762,908
Allied Universal Holdco LLC
(d)
:
6.63%, 07/15/26 .................. 3,368 3,570,855
9.75%, 07/15/27 .................. 1,545 1,701,431
4.63%, 06/01/28 .................. 3,354 3,360,011
6.00%, 06/01/29 .................. 990 1,003,652
APX Group, Inc.:
7.88%, 12/01/22 .................. 115 115,431
8.50%, 11/01/24 .................. 202 211,090
6.75%, 02/15/27
(d)
................. 455 485,121
Aramark Services, Inc.
(d)
:
5.00%, 04/01/25 .................. 246 252,150
6.38%, 05/01/25 .................. 571 606,687
Brink's Co. (The), 5.50%, 07/15/25
(d)
...... 114 121,054
Clean Harbors, Inc.
(d)
:
4.88%, 07/15/27 .................. 233 244,067
5.13%, 07/15/29 .................. 199 216,413
Covanta Holding Corp., 5.00%, 09/01/30 ... 239 250,950

BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(d)
:
4.63%, 02/15/27 .................. USD 715 $ 718,575
9.50%, 11/01/27 .................. 428 474,010
GFL Environmental, Inc.
(d)
:
4.25%, 06/01/25 .................. 140 145,816
3.75%, 08/01/25 .................. 170 174,675
5.13%, 12/15/26 .................. 1,122 1,186,986
4.00%, 08/01/28 .................. 985 973,032
3.50%, 09/01/28 .................. 310 309,225
4.75%, 06/15/29 .................. 821 852,444
IAA, Inc., 5.50%, 06/15/27
(d)
........... 274 287,623
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(d)
..................... 273 284,603
Madison IAQ LLC
(d)
:
4.13%, 06/30/28 .................. 203 205,030
5.88%, 06/30/29 .................. 756 769,230
Nielsen Finance LLC
(d)
:
5.63%, 10/01/28 .................. 1,237 1,306,383
5.88%, 10/01/30 .................. 474 515,913
4.75%, 07/15/31 .................. 340 340,850
Prime Security Services Borrower LLC
(d)
:
5.25%, 04/15/24 .................. 6 6,429
5.75%, 04/15/26 .................. 42 46,396
3.38%, 08/31/27 .................. 256 248,320
6.25%, 01/15/28 .................. 694 738,243
Stericycle, Inc., 3.88%, 01/15/29
(d)
........ 254 253,500
Waste Pro USA, Inc., 5.50%, 02/15/26
(d)
.... 1,126 1,162,313
23,901,416
Communications Equipment — 1.0%
Avaya, Inc., 6.13%, 09/15/28
(d)
.......... 2,315 2,477,744
CommScope Technologies LLC
(d)
:
6.00%, 06/15/25 .................. 1,097 1,120,311
5.00%, 03/15/27 .................. 775 793,407
CommScope , Inc.
(d)
:
5.50%, 03/01/24 .................. 366 376,522
6.00%, 03/01/26 .................. 281 296,652
8.25%, 03/01/27 .................. 66 70,541
7.13%, 07/01/28 .................. 337 365,224
Nokia OYJ:
4.38%, 06/12/27 .................. 187 206,562
6.63%, 05/15/39 .................. 107 138,565
ViaSat , Inc.
(d)
:
5.63%, 04/15/27 .................. 615 641,955
6.50%, 07/15/28 .................. 730 778,516
7,265,999
Construction & Engineering — 0.3%
(d)
Arcosa, Inc., 4.38%, 04/15/29 .......... 701 713,268
Brand Industrial Services, Inc., 8.50%, 07/15/25 767 779,832
Dycom Industries, Inc., 4.50%, 04/15/29 .... 190 191,645
MasTec, Inc., 4.50%, 08/15/28 .......... 318 334,800
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 .................. 99 101,651
9.75%, 07/15/28 .................. 131 146,720
Pike Corp., 5.50%, 09/01/28 ........... 267 277,680
2,545,596
Consumer Finance — 1.1%
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 .................. 200 209,126
4.69%, 06/09/25 .................. 200 216,500
5.13%, 06/16/25 .................. 548 603,485
4.13%, 08/04/25 .................. 650 694,681
3.38%, 11/13/25 .................. 200 207,390
4.39%, 01/08/26 .................. 475 513,000
4.13%, 08/17/27 .................. 200 212,156
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.82%, 11/02/27 .................. USD 200 $ 208,324
2.90%, 02/16/28 .................. 585 582,227
5.11%, 05/03/29 .................. 303 339,202
4.00%, 11/13/30 .................. 1,253 1,312,518
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(d)(h)
...... 551 541,639
Navient Corp.:
6.13%, 03/25/24 .................. 176 189,950
5.88%, 10/25/24 .................. 49 52,859
6.75%, 06/25/25 .................. 103 114,043
6.75%, 06/15/26 .................. 138 154,042
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 227 256,192
8.88%, 06/01/25 .................. 4 4,435
7.13%, 03/15/26 .................. 819 953,897
3.50%, 01/15/27 .................. 638 642,785
6.63%, 01/15/28 .................. 155 177,686
5.38%, 11/15/29 .................. 61 66,352
4.00%, 09/15/30 .................. 8 7,930
8,260,419
Containers & Packaging — 2.1%
ARD Finance SA, 6.50%, 06/30/27
(d)
...... 2,822 2,963,100
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(d)
................ 2,162 2,143,785
Ardagh Packaging Finance plc
(d)
:
4.13%, 08/15/26 .................. 389 401,642
4.75%, 07/15/27 .................. GBP 100 140,820
5.25%, 08/15/27 .................. USD 1,786 1,821,720
CANPACK SA, 3.13%, 11/01/25
(d)
........ 211 214,468
Crown Americas LLC, 4.25%, 09/30/26 .... 302 323,895
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 95,550
Graham Packaging Co., Inc., 7.13%, 08/15/28
(d)
356 383,590
Graphic Packaging International LLC
(d)
:
4.75%, 07/15/27 .................. 128 138,288
3.50%, 03/15/28 .................. 15 15,113
3.50%, 03/01/29 .................. 59 58,451
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(d)
..................... 259 269,360
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(d)
..................... 274 277,848
LABL Escrow Issuer LLC
(d)
:
6.75%, 07/15/26 .................. 365 389,356
10.50%, 07/15/27 ................. 307 338,468
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(d)
................ 389 392,890
Sealed Air Corp.
(d)
:
5.13%, 12/01/24 .................. 20 21,775
4.00%, 12/01/27 .................. 143 152,116
6.88%, 07/15/33 .................. 31 39,213
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 3 3,113
Trivium Packaging Finance BV
(d)( i )
:
5.50%, 08/15/26 .................. 1,316 1,382,721
8.50%, 08/15/27 .................. 3,467 3,769,323
15,736,605
Distributors — 0.5%
(d)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 .................. 220 225,436
3.88%, 11/15/29 .................. 272 270,300
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 216 221,206
Core & Main LP, 6.13%, 08/15/25 ........ 2,398 2,445,960
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 113 109,610

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Distributors (continued)
9.00%, 11/15/26 .................. USD 130 $ 126,750
3,399,262
Diversified Consumer Services — 0.6%
Bidfair Holdings, Inc., 5.88%, 06/01/29
(d)
.... 1,175 1,192,625
Graham Holdings Co., 5.75%, 06/01/26
(d)
... 105 109,200
Metis Merger Sub LLC, 6.50%, 05/15/29
(d)
... 427 420,531
Service Corp. International:
5.13%, 06/01/29 .................. 89 96,565
3.38%, 08/15/30 .................. 279 273,364
4.00%, 05/15/31 .................. 720 734,886
Sotheby's, 7.38%, 10/15/27
(d)
........... 1,743 1,880,261
4,707,432
Diversified Financial Services — 0.8%
(d)
Fairstone Financial, Inc., 7.88%, 07/15/24 ... 289 301,283
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ...................... 1,000 1,004,910
Sabre GLBL, Inc.:
9.25%, 04/15/25 .................. 806 958,197
7.38%, 09/01/25 .................. 395 429,562
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 636 663,825
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,693 2,837,749
6,195,526
Diversified Telecommunication Services — 6.5%
Altice France Holding SA
(d)
:
10.50%, 05/15/27 ................. 3,320 3,689,350
6.00%, 02/15/28 .................. 1,263 1,257,695
Altice France SA
(d)
:
7.38%, 05/01/26 .................. 200 207,986
8.13%, 02/01/27 .................. 1,721 1,875,029
5.50%, 01/15/28 .................. 900 933,930
5.13%, 01/15/29 .................. 614 617,070
5.13%, 07/15/29 .................. 2,570 2,582,593
CCO Holdings LLC:
5.00%, 02/01/28
(d)
................. 441 462,499
5.38%, 06/01/29
(d)
................. 492 537,805
4.75%, 03/01/30
(d)
................. 657 694,777
4.50%, 08/15/30
(d)
................. 1,621 1,687,808
4.25%, 02/01/31
(d)
................. 1,157 1,178,694
4.50%, 05/01/32 .................. 1,130 1,170,962
4.50%, 06/01/33
(d)
................. 741 758,236
Cincinnati Bell, Inc.
(d)
:
7.00%, 07/15/24 .................. 919 943,124
8.00%, 10/15/25 .................. 75 78,843
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
..................... 1,519 1,634,064
Frontier Communications Holdings LLC
(d)
:
5.88%, 10/15/27 .................. 775 830,219
5.00%, 05/01/28 .................. 1,762 1,821,608
6.75%, 05/01/29 .................. 971 1,032,435
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(d)(i)
.................... 106 109,474
Level 3 Financing, Inc.
(d)
:
4.25%, 07/01/28 .................. 650 659,594
3.75%, 07/15/29 .................. 1,292 1,256,470
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... 128 141,950
Series Y, 7.50%, 04/01/24 ........... 176 197,560
5.13%, 12/15/26
(d)
................. 2,272 2,360,040
4.00%, 02/15/27
(d)
................. 411 419,220
4.50%, 01/15/29
(d)
................. 1,546 1,508,819
5.38%, 06/15/29
(d)
................. 918 931,205
Series P, 7.60%, 09/15/39 ........... 162 184,275
Series U, 7.65%, 03/15/42 ........... 656 736,360
QualityTech LP, 3.88%, 10/01/28
(d)
....... 484 517,590
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sable International Finance Ltd., 5.75%,
09/07/27
(d)
..................... USD 200 $ 210,440
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 2,217 2,843,303
8.75%, 03/15/32 .................. 2,115 3,214,800
Switch Ltd.
(d)
:
3.75%, 09/15/28 .................. 635 642,937
4.13%, 06/15/29 .................. 460 472,075
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 408 486,540
6.00%, 09/30/34 .................. 739 852,621
7.20%, 07/18/36 .................. 201 259,290
7.72%, 06/04/38 .................. 309 421,251
Telecom Italia SpA, 5.30%, 05/30/24
(d)
..... 251 274,770
Telesat Canada, 4.88%, 06/01/27
(d)
....... 483 466,095
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(d)
..................... 200 215,000
Zayo Group Holdings, Inc.
(d)
:
4.00%, 03/01/27 .................. 2,227 2,211,678
6.13%, 03/01/28 .................. 2,451 2,503,084
48,091,168
Electric Utilities — 0.8%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
( i )
.......... 251 272,962
2.65%, 03/01/30 .................. 46 45,815
Series B, 2.25%, 09/01/30 ........... 38 36,435
Series C, 7.38%, 11/15/31 ........... 302 413,592
Series C, 5.35%, 07/15/47
( i )
.......... 1,031 1,237,200
Series C, 3.40%, 03/01/50 ........... 346 338,215
FirstEnergy Transmission LLC
(d)
:
5.45%, 07/15/44 .................. 791 986,975
4.55%, 04/01/49 .................. 309 362,415
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(d)
..................... 13 13,715
NRG Energy, Inc.:
5.75%, 01/15/28 .................. 8 8,520
3.63%, 02/15/31
(d)
................. 552 542,450
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
..................... 505 522,776
PG&E Corp., 5.25%, 07/01/30 .......... 377 380,582
Vistra Operations Co. LLC, 4.38%, 05/01/29
(d)
455 457,275
5,618,927
Electrical Equipment — 0.2%
(d)
Atkore, Inc., 4.25%, 06/01/31 ........... 337 341,314
Sensata Technologies BV:
5.63%, 11/01/24 .................. 187 207,804
4.00%, 04/15/29 .................. 619 628,336
1,177,454
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC:
4.13%, 05/01/25 .................. 278 290,510
3.25%, 02/15/29 .................. 297 300,920
Sensata Technologies, Inc., 4.38%, 02/15/30
(d)
654 689,213
1,280,643
Energy Equipment & Services — 0.9%
Archrock Partners LP
(d)
:
6.88%, 04/01/27 .................. 259 274,864
6.25%, 04/01/28 .................. 1,589 1,658,773
ChampionX Corp., 6.38%, 05/01/26 ....... 298 312,125
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(g)
.................... 418 414,762
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(h)(j)
.................... 310 342,512

BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
TechnipFMC plc, 6.50%, 02/01/26
(d)
....... USD 632 $ 682,412
Tervita Corp., 11.00%, 12/01/25
(d)
........ 209 234,024
Transocean, Inc., 11.50%, 01/30/27
(d)
...... 241 257,555
USA Compression Partners LP:
6.88%, 04/01/26 .................. 933 977,317
6.88%, 09/01/27 .................. 1,238 1,322,531
6,476,875
Entertainment — 1.1%
Cinemark USA, Inc.
(d)
:
5.88%, 03/15/26 .................. 232 242,776
5.25%, 07/15/28 .................. 236 241,900
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(d)
..................... 128 134,560
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(j)
................. 354 494,290
4.88%, 11/01/24
(d)
................. 59 59,944
2.00%, 02/15/25
(j)
................. 287 320,292
6.50%, 05/15/27
(d)
................. 1,782 1,977,664
4.75%, 10/15/27
(d)
................. 169 175,126
3.75%, 01/15/28
(d)
................. 662 664,926
Netflix, Inc.:
4.88%, 04/15/28 .................. 87 101,137
5.88%, 11/15/28 .................. 1,004 1,232,340
6.38%, 05/15/29 .................. 66 84,299
5.38%, 11/15/29
(d)
................. 314 381,383
4.88%, 06/15/30
(d)
................. 269 319,922
Playtika Holding Corp., 4.25%, 03/15/29
(d)
... 1,343 1,342,073
WMG Acquisition Corp., 3.88%, 07/15/30
(d)
.. 191 192,891
7,965,523
Equity Real Estate Investment Trusts (REITs) — 3.0%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(d)
..................... 318 334,298
CTR Partnership LP, 3.88%, 06/30/28
(d)
.... 338 345,139
Diversified Healthcare Trust, 9.75%, 06/15/25 356 394,270
Global Net Lease, Inc., 3.75%, 12/15/27
(d)
... 363 359,278
GLP Capital LP, 4.00%, 01/15/31 ........ 162 174,552
HAT Holdings I LLC, 3.38%, 06/15/26
(d)
.... 409 412,068
Iron Mountain, Inc.
(d)
:
5.25%, 07/15/30 .................. 789 835,219
5.63%, 07/15/32 .................. 446 477,363
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 79 85,553
4.63%, 06/15/25
(d)
................. 348 371,793
4.50%, 09/01/26 .................. 907 968,222
5.75%, 02/01/27 .................. 351 390,529
4.50%, 01/15/28 .................. 827 874,553
3.88%, 02/15/29
(d)
................. 998 1,013,539
MPT Operating Partnership LP:
5.00%, 10/15/27 .................. 51 54,065
4.63%, 08/01/29 .................. 913 977,330
3.50%, 03/15/31 .................. 1,981 2,000,790
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 916 940,778
4.50%, 02/15/29
(d)
................. 1,224 1,225,003
RLJ Lodging Trust LP, 3.75%, 07/01/26
(d)
... 283 285,830
SBA Communications Corp., 3.88%, 02/15/27 1,406 1,443,828
Service Properties Trust:
4.50%, 06/15/23 .................. 70 71,750
4.35%, 10/01/24 .................. 68 68,476
7.50%, 09/15/25 .................. 923 1,045,019
5.50%, 12/15/27 .................. 209 223,051
Uniti Group LP
(d)
:
7.88%, 02/15/25 .................. 188 201,395
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.75%, 04/15/28 .................. USD 689 $ 687,277
6.50%, 02/15/29 .................. 1,133 1,135,833
VICI Properties LP
(d)
:
3.50%, 02/15/25 .................. 292 297,764
4.25%, 12/01/26 .................. 1,040 1,081,829
3.75%, 02/15/27 .................. 911 926,596
4.63%, 12/01/29 .................. 985 1,046,563
4.13%, 08/15/30 .................. 1,382 1,419,065
XHR LP, 4.88%, 06/01/29
(d)
............ 128 132,160
22,300,778
Food & Staples Retailing — 0.6%
(d)
Albertsons Cos., Inc.:
3.25%, 03/15/26 .................. 707 717,075
4.63%, 01/15/27 .................. 793 829,438
5.88%, 02/15/28 .................. 1,088 1,172,206
4.88%, 02/15/30 .................. 287 306,088
Ingles Markets, Inc., 4.00%, 06/15/31 ..... 78 77,903
United Natural Foods, Inc., 6.75%, 10/15/28 . 152 163,576
US Foods, Inc.:
6.25%, 04/15/25 .................. 231 244,860
4.75%, 02/15/29 .................. 592 603,840
4,114,986
Food Products — 2.2%
Chobani LLC
(d)
:
7.50%, 04/15/25 .................. 1,111 1,155,895
4.63%, 11/15/28 .................. 415 430,044
JBS USA Food Co., 7.00%, 01/15/26
(d)
..... 200 212,000
JBS USA LUX SA
(d)
:
6.75%, 02/15/28 .................. 363 397,031
6.50%, 04/15/29 .................. 604 678,751
3.75%, 12/01/31 .................. 892 912,739
Kraft Heinz Foods Co.:
4.25%, 03/01/31 .................. 1,579 1,793,726
5.00%, 07/15/35 .................. 189 231,831
6.88%, 01/26/39 .................. 414 594,674
4.63%, 10/01/39 .................. 129 150,242
6.50%, 02/09/40 .................. 280 388,857
5.00%, 06/04/42 .................. 125 152,637
5.20%, 07/15/45 .................. 481 597,133
4.38%, 06/01/46 .................. 718 813,637
4.88%, 10/01/49 .................. 2,184 2,651,270
5.50%, 06/01/50 .................. 2,662 3,454,618
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(d)
20 22,125
Post Holdings, Inc.
(d)
:
5.75%, 03/01/27 .................. 6 6,277
5.63%, 01/15/28 .................. 165 174,900
4.63%, 04/15/30 .................. 54 54,909
4.50%, 09/15/31 .................. 565 564,068
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
... 568 572,936
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 97 96,273
16,106,573
Gas Utilities — 0.1%
(d)
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 335 342,956
Superior Plus LP, 4.50%, 03/15/29 ....... 96 98,882
441,838
Health Care Equipment & Supplies — 0.7%
(d)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 1,681 1,774,749
Hologic, Inc., 3.25%, 02/15/29 .......... 192 190,320
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 .................. 907 973,891
7.25%, 02/01/28 .................. 2,003 2,187,777

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc., 4.25%, 06/01/28 .......... USD 297 $ 309,623
5,436,360
Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc.
(d)
:
5.50%, 07/01/28 .................. 335 357,613
5.00%, 04/15/29 .................. 273 284,717
AdaptHealth LLC
(d)
:
6.13%, 08/01/28 .................. 410 436,605
4.63%, 08/01/29 .................. 184 186,300
AHP Health Partners, Inc.
(d)
:
9.75%, 07/15/26 .................. 639 687,436
5.75%, 07/15/29 .................. 575 582,906
Akumin, Inc., 7.00%, 11/01/25
(d)
......... 202 209,714
Centene Corp.:
4.25%, 12/15/27 .................. 551 580,617
2.45%, 07/15/28 .................. 1,622 1,643,897
4.63%, 12/15/29 .................. 2,260 2,485,480
3.00%, 10/15/30 .................. 1,439 1,478,256
2.50%, 03/01/31 .................. 2,253 2,222,021
Community Health Systems, Inc.
(d)
:
6.63%, 02/15/25 .................. 2,601 2,750,531
8.00%, 03/15/26 .................. 3,194 3,441,535
5.63%, 03/15/27 .................. 877 936,198
6.00%, 01/15/29 .................. 727 777,890
6.88%, 04/15/29 .................. 354 370,450
6.13%, 04/01/30 .................. 532 539,980
DaVita, Inc., 4.63%, 06/01/30
(d)
......... 254 261,168
Encompass Health Corp.:
4.50%, 02/01/28 .................. 117 121,384
4.75%, 02/01/30 .................. 807 857,438
4.63%, 04/01/31 .................. 369 395,365
HCA, Inc.:
5.38%, 02/01/25 .................. 3 3,384
5.63%, 09/01/28 .................. 1,228 1,455,180
5.88%, 02/01/29 .................. 280 338,100
3.50%, 09/01/30 .................. 1,481 1,577,813
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(d)
.. 817 829,917
Legacy LifePoint Health LLC
(d)
:
6.75%, 04/15/25 .................. 289 307,973
4.38%, 02/15/27 .................. 127 128,524
LifePoint Health, Inc., 5.38%, 01/15/29
(d)
.... 829 808,275
MEDNAX, Inc., 6.25%, 01/15/27
(d)
........ 231 244,571
ModivCare, Inc., 5.88%, 11/15/25
(d)
....... 313 334,910
Molina Healthcare, Inc.
(d)
:
4.38%, 06/15/28 .................. 674 702,645
3.88%, 11/15/30 .................. 495 515,419
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(d)
..................... 790 855,238
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(d)
................ 173 186,191
RP Escrow Issuer LLC, 5.25%, 12/15/25
(d)
... 268 279,725
Surgery Center Holdings, Inc.
(d)
:
6.75%, 07/01/25 .................. 1,130 1,152,600
10.00%, 04/15/27 ................. 1,060 1,163,350
Tenet Healthcare Corp.
(d)
:
4.63%, 09/01/24 .................. 406 416,702
7.50%, 04/01/25 .................. 459 495,780
4.88%, 01/01/26 .................. 1,419 1,471,787
6.25%, 02/01/27 .................. 180 187,875
5.13%, 11/01/27 .................. 1,636 1,715,755
4.63%, 06/15/28 .................. 96 98,803
6.13%, 10/01/28 .................. 900 959,076
4.25%, 06/01/29 .................. 609 616,612
US Acute Care Solutions LLC, 6.38%,
03/01/26
(d)
..................... 69 71,298
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., 6.25%, 05/15/27
(d)
......... USD 277 $ 292,927
38,817,931
Health Care Technology — 0.1%
IQVIA, Inc.
(d)
:
5.00%, 10/15/26 .................. 298 308,430
5.00%, 05/15/27 .................. 226 236,735
545,165
Hotels, Restaurants & Leisure — 5.8%
1011778 BC ULC
(d)
:
5.75%, 04/15/25 .................. 161 170,461
3.88%, 01/15/28 .................. 564 571,050
4.38%, 01/15/28 .................. 1,207 1,223,596
Affinity Gaming, 6.88%, 12/15/27
(d)
....... 272 288,660
Aramark International Finance SARL, 3.13%,
04/01/25 ...................... EUR 506 606,649
Boyd Gaming Corp.:
8.63%, 06/01/25
(d)
................. USD 514 566,618
4.75%, 12/01/27 .................. 454 469,890
4.75%, 06/15/31
(d)
................. 771 799,913
Boyne USA, Inc., 4.75%, 05/15/29
(d)
...... 466 480,786
Caesars Entertainment, Inc.
(d)
:
6.25%, 07/01/25 .................. 2,673 2,833,380
8.13%, 07/01/27 .................. 2,635 2,930,647
Caesars Resort Collection LLC, 5.75%,
07/01/25
(d)
..................... 1,552 1,635,420
Carnival Corp.
(d)
:
11.50%, 04/01/23 ................. 684 769,774
10.50%, 02/01/26 ................. 1,012 1,178,221
5.75%, 03/01/27 .................. 3,051 3,195,923
9.88%, 08/01/27 .................. 457 533,547
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(d)
..................... 209 206,126
CCM Merger, Inc., 6.38%, 05/01/26
(d)
...... 291 305,550
Cedar Fair LP
(d)
:
5.50%, 05/01/25 .................. 1,733 1,808,819
6.50%, 10/01/28 .................. 87 93,742
Churchill Downs, Inc.
(d)
:
5.50%, 04/01/27 .................. 521 542,912
4.75%, 01/15/28 .................. 416 430,439
Everi Holdings, Inc., 5.00%, 07/15/29
(d)
..... 108 108,000
Full House Resorts, Inc., 8.25%, 02/15/28
(d)
.. 124 135,160
Genting New York LLC, 3.30%, 02/15/26
(d)
.. 200 201,892
Golden Nugget, Inc., 6.75%, 10/15/24
(d)
.... 1,489 1,504,218
Hilton Domestic Operating Co., Inc.:
5.75%, 05/01/28
(d)
................. 321 347,344
4.88%, 01/15/30 .................. 957 1,021,598
4.00%, 05/01/31
(d)
................. 610 615,411
Hilton Grand Vacations Borrower Escrow LLC,
4.88%, 07/01/31
(d)
................ 99 98,741
IRB Holding Corp., 7.00%, 06/15/25
(d)
..... 232 250,565
Life Time, Inc.
(d)
:
5.75%, 01/15/26 .................. 814 843,507
8.00%, 04/15/26 .................. 435 463,597
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
209 208,477
Marriott Ownership Resorts, Inc.:
6.50%, 09/15/26 .................. 66 68,557
4.50%, 06/15/29
(d)
................. 316 320,345
Merlin Entertainments Ltd., 5.75%, 06/15/26
(d)
200 209,262
MGM Resorts International:
6.00%, 03/15/23 .................. 308 329,467
5.75%, 06/15/25 .................. 41 45,213
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
..................... 510 510,637

BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
(d)
:
10.25%, 02/01/26 ................. USD 191 $ 222,038
5.88%, 03/15/26 .................. 475 497,562
NCL Finance Ltd., 6.13%, 03/15/28
(d)
...... 681 713,654
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(d)
..................... 463 497,262
Penn National Gaming, Inc., 4.13%, 07/01/29
(d)
268 267,665
Powdr Corp., 6.00%, 08/01/25
(d)
......... 382 401,100
Raptor Acquisition Corp., 4.88%, 11/01/26
(d)
.. 371 376,187
Royal Caribbean Cruises Ltd.
(d)
:
10.88%, 06/01/23 ................. 175 199,281
9.13%, 06/15/23 .................. 275 301,812
11.50%, 06/01/25 ................. 360 414,900
5.50%, 04/01/28 .................. 1,252 1,311,220
Scientific Games International, Inc.:
8.63%, 07/01/25
(d)
................. 332 363,540
5.00%, 10/15/25
(d)
................. 395 407,838
3.38%, 02/15/26 .................. EUR 500 594,416
8.25%, 03/15/26
(d)
................. USD 679 728,214
7.00%, 05/15/28
(d)
................. 256 279,603
7.25%, 11/15/29
(d)
................. 193 217,704
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(d)
..................... 248 265,980
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(d)
1,506 1,623,016
Station Casinos LLC, 4.50%, 02/15/28
(d)
.... 392 398,682
Travel + Leisure Co., 6.63%, 07/31/26
(d)
.... 258 292,314
Vail Resorts, Inc., 6.25%, 05/15/25
(d)
...... 249 266,525
Viking Cruises Ltd., 7.00%, 02/15/29
(d)
..... 87 90,517
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
..................... 379 382,790
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
..................... 227 235,674
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
... 483 518,790
Wynn Resorts Finance LLC
(d)
:
7.75%, 04/15/25 .................. 320 344,800
5.13%, 10/01/29 .................. 1,691 1,786,119
Yum! Brands, Inc.:
7.75%, 04/01/25
(d)
................. 420 456,750
4.75%, 01/15/30
(d)
................. 10 10,825
5.35%, 11/01/43 .................. 10 10,625
43,401,517
Household Durables — 0.9%
Ashton Woods USA LLC, 6.63%, 01/15/28
(d)
. 116 123,540
Brookfield Residential Properties, Inc.
(d)
:
5.00%, 06/15/29 .................. 418 421,135
4.88%, 02/15/30 .................. 345 341,654
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(d)
615 659,206
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
..................... 205 215,762
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(d)
..................... 521 552,260
KB Home, 4.00%, 06/15/31 ............ 198 199,733
LGI Homes, Inc., 4.00%, 07/15/29
(d)
....... 163 163,815
Mattamy Group Corp.
(d)
:
5.25%, 12/15/27 .................. 246 257,070
4.63%, 03/01/30 .................. 299 305,428
Meritage Homes Corp., 5.13%, 06/06/27 .... 240 268,200
New Home Co., Inc. (The), 7.25%, 10/15/25
(d)
118 125,045
Newell Brands, Inc., 6.00%, 04/01/46
(i)
..... 78 98,842
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(d)
421 445,102
Taylor Morrison Communities, Inc.
(d)
:
5.88%, 06/15/27 .................. 161 182,131
5.13%, 08/01/30 .................. 49 53,110
Tempur Sealy International, Inc., 4.00%,
04/15/29
(d)
..................... 536 542,673
Security
Par (000)
Par (000) Value
Household Durables (continued)
Toll Brothers Finance Corp., 4.35%, 02/15/28 . USD 22 $ 24,145
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 123 136,850
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 .................. 385 417,725
5.70%, 06/15/28 .................. 91 100,327
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(d)
..................... 420 438,522
Williams Scotsman International, Inc., 4.63%,
08/15/28
(d)
..................... 538 555,593
6,627,868
Household Products — 0.3%
Central Garden & Pet Co.:
4.13%, 10/15/30 .................. 424 433,010
4.13%, 04/30/31
(d)
................. 386 390,343
Energizer Holdings, Inc.
(d)
:
4.75%, 06/15/28 .................. 43 44,064
4.38%, 03/31/29 .................. 31 31,032
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(d)
..................... 352 357,280
Spectrum Brands, Inc.
(d)
:
5.00%, 10/01/29 .................. 346 366,760
5.50%, 07/15/30 .................. 244 262,910
3.88%, 03/15/31 .................. 196 192,595
2,077,994
Independent Power and Renewable Electricity Producers
— 0.4%
(d)
Calpine Corp.:
5.25%, 06/01/26 .................. 166 170,773
4.50%, 02/15/28 .................. 34 34,680
5.13%, 03/15/28 .................. 1,434 1,459,095
4.63%, 02/01/29 .................. 421 413,902
5.00%, 02/01/31 .................. 420 417,900
3.75%, 03/01/31 .................. 4 3,809
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 308 323,015
2,823,174
Insurance — 1.8%
(d)
Alliant Holdings Intermediate LLC:
4.25%, 10/15/27 .................. 2,251 2,284,742
6.75%, 10/15/27 .................. 3,884 4,081,929
AmWINS Group, Inc., 7.75%, 07/01/26 ..... 191 202,584
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(h)
.......... 213 220,450
AssuredPartners, Inc., 5.63%, 01/15/29 .... 458 458,000
BroadStreet Partners, Inc., 5.88%, 04/15/29 . 377 384,540
GTCR AP Finance, Inc., 8.00%, 05/15/27 ... 584 621,960
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25 ...................... 327 345,914
HUB International Ltd., 7.00%, 05/01/26 .... 1,375 1,425,999
NFP Corp.:
4.88%, 08/15/28 .................. 552 560,909
6.88%, 08/15/28 .................. 2,312 2,433,866
13,020,893
Interactive Media & Services — 0.2%
(d)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... 1,084 1,111,100
Twitter, Inc., 3.88%, 12/15/27 ........... 563 598,188
1,709,288
Internet & Direct Marketing Retail — 0.2%
(d)
ANGI Group LLC, 3.88%, 08/15/28 ....... 411 408,431
Go Daddy Operating Co. LLC:
5.25%, 12/01/27 .................. 82 86,100
3.50%, 03/01/29 .................. 252 250,362

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Match Group Holdings II LLC:
4.63%, 06/01/28 .................. USD 82 $ 85,269
5.63%, 02/15/29 .................. 164 177,120
4.13%, 08/01/30 .................. 393 399,878
1,407,160
IT Services — 1.9%
Acuris Finance US, Inc., 5.00%, 05/01/28
(d)
.. 810 807,457
Ahead DB Holdings LLC, 6.63%, 05/01/28
(d)
. 285 294,844
Arches Buyer, Inc.
(d)
:
4.25%, 06/01/28 .................. 188 185,885
6.13%, 12/01/28 .................. 82 84,460
Austin BidCo, Inc., 7.13%, 12/15/28
(d)
...... 124 127,062
Banff Merger Sub, Inc., 9.75%, 09/01/26
(d)
... 2,509 2,640,723
Black Knight InfoServ LLC, 3.63%, 09/01/28
(d)
602 598,966
Booz Allen Hamilton, Inc.
(d)
:
3.88%, 09/01/28 .................. 882 899,640
4.00%, 07/01/29 .................. 779 796,527
Cablevision Lightpath LLC
(d)
:
3.88%, 09/15/27 .................. 276 272,782
5.63%, 09/15/28 .................. 855 870,817
Endure Digital, Inc., 6.00%, 02/15/29
(d)
..... 356 352,440
Gartner, Inc.
(d)
:
4.50%, 07/01/28 .................. 456 481,591
3.63%, 06/15/29 .................. 427 433,405
3.75%, 10/01/30 .................. 611 625,120
ION Trading Technologies SARL, 5.75%,
05/15/28
(d)
..................... 385 399,720
Northwest Fiber LLC
(d)
:
6.00%, 02/15/28 .................. 489 490,071
10.75%, 06/01/28 ................. 149 167,625
Square, Inc., 3.50%, 06/01/31
(d)
......... 1,355 1,366,856
Tempo Acquisition LLC
(d)
:
5.75%, 06/01/25 .................. 314 330,485
6.75%, 06/01/25 .................. 1,325 1,347,366
Twilio, Inc., 3.88%, 03/15/31 ........... 405 415,631
Unisys Corp., 6.88%, 11/01/27
(d)
......... 181 197,804
14,187,277
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(d)
................. 184 193,329
5.88%, 12/15/27
(d)
................. 433 471,970
3.75%, 04/01/29
(d)
................. 202 210,080
6.20%, 10/01/40 .................. 233 287,172
5.45%, 11/01/41 .................. 259 298,498
1,461,049
Life Sciences Tools & Services — 0.2%
(d)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 .................. 336 347,340
3.75%, 03/15/29 .................. 66 66,907
4.00%, 03/15/31 .................. 196 203,905
Syneos Health, Inc., 3.63%, 01/15/29 ..... 792 784,080
1,402,232
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(d)
.. 230 242,363
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(d)
..................... 188 192,465
Clark Equipment Co., 5.88%, 06/01/25
(d)
.... 419 442,307
Colfax Corp., 6.38%, 02/15/26
(d)
......... 238 251,328
EnPro Industries, Inc., 5.75%, 10/15/26 .... 568 599,013
GrafTech Finance, Inc., 4.63%, 12/15/28
(d)
... 241 247,326
Grinding Media, Inc., 7.38%, 12/15/23
(d)
.... 608 621,704
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(d)(h)
......... 478 518,630
Security
Par (000)
Par (000) Value
Machinery (continued)
Meritor, Inc., 4.50%, 12/15/28
(d)
......... USD 122 $ 123,677
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
210 215,800
Navistar International Corp., 6.63%, 11/01/25
(d)
316 326,469
RBS Global, Inc., 4.88%, 12/15/25
(d)
...... 152 155,040
Stevens Holding Co., Inc., 6.13%, 10/01/26
(d)
. 457 490,133
Terex Corp., 5.00%, 05/15/29
(d)
......... 590 615,075
Titan Acquisition Ltd., 7.75%, 04/15/26
(d)
.... 906 938,843
Titan International, Inc., 7.00%, 04/30/28
(d)
.. 223 233,314
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
1,848 1,947,330
Vertical Holdco GmbH, 7.63%, 07/15/28
(d)
... 918 996,204
Wabash National Corp., 5.50%, 10/01/25
(d)
.. 674 687,480
9,844,501
Marine — 0.0%
Danaos Corp., 8.50%, 03/01/28
(d)
........ 205 224,797
Media — 6.3%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
..................... 251 264,177
Altice Financing SA
(d)
:
7.50%, 05/15/26 .................. 1,592 1,657,750
5.00%, 01/15/28 .................. 1,238 1,213,450
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 27 27,343
4.75%, 08/01/25 .................. 71 72,896
4.25%, 02/15/29 .................. 242 244,118
Block Communications, Inc., 4.88%, 03/01/28
(d)
231 235,620
Cable One, Inc.
(d)
:
1.13%, 03/15/28
(j)
................. 419 426,130
4.00%, 11/15/30 .................. 232 232,870
Clear Channel International BV, 6.63%,
08/01/25
(d)
..................... 1,185 1,245,234
Clear Channel Outdoor Holdings, Inc.
(d)
:
7.75%, 04/15/28 .................. 960 1,005,619
7.50%, 06/01/29 .................. 1,418 1,468,107
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(d)
................ 3,083 3,160,753
CSC Holdings LLC
(d)
:
6.50%, 02/01/29 .................. 236 261,394
5.75%, 01/15/30 .................. 895 929,681
4.13%, 12/01/30 .................. 1,030 1,023,562
4.63%, 12/01/30 .................. 2,765 2,712,769
4.50%, 11/15/31 .................. 933 938,729
5.00%, 11/15/31 .................. 522 524,506
Diamond Sports Group LLC, 5.38%, 08/15/26
(d)
569 368,427
DISH DBS Corp.:
5.88%, 07/15/22 .................. 131 136,659
5.00%, 03/15/23 .................. 1,343 1,405,624
5.88%, 11/15/24 .................. 856 919,130
7.75%, 07/01/26 .................. 1,152 1,304,640
5.13%, 06/01/29
(d)
................. 1,969 1,944,250
DISH Network Corp.
(j)
:
2.38%, 03/15/24 .................. 496 480,810
3.38%, 08/15/26 .................. 705 719,452
GCI LLC, 4.75%, 10/15/28
(d)
........... 145 148,407
iHeartCommunications, Inc., 8.38%, 05/01/27 69 73,916
LCPR Senior Secured Financing DAC
(d)
:
6.75%, 10/15/27 .................. 896 965,619
5.13%, 07/15/29 .................. 1,390 1,436,913
Liberty Broadband Corp.
(d)(j)
:
1.25%, 09/30/50 .................. 876 881,694
2.75%, 09/30/50 .................. 1,472 1,545,481
Meredith Corp., 6.88%, 02/01/26 ........ 248 257,920
Midcontinent Communications, 5.38%,
08/15/27
(d)
..................... 307 322,350
News Corp., 3.88%, 05/15/29
(d)
......... 243 245,430

BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(d)
:
5.00%, 08/15/27 .................. USD 577 $ 597,420
4.25%, 01/15/29 .................. 235 236,469
Radiate Holdco LLC
(d)
:
4.50%, 09/15/26 .................. 1,730 1,790,550
6.50%, 09/15/28 .................. 2,953 3,102,569
Scripps Escrow II, Inc.
(d)
:
3.88%, 01/15/29 .................. 29 28,769
5.38%, 01/15/31 .................. 295 294,068
Sinclair Television Group, Inc., 4.13%,
12/01/30
(d)
..................... 603 592,447
Sirius XM Radio, Inc.
(d)
:
4.00%, 07/15/28 .................. 1,137 1,171,110
5.50%, 07/01/29 .................. 6 6,538
4.13%, 07/01/30 .................. 804 811,140
TEGNA, Inc.:
5.50%, 09/15/24
(d)
................. 33 33,578
4.63%, 03/15/28 .................. 54 56,025
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................ 400 420,800
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(d)
. 1,294 1,399,137
Univision Communications, Inc.
(d)
:
5.13%, 02/15/25 .................. 150 153,030
6.63%, 06/01/27 .................. 601 651,214
UPC Broadband Finco BV, 4.88%, 07/15/31
(d)
. 882 884,029
Videotron Ltd., 3.63%, 06/15/29
(d)
........ 752 766,822
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(d)
................ 1,164 1,187,280
Ziggo Bond Co. BV
(d)
:
6.00%, 01/15/27 .................. 296 309,320
5.13%, 02/28/30 .................. 369 377,668
Ziggo BV
(d)
:
5.50%, 01/15/27 .................. 361 375,079
4.88%, 01/15/30 .................. 765 784,125
46,830,617
Metals & Mining — 2.0%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(i)
114 124,973
Arconic Corp.
(d)
:
6.00%, 05/15/25 .................. 371 395,401
6.13%, 02/15/28 .................. 578 620,032
Big River Steel LLC, 6.63%, 01/31/29
(d)
.... 2,702 2,975,578
Constellium SE
(d)
:
5.88%, 02/15/26 .................. 660 679,602
5.63%, 06/15/28 .................. 663 711,067
3.75%, 04/15/29 .................. 1,255 1,242,450
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 .................. 252 266,175
5.40%, 11/14/34 .................. 66 79,715
5.45%, 03/15/43 .................. 2,105 2,572,984
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(d)
..................... 273 303,030
Kaiser Aluminum Corp.
(d)
:
4.63%, 03/01/28 .................. 447 461,808
4.50%, 06/01/31 .................. 258 264,589
New Gold, Inc.
(d)
:
6.38%, 05/15/25 .................. 77 79,502
7.50%, 07/15/27 .................. 1,093 1,185,905
Novelis Corp.
(d)
:
5.88%, 09/30/26 .................. 263 273,587
4.75%, 01/30/30 .................. 1,545 1,622,250
TMS International Corp., 6.25%, 04/15/29
(d)
.. 210 220,500
United States Steel Corp.:
6.25%, 03/15/26 .................. 28 28,862
6.88%, 03/01/29 .................. 537 574,590
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(d)
..................... USD 440 $ 431,200
15,113,800
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(d)
................ 363 357,954
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 255 256,275
5.50%, 11/01/23
(d)
................. 50 52,375
666,604
Multiline Retail — 0.2%
(d)
Macy's, Inc., 8.38%, 06/15/25 .......... 804 885,365
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 782 834,785
1,720,150
Oil, Gas & Consumable Fuels — 9.8%
Aethon United BR LP, 8.25%, 02/15/26
(d)
.... 892 965,768
Antero Midstream Partners LP
(d)
:
7.88%, 05/15/26 .................. 730 815,855
5.75%, 03/01/27 .................. 157 163,280
5.38%, 06/15/29 .................. 422 439,935
Antero Resources Corp.
(d)
:
7.63%, 02/01/29 .................. 479 531,690
5.38%, 03/01/30 .................. 369 376,612
Apache Corp.:
4.88%, 11/15/27 .................. 329 356,304
4.38%, 10/15/28 .................. 141 150,094
4.25%, 01/15/30 .................. 487 513,785
5.10%, 09/01/40 .................. 647 677,733
5.25%, 02/01/42 .................. 143 151,223
4.75%, 04/15/43 .................. 477 495,937
4.25%, 01/15/44 .................. 60 58,627
5.35%, 07/01/49 .................. 123 129,457
Ascent Resources Utica Holdings LLC
(d)
:
9.00%, 11/01/27 .................. 708 978,555
5.88%, 06/30/29 .................. 797 797,000
Baytex Energy Corp., 8.75%, 04/01/27
(d)
.... 142 143,065
Buckeye Partners LP:
4.13%, 03/01/25
(d)
................. 28 29,015
5.85%, 11/15/43 .................. 237 235,223
5.60%, 10/15/44 .................. 308 298,760
Callon Petroleum Co.:
6.25%, 04/15/23 .................. 77 77,089
6.13%, 10/01/24 .................. 226 222,789
9.00%, 04/01/25
(d)
................. 1,384 1,508,560
8.00%, 08/01/28
(d)
................. 1,182 1,195,297
Centennial Resource Production LLC:
6.88%, 04/01/27
(d)
................. 322 329,280
3.25%, 04/01/28
(j)
................. 160 210,496
Cheniere Energy Partners LP:
4.50%, 10/01/29 .................. 740 795,500
4.00%, 03/01/31
(d)
................. 1,548 1,617,660
Cheniere Energy, Inc., 4.63%, 10/15/28
(d)
... 3,634 3,833,870
Chesapeake Energy Corp.
(d)
:
5.50%, 02/01/26 .................. 40 42,200
5.88%, 02/01/29 .................. 130 140,719
CITGO Petroleum Corp.
(d)
:
7.00%, 06/15/25 .................. 453 472,058
6.38%, 06/15/26 .................. 463 482,677
CNX Resources Corp., 6.00%, 01/15/29
(d)
... 344 371,940
Colgate Energy Partners III LLC
(d)
:
7.75%, 02/15/26 .................. 239 262,004
5.88%, 07/01/29 .................. 623 646,362
Comstock Resources, Inc.
(d)
:
7.50%, 05/15/25 .................. 205 212,688

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 03/01/29 .................. USD 1,022 $ 1,088,665
5.88%, 01/15/30 .................. 558 569,160
Continental Resources, Inc.:
4.50%, 04/15/23 .................. 46 47,867
5.75%, 01/15/31
(d)
................. 273 326,918
4.90%, 06/01/44 .................. 189 214,043
CQP Holdco LP, 5.50%, 06/15/31
(d)
....... 752 783,576
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(d)
..................... 122 125,203
CrownRock LP, 5.63%, 10/15/25
(d)
....... 1,511 1,563,885
DCP Midstream Operating LP
(d)
:
6.45%, 11/03/36 .................. 269 314,730
6.75%, 09/15/37 .................. 706 848,965
DT Midstream, Inc.
(d)
:
4.13%, 06/15/29 .................. 888 901,613
4.38%, 06/15/31 .................. 1,235 1,261,911
Endeavor Energy Resources LP
(d)
:
5.50%, 01/30/26 .................. 1,112 1,155,090
5.75%, 01/30/28 .................. 52 55,445
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(f)(g)
............ 1,342 1,368,169
EnLink Midstream LLC:
5.63%, 01/15/28
(d)
................. 305 322,199
5.38%, 06/01/29 .................. 121 126,278
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 293 307,650
4.15%, 06/01/25 .................. 27 28,278
4.85%, 07/15/26 .................. 28 28,980
5.60%, 04/01/44 .................. 309 279,645
5.05%, 04/01/45 .................. 45 38,700
EQM Midstream Partners LP:
6.00%, 07/01/25
(d)
................. 418 454,575
4.13%, 12/01/26 .................. 53 54,258
6.50%, 07/01/27
(d)
................. 753 839,595
4.50%, 01/15/29
(d)
................. 415 422,212
4.75%, 01/15/31
(d)
................. 854 879,996
EQT Corp.:
3.13%, 05/15/26
(d)
................. 356 364,797
3.90%, 10/01/27 .................. 542 580,617
5.00%, 01/15/29 .................. 67 74,703
8.50%, 02/01/30
( i )
................. 367 478,168
3.63%, 05/15/31
(d)
................. 100 104,250
Genesis Energy LP:
5.63%, 06/15/24 .................. 139 139,348
6.50%, 10/01/25 .................. 63 63,630
8.00%, 01/15/27 .................. 368 386,630
7.75%, 02/01/28 .................. 167 172,584
Great Western Petroleum LLC, 12.00%,
09/01/25
(d)
..................... 246 244,770
Harvest Midstream I LP, 7.50%, 09/01/28
(d)
.. 223 242,178
Hess Midstream Operations LP, 5.13%,
06/15/28
(d)
..................... 78 81,803
Hilcorp Energy I LP
(d)
:
5.75%, 02/01/29 .................. 105 109,463
6.00%, 02/01/31 .................. 148 156,880
Independence Energy Finance LLC, 7.25%,
05/01/26
(d)
..................... 843 885,293
Indigo Natural Resources LLC, 5.38%,
02/01/29
(d)
..................... 930 971,850
ITT Holdings LLC, 6.50%, 08/01/29
(d)
...... 719 732,481
Matador Resources Co., 5.88%, 09/15/26 ... 1,472 1,516,160
MEG Energy Corp.
(d)
:
7.13%, 02/01/27 .................. 76 80,965
5.88%, 02/01/29 .................. 170 177,225
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.:
5.75%, 08/15/25 .................. USD 198 $ 203,198
6.37%, 12/01/42
( i )
................. 46 45,557
New Fortress Energy, Inc.
(d)
:
6.75%, 09/15/25 .................. 2,884 2,952,495
6.50%, 09/30/26 .................. 2,507 2,561,653
NGL Energy Operating LLC, 7.50%, 02/01/26
(d)
712 747,600
NGPL PipeCo LLC, 7.77%, 12/15/37
(d)
..... 307 439,164
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(d)
954 1,027,935
NuStar Logistics LP:
5.75%, 10/01/25 .................. 232 252,300
6.00%, 06/01/26 .................. 311 337,435
6.38%, 10/01/30 .................. 35 38,672
Occidental Petroleum Corp.:
2.70%, 02/15/23 .................. 100 102,220
6.95%, 07/01/24 .................. 121 136,304
2.90%, 08/15/24 .................. 842 860,945
5.50%, 12/01/25 .................. 163 180,118
5.55%, 03/15/26 .................. 59 65,195
3.40%, 04/15/26 .................. 132 134,970
3.20%, 08/15/26 .................. 31 31,232
3.00%, 02/15/27 .................. 9 8,933
8.88%, 07/15/30 .................. 66 88,268
6.13%, 01/01/31 .................. 415 488,260
4.30%, 08/15/39 .................. 852 813,660
6.20%, 03/15/40 .................. 1,472 1,664,420
4.50%, 07/15/44 .................. 347 333,987
4.63%, 06/15/45 .................. 1,663 1,621,425
6.60%, 03/15/46 .................. 46 54,680
4.40%, 04/15/46 .................. 332 318,886
4.10%, 02/15/47 .................. 132 122,908
4.20%, 03/15/48 .................. 520 486,200
4.40%, 08/15/49 .................. 205 196,800
Ovintiv Exploration, Inc., 5.38%, 01/01/26 ... 65 73,251
Ovintiv , Inc.:
7.38%, 11/01/31 .................. 150 199,156
6.50%, 08/15/34 .................. 96 126,731
Parkland Corp.
(d)
:
5.88%, 07/15/27 .................. 418 445,534
4.50%, 10/01/29 .................. 189 192,060
PBF Holding Co. LLC, 9.25%, 05/15/25
(d)
... 1,756 1,768,977
PDC Energy, Inc.:
1.13%, 09/15/21
(j)
................. 365 361,815
6.13%, 09/15/24 .................. 118 120,679
6.25%, 12/01/25 .................. 10 10,350
Range Resources Corp.:
4.88%, 05/15/25 .................. 163 168,705
9.25%, 02/01/26 .................. 54 59,535
8.25%, 01/15/29
(d)
................. 264 297,660
SM Energy Co.:
10.00%, 01/15/25
(d)
................ 1,538 1,735,387
5.63%, 06/01/25 .................. 52 51,480
6.75%, 09/15/26 .................. 86 87,505
6.63%, 01/15/27 .................. 131 134,602
6.50%, 07/15/28 .................. 405 416,138
Southwestern Energy Co.:
7.50%, 04/01/26 .................. 35 37,056
8.38%, 09/15/28 .................. 112 126,560
Sunoco LP:
6.00%, 04/15/27 .................. 42 43,922
5.88%, 03/15/28 .................. 185 196,562
Tallgrass Energy Partners LP
(d)
:
7.50%, 10/01/25 .................. 226 247,470
6.00%, 12/31/30 .................. 266 276,539

BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP:
5.88%, 04/15/26 .................. USD 337 $ 353,954
5.38%, 02/01/27 .................. 32 33,320
6.50%, 07/15/27 .................. 280 303,442
6.88%, 01/15/29 .................. 12 13,520
5.50%, 03/01/30 .................. 728 800,552
4.88%, 02/01/31
(d)
................. 123 133,148
4.00%, 01/15/32
(d)
................. 139 142,982
TerraForm Power Operating LLC
(d)
:
4.25%, 01/31/23 .................. 16 16,420
5.00%, 01/31/28 .................. 14 14,823
4.75%, 01/15/30 .................. 254 260,139
Vine Energy Holdings LLC, 6.75%, 04/15/29
(d)
1,108 1,166,170
Viper Energy Partners LP, 5.38%, 11/01/27
(d)
. 187 194,800
Western Midstream Operating LP:
4.75%, 08/15/28 .................. 59 63,720
5.45%, 04/01/44 .................. 660 711,150
5.30%, 03/01/48 .................. 446 474,990
5.50%, 08/15/48 .................. 147 159,993
6.50%, 02/01/50
( i )
................. 1,808 2,093,366
73,130,091
Personal Products — 0.1%
(d)
Coty, Inc., 5.00%, 04/15/26 ............ 241 244,369
Edgewell Personal Care Co., 5.50%, 06/01/28 150 159,000
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 297 286,345
689,714
Pharmaceuticals — 2.3%
Bausch Health Americas, Inc.
(d)
:
9.25%, 04/01/26 .................. 100 108,770
8.50%, 01/31/27 .................. 868 943,429
Bausch Health Cos., Inc.
(d)
:
9.00%, 12/15/25 .................. 332 356,004
5.75%, 08/15/27 .................. 369 391,649
7.00%, 01/15/28 .................. 438 451,140
5.00%, 01/30/28 .................. 363 344,396
4.88%, 06/01/28 .................. 1,466 1,500,451
5.00%, 02/15/29 .................. 893 832,723
6.25%, 02/15/29 .................. 714 706,182
7.25%, 05/30/29 .................. 775 791,980
5.25%, 01/30/30 .................. 78 72,540
5.25%, 02/15/31 .................. 114 106,413
Catalent Pharma Solutions, Inc.
(d)
:
5.00%, 07/15/27 .................. 5 5,225
3.13%, 02/15/29 .................. 356 344,743
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(d)
..................... 480 492,000
Elanco Animal Health, Inc., 5.90%, 08/28/28
(i)
. 14 16,384
Endo DAC, 9.50%, 07/31/27
(d)
.......... 827 843,540
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(d)
..................... 949 930,020
Jazz Securities DAC, 4.38%, 01/15/29
(d)
.... 1,165 1,207,872
Organon & Co.
(d)
:
4.13%, 04/30/28 .................. 1,922 1,960,055
5.13%, 04/30/31 .................. 1,528 1,574,146
P&L Development LLC, 7.75%, 11/15/25
(d)
... 439 460,950
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(d)
. 2,536 2,592,629
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. 287 314,982
17,348,223
Professional Services — 0.6%
(d)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 153 154,081
ASGN, Inc., 4.63%, 05/15/28 ........... 132 138,266
CoreLogic, Inc., 4.50%, 05/01/28 ........ 985 976,381
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 .................. USD 354 $ 375,240
10.25%, 02/15/27 ................. 597 659,226
Jaguar Holding Co. II:
4.63%, 06/15/25 .................. 113 118,650
5.00%, 06/15/28 .................. 1,065 1,154,375
KBR, Inc., 4.75%, 09/30/28 ............ 305 305,000
Science Applications International Corp.,
4.88%, 04/01/28 ................. 279 292,601
4,173,820
Real Estate Management & Development — 0.5%
(d)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................. 549 592,074
Five Point Operating Co. LP, 7.88%, 11/15/25 274 289,399
Forestar Group, Inc., 3.85%, 05/15/26 ..... 204 205,846
Howard Hughes Corp. (The):
5.38%, 08/01/28 .................. 325 345,030
4.13%, 02/01/29 .................. 541 541,011
4.38%, 02/01/31 .................. 921 917,666
Realogy Group LLC:
7.63%, 06/15/25 .................. 212 229,956
5.75%, 01/15/29 .................. 545 569,738
3,690,720
Road & Rail — 0.9%
(d)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 211 219,704
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 604 630,425
Uber Technologies, Inc.:
7.50%, 05/15/25 .................. 1,056 1,139,635
0.00%, 12/15/25
(j)(k)
................ 621 629,694
8.00%, 11/01/26 .................. 1,244 1,340,410
7.50%, 09/15/27 .................. 1,216 1,336,360
6.25%, 01/15/28 .................. 1,490 1,603,553
6,899,781
Semiconductors & Semiconductor Equipment — 0.3%
Entegris , Inc.
(d)
:
4.38%, 04/15/28 .................. 377 393,494
3.63%, 05/01/29 .................. 191 193,387
Microchip Technology, Inc., 4.25%, 09/01/25 . 797 836,743
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
. 517 532,583
Synaptics, Inc., 4.00%, 06/15/29
(d)
........ 378 379,890
2,336,097
Software — 2.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(d)
.... 757 793,904
Ascend Learning LLC:
6.88%, 08/01/25
(d)
................. 1,041 1,057,224
Boxer Parent Co., Inc.
(d)
:
7.13%, 10/02/25 .................. 864 924,480
9.13%, 03/01/26 .................. 1,656 1,747,941
BY Crown Parent LLC
(d)
:
7.38%, 10/15/24 .................. 1,049 1,067,882
4.25%, 01/31/26 .................. 1,045 1,094,637
Camelot Finance SA, 4.50%, 11/01/26
(d)
.... 246 257,378
Castle US Holding Corp., 9.50%, 02/15/28
(d)
. 504 525,420
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(d)
..................... 1,657 1,683,926
Clarivate Science Holdings Corp.
(d)
:
3.88%, 06/30/28 .................. 785 792,151
4.88%, 06/30/29 .................. 1,078 1,106,298
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 559 559,531
Elastic NV, 4.13%, 07/15/29
(d)
.......... 631 635,733
Fair Isaac Corp., 4.00%, 06/15/28
(d)
....... 126 130,241
Helios Software Holdings, Inc., 4.63%,
05/01/28
(d)
..................... 673 658,746

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
MicroStrategy, Inc., 6.13%, 06/15/28
(d)
..... USD 668 $ 668,000
Nuance Communications, Inc., 5.63%, 12/15/26 327 340,665
Open Text Holdings, Inc., 4.13%, 02/15/30
(d)
. 35 35,693
PTC, Inc.
(d)
:
3.63%, 02/15/25 .................. 16 16,480
4.00%, 02/15/28 .................. 290 299,570
Rocket Software, Inc., 6.50%, 02/15/29
(d)
... 812 805,731
SS&C Technologies, Inc., 5.50%, 09/30/27
(d)
. 1,804 1,911,699
Veritas US, Inc., 7.50%, 09/01/25
(d)
....... 1,967 2,048,139
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
499 495,881
19,657,350
Specialty Retail — 2.6%
Ambience Merger Sub, Inc., 7.13%, 07/15/29
(d)
163 164,630
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 208 213,720
4.75%, 03/01/30 .................. 186 194,370
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d)(h)
.. 402 412,050
Carvana Co., 5.50%, 04/15/27
(d)
......... 543 560,772
eG Global Finance plc
(d)
:
6.75%, 02/07/25 .................. 867 896,448
8.50%, 10/30/25 .................. 399 421,942
Gap, Inc. (The), 8.88%, 05/15/27
(d)
....... 267 308,972
Group 1 Automotive, Inc., 4.00%, 08/15/28
(d)
. 65 66,138
GYP Holdings III Corp., 4.63%, 05/01/29
(d)
... 463 464,736
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
220 224,400
L Brands, Inc.:
6.63%, 10/01/30
(d)
................. 236 273,170
6.88%, 11/01/35 .................. 752 952,220
6.75%, 07/01/36 .................. 119 149,048
LBM Acquisition LLC, 6.25%, 01/15/29
(d)
.... 937 944,215
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(d)
..................... 435 445,875
Lithia Motors, Inc., 3.88%, 06/01/29
(d)
...... 267 276,759
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 440 462,968
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 312 323,169
3.75%, 06/15/29 .................. 140 140,874
PetSmart, Inc.
(d)
:
4.75%, 02/15/28 .................. 1,342 1,394,003
7.75%, 02/15/29 .................. 2,769 3,052,822
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(d)
................ 708 741,428
SRS Distribution, Inc.
(d)
:
4.63%, 07/01/28 .................. 1,249 1,277,103
6.13%, 07/01/29 .................. 713 733,755
Staples, Inc.
(d)
:
7.50%, 04/15/26 .................. 1,325 1,372,349
10.75%, 04/15/27 ................. 394 400,560
Victoria's Secret & Co., 4.63%, 07/15/29
(d)
... 331 331,000
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
... 1,838 1,967,120
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(d)(h)
............ 413 427,315
19,593,931
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(d)
.... 191 211,771
NCR Corp.
(d)
:
5.75%, 09/01/27 .................. 250 264,531
5.00%, 10/01/28 .................. 172 177,860
5.13%, 04/15/29 .................. 350 360,938
6.13%, 09/01/29 .................. 39 42,510
5.25%, 10/01/30 .................. 286 296,725
Xerox Corp., 4.80%, 03/01/35 .......... 331 332,241
1,686,576
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(d)
.......... USD 314 $ 320,280
Hanesbrands, Inc., 5.38%, 05/15/25
(d)
..... 90 95,287
Levi Strauss & Co.:
5.00%, 05/01/25 .................. 14 14,280
3.50%, 03/01/31
(d)
................. 219 217,730
William Carter Co. (The), 5.50%, 05/15/25
(d)
.. 69 73,003
Wolverine World Wide, Inc., 6.38%, 05/15/25
(d)
119 126,601
847,181
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(d)
.... 806 888,373
Home Point Capital, Inc., 5.00%, 02/01/26
(d)
.. 565 526,862
Ladder Capital Finance Holdings LLLP
(d)
:
4.25%, 02/01/27 .................. 708 706,998
4.75%, 06/15/29 .................. 286 286,000
MGIC Investment Corp., 5.25%, 08/15/28 ... 241 255,460
Nationstar Mortgage Holdings, Inc.
(d)
:
6.00%, 01/15/27 .................. 408 422,802
5.50%, 08/15/28 .................. 395 398,212
5.13%, 12/15/30 .................. 237 235,815
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
..................... 174 173,960
3,894,482
Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(d)
199 198,492
Brightstar Escrow Corp., 9.75%, 10/15/25
(d)
.. 147 158,209
Fortress Transportation & Infrastructure
Investors LLC
(d)
:
6.50%, 10/01/25 .................. 130 135,037
9.75%, 08/01/27 .................. 79 91,344
5.50%, 05/01/28 .................. 609 634,121
Foundation Building Materials, Inc., 6.00%,
03/01/29
(d)
..................... 385 381,150
H&E Equipment Services, Inc., 3.88%,
12/15/28
(d)
..................... 148 145,632
Herc Holdings, Inc., 5.50%, 07/15/27
(d)
..... 440 463,857
Imola Merger Corp., 4.75%, 05/15/29
(d)
..... 1,149 1,182,034
United Rentals North America, Inc., 5.25%,
01/15/30 ...................... 30 32,862
WESCO Distribution, Inc.
(d)
:
7.13%, 06/15/25 .................. 839 906,707
7.25%, 06/15/28 .................. 832 926,723
5,256,168
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(d)
..................... 199 210,940
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(d)
.... 5,214 5,513,805
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 35 39,206
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(g)(h)
.......... 1,139 1,092,804
Sprint Corp.:
7.88%, 09/15/23 .................. 50 56,804
7.13%, 06/15/24 .................. 183 211,136
7.63%, 03/01/26 .................. 301 367,220
T-Mobile USA, Inc.:
4.75%, 02/01/28 .................. 400 428,500
2.63%, 02/15/29 .................. 159 157,013
2.88%, 02/15/31 .................. 883 876,377
3.50%, 04/15/31
(d)
................. 728 753,152
3.50%, 04/15/31 .................. 732 757,291
Vmed O2 UK Financing I plc
(d)
:
4.25%, 01/31/31 .................. 213 209,265

BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 07/15/31 .................. USD 1,004 $ 1,019,060
11,481,633
Total Corporate Bonds — 86.1%
(Cost: $618,384,185) .............................. 641,477,945
Floating Rate Loan Interests — 8.7%
Aerospace & Defense — 0.4%
(g)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 1,643 1,646,051
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29
(b)
579 590,580
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 203 203,897
Spirit Aerosystems , Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 . 308 310,122
2,750,650
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
5.50%
,
 04/06/28
(g)
................. 132 131,794
Airlines — 0.4%
(g)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 1,213 1,263,423
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 538 567,961
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 1,279 1,294,422
3,125,806
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26
(g)
398 393,972
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(g)
..... 126 126,017
Building Products — 0.0%
(g)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 .. 168 167,039
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 178 177,907
344,946
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 06/03/26
(g)
.... 330 328,009
Chemicals — 0.3%
(g)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 927 921,790
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 598 606,393
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.85%
,
 03/30/26 . 67 67,014
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 .................. 475 471,481
Security
Par (000)
Par (000) Value
Chemicals (continued)
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ USD 125 $ 123,944
2,190,622
Commercial Services & Supplies — 0.5%
(g)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 2,884 2,834,779
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.19%
,
 09/06/24 ...... 795 790,630
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 . 146 145,956
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 11/02/26 .. 49 48,694
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(b)
................. 275 280,500
4,100,559
Construction Materials — 0.0%
(g)
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 147 146,674
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 203 201,425
348,099
Containers & Packaging — 0.1%
(g)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 127 126,705
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.75%),
5.25%
,
 02/12/26
(b)
................. 196 196,487
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(l)
.................. 724 705,611
1,028,803
Diversified Consumer Services — 0.1%
(g)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 01/29/27 ............ 113 112,493
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 307 327,618
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27 ............ 453 455,099
895,210
Diversified Financial Services — 1.0%
(g)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 194 194,130
AqGen Ascensus , Inc., 2nd Lien Term Loan,
05/18/29
(b)(l)
...................... 268 265,320
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 273 273,395
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(b)
................. 426 435,585
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 715 716,362
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 1,398 1,400,670

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. USD 74 $ 73,385
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(l)
............... 11 10,872
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/28/24
(b)
25 14,719
Proofpoint , Inc., 2nd Lien Term Loan, 06/08/29
(l)
715 721,256
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 620 617,160
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 1,555 1,563,207
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 889 889,646
7,175,707
Diversified Telecommunication Services — 0.3%
(g)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 2.93%
,
 07/15/25 ...... 62 61,124
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 ..... 286 285,100
Frontier Communications Holdings, LLC, Term
Loan B1, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 05/01/28 .................. 526 525,683
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.82%
,
 04/30/27 .................. 329 328,380
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 . 1,007 996,229
2,196,516
Entertainment — 0.1%
(g)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(b)
................. 654 673,991
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 .................. 9 8,586
682,577
Health Care Providers & Services — 0.4%
(g)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. 226 226,458
Azalea TopCo , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.69%
,
 07/24/26 . 257 255,089
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 . 1,043 890,402
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 .................. 220 219,173
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 11/16/25 .................. 177 176,622
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 06/30/25 .................. 139 139,296
Quorum Health Corp., Term Loan, 04/29/25
(l)
. 510 515,993
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 316 316,599
2,739,632
Security
Par (000)
Par (000) Value
Health Care Technology — 0.4%
(g)
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 .................. USD 242 $ 242,923
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 775 776,845
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 . 1,937 1,940,410
2,960,178
Hotels, Restaurants & Leisure — 0.3%
(g)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/21/25 .................. 326 327,294
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
................ 87 96,130
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 627 622,034
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 658 657,287
Life Time, Inc., Term Loan, (LIBOR USD 1
Month + 4.75%), 5.75%
,
 12/16/24 ...... 476 477,598
Raptor Acquisition Corp., Term Loan B,
11/01/26
(l)
....................... 116 116,145
2,296,488
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 08/12/26
(g)
..... 26 25,385
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(g)
................. 504 405,763
Insurance — 0.3%
(g)
Alliant Holdings Intermediate LLC, Term Loan,
11/05/27
(l)
....................... 274 274,651
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 12/23/26 ...... 116 114,925
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 315 314,327
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ................ 825 815,542
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ................ 365 363,751
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 137 137,554
2,020,750
Interactive Media & Services — 0.1%
(g)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 213 212,930
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 317 321,700
534,630
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(g)
................. 386 386,032

BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
IT Services — 0.4%
(g)
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. USD 163 $ 163,197
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 156 160,973
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 429 428,135
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 08/01/24 .................. 188 171,802
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.38%
,
 08/01/25 .................. 83 74,107
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 3.34% -
3.35%
,
 11/29/24 .................. 214 211,859
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 12/01/25 .................. 123 122,469
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ............ 291 283,578
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27
(b)
..... 166 166,996
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.90%
,
 10/07/27 ............ 1,102 1,102,692
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 192 191,243
3,077,051
Life Sciences Tools & Services — 0.2%
(g)
ICON Luxembourg SARL, Term Loan B:
 06/16/28
(l)
...................... 1,027 1,028,425
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 09/27/24 . 583 579,451
1,607,876
Machinery — 0.3%
(g)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.10%
,
 09/21/26 ...... 707 708,742
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 1,675 1,644,851
2,353,593
Media — 0.9%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(g)
.... 141 140,694
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.69%
,
 08/21/26
(g)
................. 1,263 1,232,317
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(g)
................. 1,029 1,034,395
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(g)
................. 317 321,207
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(g)
................. 416 423,267
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(m)
................. 2,255 2,291,035
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(g)
................. 122 118,211
Security
Par (000)
Par (000) Value
Media (continued)
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(g)
USD 59 $ 59,482
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.85%
,
 12/31/28
(g)
................. 786 785,280
6,405,888
Oil, Gas & Consumable Fuels — 0.4%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(g)(l)
.......... 2,945 3,247,717
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(g)
................. 953 917,923
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26
(g)
................. 682 678,828
Software — 1.0%
(g)
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28 .................. 327 332,627
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/02/25 . 452 449,118
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 . 81 80,659
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.90%
,
 01/29/27 . 354 349,566
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 464 464,493
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 .................. 239 239,383
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25
(b)
707 721,140
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 02/25/27 ...... 327 324,597
Magenta Buyer LLC, 1st Lien Term Loan,
05/03/28
(l)
....................... 1,113 1,111,887
Magenta Buyer LLC, 2nd Lien Term Loan,
05/03/29
(b)(l)
...................... 706 697,175
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 . 103 104,481
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(b)
................. 288 286,560
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.11%
,
 04/26/24 .................. 358 358,454
Proofpoint , Inc., Term Loan, 06/09/28
(l)
..... 502 498,928
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 640 637,760
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28 .................. 471 477,476
UKG Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.00%
,
 05/04/26 ...... 321 320,768
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 05/04/26 ...... 167 167,242
7,622,314

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(g)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... USD 1,134 $ 1,134,284
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.18%
,
 04/16/26 ...... 284 276,636
1,410,920
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24
(g)
................. 403 385,655
Total Floating Rate Loan Interests — 8.7%
(Cost: $64,248,563) ............................... 64,895,910
Shares
Shares
Investment Companies — 0.0%
Cheniere Energy Partners LP ........... 1,067 47,257
Western Midstream Partners LP .......... 4,417 94,612
Total Investment Companies — 0.0%
(Cost: $114,625) ................................. 141,869
Par (000)
Pa r (000)
Capital Trusts — 1.4%
Banks — 1.0%
(f)(g)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... 512 566,400
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... 584 661,380
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 840 943,211
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ....................... 98 113,083
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 295 304,697
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% .................. 295 304,956
JPMorgan Chase & Co.:
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ....................... 190 196,175
Security
Par (000)
Par (000) Value
Banks (continued)
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ....................... USD 99 $ 107,291
Series FF, (SOFR + 3.38%), 5.00% ..... 1,199 1,267,283
Series HH, (SOFR + 3.13%), 4.60% ..... 426 441,464
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 425 475,962
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 710 735,063
6,116,965
Capital Markets — 0.3%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 1,590 1,626,570
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% . 921 984,420
2,610,990
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
............................ 210 235,200
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(f)(g)
............. 900 906,570
Total Capital Trusts — 1.4%
(Cost: $9,450,984) ............................... 9,869,725
Total Long-Term Investments — 98.5%
(Cost: $704,816,961) .............................. 733,629,599
Shares
Shares
Short-Term Securities — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(n)(o)
.................. 20,092,407 20,092,407
Total Short-Term Securities — 2.7%
(Cost: $20,092,407) ............................... 20,092,407
Total Investments — 101.2%
(Cost: $724,909,368 ) .............................. 753,722,006
Liabilities in Excess of Other Assets — (1.2)% ............. (8,726,110)
Net Assets — 100.0% ............................... $ 744,995,896
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $412,132, representing less than 0.05% of its net assets as of period end, and an original cost of $263,946.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Fixed rate.

BlackRock High Yield V.I. Fund
Schedule of Investments
21
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(n)
Annualized 7-day yield as of period end.
(o)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 11,933,997 $ 8,158,410 $ — $ — $ — $ 20,092,407 20,092,407 $ 1,656 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
22
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 47 09/21/21 $ 6,224 $ (23,940)
U.S. Treasury Long Bond .................................................... 1 09/21/21 161 (3,561)
U.S. Treasury Ultra Bond .................................................... 12 09/21/21 2,310 (95,698)
U.S. Treasury 5 Year Note .................................................... 43 09/30/21 5,305 16,731
$ (106,468)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 260,282 CAD 315,000 State Street Bank and Trust Co. 09/15/21 $ 6,176
USD 1,110,396 EUR 916,000 BNP Paribas SA 09/15/21 22,527
USD 117,293 GBP 83,000 Citibank NA 09/15/21 2,459
$ 31,162
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (4,884) $ (11,835) $ 6,951
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (28,874) (59,781) 30,907
$ (33,758) $ (71,616) $ 37,858
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ (71,616) $ 37,858 $ —

BlackRock High Yield V.I. Fund
Schedule of Investments
23
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 16,731 $ — $ 16,731
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 31,162 — — 31,162
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 37,858 — — — — 37,858
$ — $ 37,858 $ — $ 31,162 $ 16,731 $ — $ 85,751
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 123,199 — 123,199
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 71,616 — — — — 71,616
$ — $ 71,616 $ — $ — $ 123,199 $ — $ 194,815
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 148,962 $ — $ 1,912,106 $ — $ 2,061,068
Forward foreign currency exchange contracts .... — — — (87,268) — — (87,268)
Swaps .............................. — 299,602 — — — — 299,602
$ — $ 299,602 $ 148,962 $ (87,268) $ 1,912,106 $ — $ 2,273,402
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (129,075) — (129,075)
Forward foreign currency exchange contracts .... — — — 113,897 — — 113,897
Swaps .............................. — (168,734) — — — — (168,734)
$ — $ (168,734) $ — $ 113,897 $ (129,075) $ — $ (183,912)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ 14,999,614
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,615,754
Credit default swaps:
Average notional value — buy protection ................................................................................... 43,592
Average notional value — sell protection ................................................................................... 2,598,994

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
24
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ — $ 19,734
Forward foreign currency exchange contracts ................................................................. 31,162 —
Swaps — OTC
(a)
.................................................................................... 37,858 71,616
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 69,020 $ 91,350
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (19,734)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 69,020 $ 71,616
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 37,858 $ (37,858) $ — $ — $ —
BNP Paribas SA ................................. 22,527 — — — 22,527
Citibank NA .................................... 2,459 — — — 2,459
State Street Bank and Trust Co. ...................... 6,176 — — — 6,176
$ 69,020 $ (37,858) $ — $ — $ 31,162
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 71,616 $ (37,858) $ — $ (33,758) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Building Products ....................................... $ 14,691 $ — $ — $ 14,691
Chemicals ............................................ 1,922,320 — — 1,922,320
Communications Equipment ................................ 305,862 — — 305,862
Electrical Equipment ..................................... 549,208 — — 549,208
Energy Equipment & Services .............................. — — 15,658 15,658
Entertainment ......................................... 321,631 — — 321,631
Equity Real Estate Investment Trusts (REITs) .................... 2,539,176 — — 2,539,176
Hotels, Restaurants & Leisure .............................. 370,414 — — 370,414
Life Sciences Tools & Services .............................. 1,907,852 — — 1,907,852

BlackRock High Yield V.I. Fund
Schedule of Investments
25
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Media ............................................... $ 280,788 $ — $ — $ 280,788
Metals & Mining ........................................ 1,140,089 — — 1,140,089
Oil, Gas & Consumable Fuels ............................... 7,183,657 412,132 — 7,595,789
Road & Rail ........................................... 280,672 — — 280,672
Corporate Bonds:
Aerospace & Defense .................................... — 24,119,732 — 24,119,732
Airlines .............................................. — 13,606,502 — 13,606,502
Auto Components ...................................... — 14,342,666 — 14,342,666
Automobiles .......................................... — 1,271,834 — 1,271,834
Banks ............................................... — 1,904,013 — 1,904,013
Beverages ........................................... — 230,575 — 230,575
Biotechnology ......................................... — 115,583 — 115,583
Building Products ....................................... — 8,253,468 — 8,253,468
Capital Markets ........................................ — 3,756,446 — 3,756,446
Chemicals ............................................ — 10,075,022 — 10,075,022
Commercial Services & Supplies ............................. — 23,901,416 — 23,901,416
Communications Equipment ................................ — 7,265,999 — 7,265,999
Construction & Engineering ................................ — 2,545,596 — 2,545,596
Consumer Finance ...................................... — 8,260,419 — 8,260,419
Containers & Packaging .................................. — 15,736,605 — 15,736,605
Distributors ........................................... — 3,399,262 — 3,399,262
Diversified Consumer Services .............................. — 4,707,432 — 4,707,432
Diversified Financial Services ............................... — 6,195,526 — 6,195,526
Diversified Telecommunication Services ........................ — 48,091,168 — 48,091,168
Electric Utilities ........................................ — 5,618,927 — 5,618,927
Electrical Equipment ..................................... — 1,177,454 — 1,177,454
Electronic Equipment, Instruments & Components ................. — 1,280,643 — 1,280,643
Energy Equipment & Services .............................. — 5,719,601 757,274 6,476,875
Entertainment ......................................... — 7,965,523 — 7,965,523
Equity Real Estate Investment Trusts (REITs) .................... — 22,300,778 — 22,300,778
Food & Staples Retailing .................................. — 4,114,986 — 4,114,986
Food Products ......................................... — 16,106,573 — 16,106,573
Gas Utilities ........................................... — 441,838 — 441,838
Health Care Equipment & Supplies ........................... — 5,436,360 — 5,436,360
Health Care Providers & Services ............................ — 38,817,931 — 38,817,931
Health Care Technology .................................. — 545,165 — 545,165
Hotels, Restaurants & Leisure .............................. — 43,401,517 — 43,401,517
Household Durables ..................................... — 6,627,868 — 6,627,868
Household Products ..................................... — 2,077,994 — 2,077,994
Independent Power and Renewable Electricity Producers ............ — 2,823,174 — 2,823,174
Insurance ............................................ — 13,020,893 — 13,020,893
Interactive Media & Services ............................... — 1,709,288 — 1,709,288
Internet & Direct Marketing Retail ............................ — 1,407,160 — 1,407,160
IT Services ........................................... — 14,187,277 — 14,187,277
Leisure Products ....................................... — 1,461,049 — 1,461,049
Life Sciences Tools & Services .............................. — 1,402,232 — 1,402,232
Machinery ............................................ — 9,844,501 — 9,844,501
Marine .............................................. — 224,797 — 224,797
Media ............................................... — 46,830,617 — 46,830,617
Metals & Mining ........................................ — 15,113,800 — 15,113,800
Mortgage Real Estate Investment Trusts (REITs) .................. — 666,604 — 666,604
Multiline Retail ......................................... — 1,720,150 — 1,720,150
Oil, Gas & Consumable Fuels ............................... — 73,130,091 — 73,130,091
Personal Products ...................................... — 689,714 — 689,714
Pharmaceuticals ....................................... — 17,348,223 — 17,348,223
Professional Services .................................... — 4,173,820 — 4,173,820
Real Estate Management & Development ....................... — 3,690,720 — 3,690,720
Road & Rail ........................................... — 6,899,781 — 6,899,781
Semiconductors & Semiconductor Equipment .................... — 2,336,097 — 2,336,097
Software ............................................. — 19,657,350 — 19,657,350
Specialty Retail ........................................ — 19,593,931 — 19,593,931
Technology Hardware, Storage & Peripherals .................... — 1,686,576 — 1,686,576
Textiles, Apparel & Luxury Goods ............................ — 847,181 — 847,181
Thrifts & Mortgage Finance ................................ — 3,894,482 — 3,894,482
Trading Companies & Distributors ............................ — 5,256,168 — 5,256,168
Water Utilities ......................................... — 210,940 — 210,940

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
26
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Wireless Telecommunication Services ......................... $ — $ 11,481,633 $ — $ 11,481,633
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 2,160,070 590,580 2,750,650
Air Freight & Logistics .................................... — 131,794 — 131,794
Airlines .............................................. — 3,125,806 — 3,125,806
Auto Components ...................................... — 393,972 — 393,972
Automobiles .......................................... — 126,017 — 126,017
Building Products ....................................... — 344,946 — 344,946
Capital Markets ........................................ — 328,009 — 328,009
Chemicals ............................................ — 2,190,622 — 2,190,622
Commercial Services & Supplies ............................. — 3,820,059 280,500 4,100,559
Construction Materials .................................... — 348,099 — 348,099
Containers & Packaging .................................. — 832,316 196,487 1,028,803
Diversified Consumer Services .............................. — 895,210 — 895,210
Diversified Financial Services ............................... — 6,460,083 715,624 7,175,707
Diversified Telecommunication Services ........................ — 2,196,516 — 2,196,516
Entertainment ......................................... — 8,586 673,991 682,577
Health Care Providers & Services ............................ — 2,739,632 — 2,739,632
Health Care Technology .................................. — 2,960,178 — 2,960,178
Hotels, Restaurants & Leisure .............................. — 2,200,358 96,130 2,296,488
Independent Power and Renewable Electricity Producers ............ — 25,385 — 25,385
Industrial Conglomerates .................................. — 405,763 — 405,763
Insurance ............................................ — 2,020,750 — 2,020,750
Interactive Media & Services ............................... — 534,630 — 534,630
Internet & Direct Marketing Retail ............................ — 386,032 — 386,032
IT Services ........................................... — 2,910,055 166,996 3,077,051
Life Sciences Tools & Services .............................. — 1,607,876 — 1,607,876
Machinery ............................................ — 2,353,593 — 2,353,593
Media ............................................... — 6,405,888 — 6,405,888
Oil, Gas & Consumable Fuels ............................... — 3,247,717 — 3,247,717
Pharmaceuticals ....................................... — 917,923 — 917,923
Professional Services .................................... — 678,828 — 678,828
Software ............................................. — 5,917,439 1,704,875 7,622,314
Specialty Retail ........................................ — 1,410,920 — 1,410,920
Wireless Telecommunication Services ......................... — 385,655 — 385,655
Investment Companies .................................... 141,869 — — 141,869
Capital Trusts ........................................... — 9,869,725 — 9,869,725
Short-Term Securities ....................................... 20,092,407 — — 20,092,407
Unfunded Floating Rate Loan Interests
(a)
.............................. — 13 — 13
$ 37,050,636 $ 711,473,268 $ 5,198,115 $ 753,722,019
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 37,858 $ — $ 37,858
Foreign currency exchange contracts ............................ — 31,162 — 31,162
Interest rate contracts ....................................... 16,731 — — 16,731
Liabilities:
Interest rate contracts ....................................... (123,199) — — (123,199)
$ (106,468) $ 69,020 $ — $ (37,448)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
27
Financial Statements
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 733,629,599
Investments, at value — affiliated
(b)
......................................................................................... 20,092,407
Cash ............................................................................................................. 471,478
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 410,000
Futures contracts .................................................................................................... 190,000
Foreign currency, at value
(c)
.............................................................................................. 2,266
Receivables: –
Investments sold .................................................................................................... 3,058,350
Capital shares sold ................................................................................................... 1,223,432
Dividends — affiliated ................................................................................................. 91
Dividends — unaffiliated ............................................................................................... 13,843
Interest — unaffiliated ................................................................................................. 9,971,338
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 31,162
OTC swaps ........................................................................................................ 37,858
Unfunded floating rate loan interests ....................................................................................... 13
Prepaid e xpenses ..................................................................................................... 7,266
Total a ssets .........................................................................................................
769,139,103
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 20,438,082
Capital shares redeemed ............................................................................................... 196,458
Distribution fees ..................................................................................................... 105,106
Income dividend distributions ............................................................................................ 2,573,177
Investment advisory fees .............................................................................................. 270,732
Other affiliate fees ................................................................................................... 2,158
Variation margin on futures contracts ....................................................................................... 19,734
Other accrued expenses ............................................................................................... 466,144
Swap premiums received ................................................................................................ 71,616
Total li abilities ........................................................................................................
24,143,207
NET ASSETS ........................................................................................................
$ 744,995,896
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 719,394,384
Accumulated earnings .................................................................................................. 25,601,512
NET ASSETS ........................................................................................................
$ 744,995,896
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 704,816,961
(b)
  Investments, at cost — affiliated .......................................................................................... $ 20,092,407
(c)
  Foreign currency, at cost ............................................................................................... $ 2,293
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
28
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 202,040,075
Shares outstanding .................................................................................................
26,338,039
Net asset value ....................................................................................................
$ 7.67
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 542,955,821
Shares outstanding .................................................................................................
70,823,118
Net asset value ....................................................................................................
$ 7.67
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
29
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,656
Dividends — unaffiliated ............................................................................................... 217,231
Interest — unaffiliated ................................................................................................ 17,285,733
Total investment income .................................................................................................
17,504,620
EXPENSES
Investment advisory .................................................................................................. 1,546,645
Distribution — class specific ............................................................................................ 621,249
Transfer agent — class specific .......................................................................................... 534,207
Accounting services .................................................................................................. 82,069
Professional ....................................................................................................... 44,476
Custodian ......................................................................................................... 18,333
Registration ....................................................................................................... 11,629
Directors and Officer ................................................................................................. 3,964
Transfer agent ...................................................................................................... 2,836
Miscellaneous ...................................................................................................... 44,741
Total expenses .......................................................................................................
2,910,149
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (3,802)
Transfer agent fees reimbursed — class specific ............................................................................... (353,475)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,552,872
Net investment income ..................................................................................................
14,951,748
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,882,466
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 9,705,562
Forward foreign currency exchange contracts ............................................................................... (87,268)
Foreign currency transactions ......................................................................................... 23,630
Futures contracts .................................................................................................. 2,061,068
Swaps ......................................................................................................... 299,602
A
12,002,594
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (934,783)
Forward foreign currency exchange contracts ............................................................................... 113,897
Foreign currency translations .......................................................................................... (1,446)
Futures contracts .................................................................................................. (129,075)
Swaps ......................................................................................................... (168,734)
Unfunded floating rate loan interests ..................................................................................... 13
A
(1,120,128)
Net realized and unrealized gain ...........................................................................................
10,882,466
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 25,834,214

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
30
See notes to financial statements.
BlackRock High Yield V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 14,951,748 $ 27,272,574
Net realized gain (loss) .............................................................................. 12,002,594 (503,418)
Net change in unrealized appreciation (depreciation) .......................................................... (1,120,128) 13,433,140
Net increase in net assets resulting from operations .............................................................
25,834,214 40,202,296
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (4,401,886) (8,873,345)
Class III ....................................................................................... (11,028,236) (19,188,316)
Decrease in net assets resulting from distributions to shareholders ...................................................
(15,430,122) (28,061,661)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
64,638,611 82,416,377
NET ASSETS
Total increase in net assets ............................................................................. 75,042,703 94,557,012
Beginning of period .................................................................................. 669,953,193 575,396,181
End of period ......................................................................................
$ 744,995,896 $ 669,953,193
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock High Yield V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.56 $ 7.43 $ 6.80 $ 7.39 $ 7.24 $ 6.77
Net investment income (loss)
(a)
...................
0.17 0.37 0.38 0.38 0.38 0.37
Net realized and unrealized gain (loss) .............
0.12 0.14 0.64 (0.57) 0.15 0.48
Net increase (decrease) from investment operations ......
0.29 0.51 1.02 (0.19) 0.53 0.85
Distributions from net investment income
(b)
..........
(0.18) (0.38) (0.39) (0.40) (0.38) (0.38)
Net asset value, end of period ....................
$ 7.67 $ 7.56 $ 7.43 $ 6.80 $ 7.39 $ 7.24
Total Return
(c)
3.83% 7.27% 15.29% (2.79)% 7.34% —
Based on net asset value ........................
3.83%
(d)
7.27% 15.29% (2.79)% 7.48% 12.92%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.68%
(f)
0.69% 0.70% 0.77% 0.78% 0.80%
Total expenses after fees waived and/or reimbursed ......
0.57%
(f)
0.58% 0.59% 0.63% 0.67% 0.68%
Net investment income (loss) .....................
4.54%
(f)
5.13% 5.28% 5.30% 5.13% 5.29%
Supplemental Data
Net assets, end of period (000) ....................
$ 202,040 $ 182,845 $ 178,147 $ 185,736 $ 201,945 $ 152,835
Portfolio turnover rate ..........................
32% 103% 83% 79% 75% 89%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds ................... —% —% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
32
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock High Yield V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.55 $ 7.42 $ 6.80 $ 7.38 $ 7.24 $ 6.76
Net investment income (loss)
(a)
...................
0.16 0.35 0.37 0.36 0.36 0.36
Net realized and unrealized gain (loss) .............
0.13 0.14 0.62 (0.56) 0.14 0.48
Net increase (decrease) from investment operations ......
0.29 0.49 0.99 (0.20) 0.50 0.84
Distributions from net investment income
(b)
..........
(0.17) (0.36) (0.37) (0.38) (0.36) (0.36)
Net asset value, end of period ....................
$ 7.67 $ 7.55 $ 7.42 $ 6.80 $ 7.38 $ 7.24
Total Return
(c)
3.84% 7.01% 14.86% (2.89)% 7.08% —
Based on net asset value ........................
3.84%
(d)
7.01% 14.86% (2.89)% 7.08% 12.82%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.91%
(f)
0.92% 0.94% 1.02% 1.03% 1.00%
Total expenses after fees waived and/or reimbursed ......
0.81%
(f)
0.82% 0.83% 0.87% 0.92% 0.92%
Net investment income (loss) .....................
4.30%
(f)
4.86% 5.06% 5.05% 4.87% 5.05%
Supplemental Data
Net assets, end of period (000) ....................
$ 542,956 $ 487,109 $ 397,249 $ 243,871 $ 243,479 $ 190,149
Portfolio turnover rate ..........................
32% 103% 83% 79% 75% 89%
Six Months Ended
0 6/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds ................... —% —% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”
Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the e x-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
34
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
36
and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the Fund to make future cash payments.  As of June 30, 2021 , the Fund had outstanding commit ments of $374,680. These commitments are not included in the net assets of the Fund as of June 30, 2021 .
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
LBM Acquisition LLC, Delayed Draw 1st Lien Term Loan ....................... $ 5,478 $ 5,423 $ 5,436 $ 13

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
38
risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2021, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,455,894,480.
For the six months ended June 30, 2021, the Fund reimbursed the Manager $2,668 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III .
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $621,249.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2021, the amount waived was $3,802.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.55%
$250 Million - $500 Million ................................................................................................. 0.50
$500 Million - $750 Million ................................................................................................. 0.45
Greater than $750 Million ................................................................................................. 0.40
Class I .......................................................................................................... $ 156,584
Class III ......................................................................................................... 377,623
$ 534,207

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order ( the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were $290,689,495 and
$213,755,940, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $13,249,400.
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock High Yield V.I. Fund
Class I .......................................................................................................... $ 100,126
Class III ......................................................................................................... 253,349
$ 353,475
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
40
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 726,876,989 $ 30,185,093 $ (3,377,524) $ 26,807,569

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
4,741,087 $ 35,910,284 13,734,356 $ 99,683,568
Shares issued in reinvestment of distributions ........................
578,320 4,379,324 1,250,039 8,899,981
Shares redeemed .........................................
(3,178,058) (24,098,753) (14,769,292) (106,123,209)
Net increase ...............................................
2,141,349 $ 16,190,855 215,103 $ 2,460,340
Class III
Shares sold .............................................
15,185,189 $ 114,993,802 51,857,389 $ 372,553,853
Shares issued in reinvestment of distributions ........................
1,446,317 10,944,759 2,662,655 18,972,539
Shares redeemed .........................................
(10,310,298) (77,490,805) (43,528,745) (311,570,355)
Net increase ...............................................
6,321,208 $ 48,447,756 10,991,299 $ 79,956,037
Total Net Increase
8,462,557 $ 64,638,611 11,206,403 $ 82,416,377

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
42
Currency Abbreviations
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Total Return V.I. Fund
Investment Objective
BlackRock Total Return V.I. Fund’s (the “Fund”) investment objective is to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.
What factors influenced performance?
Positions in U.S. high-yield bonds and structured products contributed to performance, reflecting the relative strength in the credit sectors versus the market as a whole. The
Fund’s duration was below that of the benchmark, which added value given that yields rose. (Duration is measure of interest-rate sensitivity). Macro strategies, emerging market debt, and absolute return strategies were the primary detractors.
The Fund held derivatives in the form of futures, options, interest-rate swaps, and currency forward contracts to manage duration and portfolio risk. The Fund’s use of derivatives detracted from Fund performance during the period.
Describe recent portfolio activity.
The investment adviser trimmed duration, increasing the extent of the underweight versus the benchmark. The underweight was primarily concentrated in the United States, given the investment adviser’s view that duration has become a less effective way to balance credit risk at a time in which improving growth and the re-opening of the economy appeared likely to push rates higher. The Fund instead used cash as a way to offset credit risk. The investment adviser also identified opportunities in European peripheral bonds, emerging market bonds and Chinese government debt. In addition, the investment adviser moved down the capital structure into U.S. high yield bonds, hard-currency emerging market corporates, and structured products due to their attractive income profile in a low-rate regime.
Describe portfolio positioning at period end.
The Fund’s cash position stood at 7% at the end of June, reflecting the investment adviser’s preference for holding cash over higher-quality, rate-sensitive securities. The
Fund’s cash position did not have any material impact on Fund performance.
The Fund held a barbell allocation. On one end, it favored high-quality bonds alongside the cash position. On the other end of the barbell, it held a modest allocation to emerging market debt, high yield credit, and structured products. The investment adviser continued to look for opportunities to build the Fund’s income profile.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Total Return V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)(d)
....................................... 1.57% 1.41% (1.39)% 1.55% 3.49% 3.97%
Class III
(c)(d)
...................................... 1.27 1.19 (1.49) 1.23 3.17 3.66
( e )
Bloomberg Barclays U.S. Aggregate Bond Index
(f)
— — (1.60) (0.33) 3.03 3.39
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual and cumulative total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns.
(d)
Under normal circumstances, the Fund invests at least 80%, and typically invests 90% or more, of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities, government obligations and money market securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the "Predecessor Fund"), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the
"Reorganization "). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(e)
The returns for Class III Shares prior to August 14, 2012, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(f)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 36%
Corporate Bonds ................................... 29
U.S. Treasury Obligations ............................. 13
Investment Companies ............................... 11
Foreign Government Obligations ........................ 6
Asset-Backed Securities .............................. 3
Non-Agency Mortgage-Backed Securities .................. 1
Municipal Bonds ................................... 1
Foreign Agency Obligations ............................ —
(b)
Capital Trusts ..................................... —
(b)
Floating Rate Loan Interests ........................... —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 5 2%
AA/Aa ......................................... 2
A ............................................ 15
BBB/Baa ....................................... 16
BB/Ba ......................................... 2
B ............................................ 1
CCC/ Caa ....................................... —
(d)
CC/Ca ........................................ —
(d)
C ............................................ —
(d)
NR ........................................... 12
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written, TBA sale commitments and investments sold short.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2021
BlackRock Semi-Annual Report to Shareholders
4
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 986.10 $ 2.36 $ 1,000.00 $ 1,022.41 $ 2.41 0.48%
Class III .................................. 1,000.00 985.10 3. 89 1,000.00 1,020. 88 3. 96 0. 79
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 3.2%
ACE Securities Corp. Home Equity Loan
Trust
(a)
:
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 0.81%, 12/25/33 .... USD 122 $ 113,416
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.35%, 05/25/37 .... 91 21,365
Adams Mill CLO Ltd., Series 2014-1A, Class
A2R, (LIBOR USD 3 Month + 1.10%),
1.28%, 07/15/26
(a)(b)
................ 41 40,949
Ajax Mortgage Loan Trust
(b)
:
Series 2018-A, Class B, 0.00%, 04/25/58 .. 5 4,132
Series 2018-B, Class B, 0.00%, 02/26/57 .. 21 9,703
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
313 315,762
Series 2018-D, Class B, 0.00%, 08/25/58
(a)(c)
109 70,427
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
181 181,897
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
100 100,840
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
96 85,870
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 23 13,506
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
424 423,531
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
103 77,765
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
226 222,641
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
391 396,860
Series 2019-A, Class B, 5.25%, 08/25/57
(a)
100 99,060
Series 2019-A, Class C, 0.00%, 08/25/57
(c)
185 152,911
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
668 677,169
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
117 88,335
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
298 255,771
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.27%,
10/21/28
(a)(b)
..................... 491 483,363
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 176 187,574
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.18%, 04/13/31
(a)(b)
.......... 310 309,420
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.23%, 01/28/31 .... 250 250,137
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31 .... 250 248,140
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.63%, 01/15/30 .... 500 496,995
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/15/30 .... 250 248,501
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.44%, 10/13/30
(a)(b)
................ 250 250,006
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.26%,
04/15/31
(a)(b)
..................... 500 500,025
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.20%,
04/20/31
(a)(b)
..................... 500 500,037
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.35%, 10/15/30
(a)(b)
................ 250 250,024
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.24%),
0.33%, 05/25/35
(a)
................. 42 39,091
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.17%,
07/17/26
(a)(b)
..................... 18 17,918
Babson CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.38%,
10/20/30
(a)(b)
..................... 260 260,061
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.43%,
12/10/25
(a)
...................... USD 300 $ 120,546
Bayview Financial Revolving Asset Trust
(a)(b)
:
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 05/28/39
(c)
... 92 78,973
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 02/28/40 .... 124 118,586
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 12/28/40 .... 44 40,585
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 9,430
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 9,052
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 6,935
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.48%, 12/15/35
(a)(b)
123 123,486
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.17%), 0.26%, 05/25/35 .... 28 27,307
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 32 30,496
Series 2007-HE3, Class 1A4, (LIBOR USD 1
Month + 0.35%), 0.44%, 04/25/37 .... 195 188,881
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.43%, 10/18/29
(a)(b)
......... 250 250,046
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.42%, 01/20/29 .... 216 216,449
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.36%, 10/22/30 .... 490 490,244
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.25%, 10/25/36
(a)
........... 53 51,120
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.44%, 07/20/30
(a)(b)
250 250,015
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.16%), 0.25%,
10/25/36
(a)
...................... 48 40,361
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.44%, 10/17/30
(a)(b)
................ 510 510,252
CIFC Funding Ltd., Series 2014-4RA, Class
A1A, (LIBOR USD 3 Month + 1.13%),
1.32%, 10/17/30
(a)(b)
................ 540 539,891
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.29%, 05/25/37 ... 196 156,613
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.36%, 05/25/37 ... 89 71,710
Conseco Finance Corp.
(a)
:
Series 1997-3, Class M1, 7.53%, 03/15/28 . 33 34,067
Series 1997-6, Class M1, 7.21%, 01/15/29 . 21 21,654
Series 1998-8, Class M1, 6.98%, 09/01/30 . 103 97,361
Series 1999-5, Class A5, 7.86%, 03/01/30 . 27 15,534
Series 1999-5, Class A6, 7.50%, 03/01/30 . 29 15,823
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.57%, 11/15/32 .... 43 39,205
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 17,502
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 45,641
Series 2000-5, Class A7, 8.20%, 05/01/31 . 138 58,570
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 0.31%, 12/25/25
(a)
.......... —
(d)
738

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization
LLC:
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(e)
.................... USD 12 $ 12,453
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
................... 100 102,779
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
................... 79 7,032
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 0.43%, 07/25/37
(a)(b)
.. 44 35,566
CWABS Asset-Backed Certificates Trust
(a)
:
Series 2005-16, Class 1AF, 5.69%, 04/25/36 103 100,973
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 0.25%, 09/25/46 .... 4 4,241
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 0.34%, 03/15/34
(a)
..... 15 14,813
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 0.99%, 10/25/34
(a)
..... 85 83,958
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 5 6,158
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.37%, 12/15/33 ... 12 10,790
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 0.26%, 05/15/35 ... 5 4,549
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.25%, 05/15/35 .... 8 8,310
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.25%, 05/15/36 .... 59 57,150
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.22%, 11/15/36 .... 39 34,369
Dorchester Park CLO DAC, Series 2015-1A,
Class BR, (LIBOR USD 3 Month + 1.45%),
1.64%, 04/20/28
(a)(b)
................ 250 247,601
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.30%,
01/15/31
(a)(b)
..................... 800 800,012
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.08%, 10/15/27
(a)(b)
.......... 184 183,580
First Franklin Mortgage Loan Trust
(a)
:
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 1.14%, 10/25/34 ... 33 31,903
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.14%), 0.23%, 12/25/36 ... 627 361,566
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.24%, 12/25/36 .... 458 429,542
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 0.69%, 01/25/36 ... 93 82,664
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
0.37%, 02/25/37
(a)
................. 90 73,626
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class A2C,
(LIBOR USD 1 Month + 0.50%), 0.59%,
12/25/35
(a)
...................... 5 5,211
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 26 7,086
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.29%, 01/25/47 .... 25 16,021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.34%, 02/25/47 .... USD 40 $ 43,134
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.26%, 07/25/27
(a)(b)
.......... 85 84,645
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.39%,
05/25/37
(a)
...................... 87 77,339
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
:
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 2.12%, 07/25/34 .... 19 19,143
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 0.28%, 04/25/37 .... 60 45,534
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... 57 10,566
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.79%, 04/15/36
(a)
................. 18 17,033
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.18%, 02/05/31
(a)(b)
................ 248 248,435
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.33%,
10/19/28
(a)(b)
..................... 238 238,052
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.08%, 07/17/37
(a)(b)
................ 118 117,788
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(e)
........ 21 20,997
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 0.50%, 05/25/36
(a)
.......... 100 98,294
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 1.26%, 01/20/31
(a)(b)
280 280,000
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.23%, 10/20/27
(a)(b)
173 172,572
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 57 60,051
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... 19 19,220
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 3.34%,
03/25/32
(a)
...................... 20 20,310
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.14%, 04/19/30
(a)(b)
.......... 580 579,820
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.38%, 10/21/30
(a)(b)
.......... 510 510,102
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.38%, 07/29/30
(a)(b)
.......... 270 270,100
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.37%, 12/18/30
(a)(b)
................ 250 250,002
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
0.35%, 06/25/46
(a)(b)
................ 13 13,025
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 0.35%, 08/25/37 ... 34 28,430
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 0.27%, 06/25/37 ... 26 7,650

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
(a)
:
Series 2005-HE1, Class A2MZ, (LIBOR USD
1 Month + 0.60%), 0.69%, 12/25/34 ... USD 155 $ 146,586
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 0.96%, 09/25/35 .... 130 94,460
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.44%,
10/20/30
(a)(b)
..................... 250 250,070
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 1.32%, 02/15/29
(a)(b)
......... 132 132,206
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.36%, 10/18/30
(a)(b)
.... 250 250,006
Oakwood Mortgage Investors, Inc.
(a)
:
Series 2001-D, Class A2, 5.26%, 01/15/19 . 18 11,789
Series 2001-D, Class A4, 6.93%, 09/15/31 . 10 7,802
Series 2002-B, Class M1, 7.62%, 06/15/32 80 69,223
OCP CLO Ltd.
(a)(b)
:
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.31%, 10/18/28 .... 175 174,651
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.44%, 07/15/30 .... 300 300,041
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.11%, 11/20/30 ..... 250 249,333
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.21%, 07/17/30
(a)(b)
......... 250 249,324
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.18%, 01/25/31
(a)(b)
......... 250 249,932
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.19%,
05/23/31
(a)(b)
..................... 225 224,422
Option One Mortgage Acceptance Corp. Asset-
Backed Certificates, Series 2003-4, Class
A2, (LIBOR USD 1 Month + 0.64%), 0.73%,
07/25/33
(a)
...................... 140 136,265
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.30%, 03/25/37
(a)
... 90 72,756
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 82 81,836
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... 209 209,857
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
.................... 110 110,983
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.27%, 10/15/37
(a)(b)(c)
... 48 47,307
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
......... 70 67,672
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.43%, 10/22/30
(a)(b)
................ 383 382,656
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.88%,
01/15/29
(a)(b)
..................... 250 250,045
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.32%, 01/17/31 .... 250 249,926
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.22%, 04/18/31 .... 250 250,032
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.28%, 07/16/31 .... 420 420,059
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.28%, 07/25/31
(a)(b)
................ USD 246 $ 246,548
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.38%, 10/20/30
(a)(b)
................ 250 250,050
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.22%,
04/20/31
(a)(b)
..................... 247 247,358
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.27%,
01/15/30
(a)(b)
..................... 1,250 1,248,886
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 0.30%, 10/25/36
(a)
........... 100 80,638
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.39%,
10/26/29
(a)(b)
..................... 250 250,075
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 1.29%,
04/25/31
(a)(b)
..................... 250 250,000
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.43%,
07/20/30
(a)(b)
..................... 250 250,112
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.45%, 03/15/24
(a)
........... 96 96,021
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 100 103,293
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 0.89%, 01/25/35
(a)
........... 1 1,364
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.45%), 0.39%, 01/25/35
(a)
........... 3 2,581
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 340 345,330
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 104,503
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.40%,
10/15/29
(a)(b)
..................... 315 315,038
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 1.31%,
10/15/30
(a)(b)
..................... 250 250,047
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.22%, 07/25/37
(a)(b)
56 51,708
Washington Mutual Asset-Backed
CertificatesTrust
(a)
:
Series 2006-HE4, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.27%, 09/25/36 .... 139 57,367
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.25%, 10/25/36 .... 138 118,833
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (LIBOR USD 1 Month + 0.40%), 0.49%,
06/25/37
(a)(b)
..................... 84 36,249
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.33%,
01/22/31
(a)(b)
..................... 250 249,925
Total Asset-Backed Securities — 3.2%
(Cost: $26,378,486) ............................... 26,269,635

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Corporate Bonds — 32.7%
Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
USD 165 $ 182,229
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 737 801,049
Boeing Co. (The):
5.81%, 05/01/50 .................. 189 254,513
5.93%, 05/01/60 .................. 242 334,168
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 36 38,228
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 49 52,186
General Dynamics Corp., 3.63%, 04/01/30 .. 584 659,715
Huntington Ingalls Industries, Inc.:
3.84%, 05/01/25 .................. 79 86,088
4.20%, 05/01/30 .................. 339 387,176
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 257 288,243
4.40%, 06/15/28 .................. 680 789,381
2.90%, 12/15/29 .................. 300 317,725
1.80%, 01/15/31 .................. 458 444,121
Leidos, Inc., 4.38%, 05/15/30 .......... 607 689,267
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 451 516,214
4.07%, 12/15/42 .................. 34 41,281
3.80%, 03/01/45 .................. 112 130,320
2.80%, 06/15/50 .................. 132 132,545
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 836 913,118
4.03%, 10/15/47 .................. 330 393,718
5.25%, 05/01/50 .................. 137 192,412
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. 155 166,337
3.50%, 03/15/27 .................. 306 337,518
7.20%, 08/15/27 .................. 45 58,378
7.00%, 11/01/28 .................. 360 473,398
4.13%, 11/16/28 .................. 888 1,021,697
2.15%, 05/18/30 .................. EUR 155 205,354
2.25%, 07/01/30 .................. USD 124 126,010
4.50%, 06/01/42 .................. 124 154,384
3.75%, 11/01/46 .................. 130 146,542
4.63%, 11/16/48 .................. 53 68,183
Textron, Inc.:
3.90%, 09/17/29 .................. 336 375,961
2.45%, 03/15/31 .................. 110 110,093
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. 246 265,803
6.25%, 03/15/26 .................. 594 626,670
11,780,025
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.25%, 05/15/30 .................. 294 342,306
2.40%, 05/15/31 .................. 513 522,092
3.90%, 02/01/35 .................. 112 128,370
4.10%, 02/01/45 .................. 106 121,038
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 168 188,712
4.45%, 04/01/30 .................. 590 714,081
5.20%, 04/01/40 .................. 312 423,511
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 .................. 30 30,225
6.75%, 08/15/24 .................. 73 75,829
2,546,164
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
:
Series 2017-1, Class B, 3.70%, 01/15/26 . 1 736
Series 2017-1, Class AA, 3.30%, 01/15/30 84 84,690
Security
Par (000)
Par (000) Value
Airlines (continued)
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 01/15/23 . USD 70 $ 71,119
Series 2015-2, Class B, 4.40%, 09/22/23 . 219 214,628
Series 2016-1, Class B, 5.25%, 01/15/24 . 164 161,307
Series 2017-1, Class B, 4.95%, 02/15/25 . 48 46,825
Series 2015-2, Class AA, 3.60%, 09/22/27 39 40,260
Series 2016-1, Class AA, 3.58%, 01/15/28 102 104,004
Series 2019-1, Class B, 3.85%, 02/15/28 . 213 203,075
Series 2016-2, Class AA, 3.20%, 06/15/28 69 70,610
Series 2016-3, Class AA, 3.00%, 10/15/28 335 340,730
Series 2017-1, Class AA, 3.65%, 02/15/29 56 57,212
Series 2019-1, Class AA, 3.15%, 02/15/32 203 209,439
Avianca Holdings SA, (LIBOR USD 3 Month +
12.00%), 12.15%, (12.15% Cash or 12.00%
PIK), 11/10/21
(a)(f)
................ 30 29,400
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 505 533,892
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 107 102,399
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 27 25,524
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 11 11,124
Series 2014-2, Class B, 4.63%, 09/03/22 . 17 17,532
Series 2016-2, Class B, 3.65%, 10/07/25 . 11 10,501
Series 2020-1, Class B, 4.88%, 01/15/26 . 131 138,928
Series 2014-1, Class A, 4.00%, 04/11/26 . 134 141,173
Series 2020-1, Class A, 5.88%, 10/15/27 . 757 839,467
Series 2015-1, Class AA, 3.45%, 12/01/27 35 36,839
Series 2019-2, Class B, 3.50%, 05/01/28 . 142 140,122
Series 2016-1, Class AA, 3.10%, 07/07/28 11 11,636
Series 2016-2, Class AA, 2.88%, 10/07/28 73 74,036
Series 2018-1, Class AA, 3.50%, 03/01/30 35 36,959
Series 2019-2, Class AA, 2.70%, 05/01/32 125 125,222
3,879,389
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 49 50,615
Magna International, Inc., 2.45%, 06/15/30 .. 122 124,667
175,282
Automobiles — 0.4%
BMW US Capital LLC, 2.55%, 04/01/31
(b)
... 437 452,537
General Motors Co.:
4.88%, 10/02/23 .................. 201 218,976
6.13%, 10/01/25 .................. 222 262,804
Hyundai Capital America
(b)
:
3.95%, 02/01/22 .................. 305 311,028
2.38%, 02/10/23 .................. 450 461,902
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 1,359 1,534,366
3,241,613
Banks — 5.0%
Banco Santander SA:
2.71%, 06/27/24 .................. 600 631,360
1.85%, 03/25/26 .................. 400 404,266
3.31%, 06/27/29 .................. 400 435,249
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)
........... 200 207,412
Bank of America Corp.:
(LIBOR USD 3 Month + 1.02%), 2.88%,
04/24/23
(a)
.................... 127 129,602
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23
(a)
.................... 83 85,064
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24
(a)
.................... 234 245,858

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
.................... USD 116 $ 123,686
4.00%, 01/22/25 .................. 287 314,972
Series L, 3.95%, 04/21/25 ........... 327 358,866
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 2,025 2,118,342
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 236 254,454
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
.................... 512 527,896
4.45%, 03/03/26 .................. 272 308,936
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 851 842,847
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 1,540 1,551,844
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 875 967,559
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 760 873,080
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 758 859,558
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 422 454,309
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 464 541,314
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 465 451,282
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(g)
........... 250 267,078
Barclays plc
(a)
:
(LIBOR USD 3 Month + 1.90%), 4.97%,
05/16/29 ..................... 836 978,936
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
2.67%, 03/10/32 ................ 200 201,089
BNP Paribas SA
(a)(b)
:
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25 ..................... 477 501,871
(SOFR + 1.51%), 3.05%, 01/13/31 ...... 270 284,664
Citigroup, Inc.
(a)
:
(SOFR + 0.77%), 1.46%, 06/09/27 ...... 510 507,804
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... 1,396 1,539,621
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 1,654 1,751,887
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 154,934
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 316 328,824
Danske Bank A/S:
5.00%, 01/12/22
(b)
................. 400 409,281
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 263 264,319
5.38%, 01/12/24 .................. 200 221,771
5.38%, 01/12/24
(b)
................. 602 667,530
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 200 197,690
HSBC Holdings plc
(a)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 531 613,708
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(g)
...................... 510 529,125
ING Groep NV:
3.55%, 04/09/24 .................. 311 334,998
4.63%, 01/06/26
(b)
................. 202 230,517
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... 200 201,707
Itau Unibanco Holding SA
(b)
:
2.90%, 01/24/23 .................. 250 255,275
3.25%, 01/24/25 .................. 250 256,141
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.:
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... USD 171 $ 171,100
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 1,450 1,565,024
3.13%, 01/23/25 .................. 307 329,445
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 137 142,688
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 1,241 1,281,208
3.20%, 06/15/26 .................. 78 84,909
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 264 260,659
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 988 1,100,242
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 527 585,208
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 1,765 1,940,555
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 42 49,113
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 499 519,424
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 117 142,007
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 470 556,850
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 15 16,017
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)
........... 200 204,038
Lloyds Banking Group plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 373 373,193
4.38%, 03/22/28 .................. 228 261,845
(LIBOR USD 3 Month + 1.21%), 3.57%,
11/07/28
(a)
.................... 200 218,755
Mitsubishi UFJ Financial Group, Inc.:
2.62%, 07/18/22 .................. 807 826,877
2.19%, 02/25/25 .................. 868 903,356
Mizuho Financial Group, Inc.
(a)
:
(SOFR + 1.36%), 2.55%, 09/13/25 ...... 719 752,750
(SOFR + 1.77%), 2.20%, 07/10/31 ...... 200 199,647
(SOFR + 1.53%), 1.98%, 09/08/31 ...... 425 415,741
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(g)
.......... 200 200,813
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 240 240,554
3.57%, 01/10/23 .................. 963 978,423
(SOFR + 0.79%), 1.09%, 03/15/25
(a)
.... 400 401,279
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26
(a)
............... 240 240,410
(LIBOR USD 3 Month + 1.40%), 3.82%,
11/03/28
(a)
.................... 200 219,929
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24 .................. 395 417,565
2.35%, 01/15/25 .................. 644 672,651
3.78%, 03/09/26 .................. 201 223,641
Washington Mutual Escrow Bonds
(c)(h)( i )
:
0.00%, 11/06/09 .................. 300 —
0.00%, 09/19/17
(j)
................. 250 —
0.00%, 09/29/17 .................. 500 —
Wells Fargo & Co.
(a)
:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 ..................... 383 421,947
(SOFR + 1.43%), 2.88%, 10/30/30 ...... 167 176,848
(SOFR + 4.03%), 4.48%, 04/04/31 ...... 179 211,576

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 2.53%), 3.07%, 04/30/41 ...... USD 646 $ 662,591
41,355,404
Beverages — 0.7%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 1,243 1,525,588
Anheuser-Busch InBev Finance, Inc., 4.00%,
01/17/43 ...................... 92 102,596
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28 .................. 1,345 1,531,436
3.50%, 06/01/30 .................. 1,434 1,595,161
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 200 198,108
1.00%, 03/09/41 .................. EUR 210 242,976
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... USD 421 455,070
5,650,935
Biotechnology — 0.9%
AbbVie, Inc.:
2.30%, 11/21/22 .................. 197 202,205
2.60%, 11/21/24 .................. 1,571 1,656,536
3.20%, 05/14/26 .................. 1,281 1,388,949
4.55%, 03/15/35 .................. 129 156,569
4.50%, 05/14/35 .................. 603 726,311
4.85%, 06/15/44 .................. 3 3,815
4.70%, 05/14/45 .................. 342 425,874
4.88%, 11/14/48 .................. 50 64,405
4.25%, 11/21/49 .................. 226 270,864
Amgen, Inc.:
2.45%, 02/21/30 .................. 350 360,784
4.40%, 05/01/45 .................. 456 553,651
Biogen, Inc.:
2.25%, 05/01/30 .................. 393 394,071
3.15%, 05/01/50 .................. 176 172,848
Gilead Sciences, Inc.:
4.75%, 03/01/46 .................. 549 696,216
4.15%, 03/01/47 .................. 69 81,247
7,154,345
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 981 1,020,014
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 5 6,628
Masonite International Corp., 5.38%, 02/01/28
(b)
36 38,149
Owens Corning, 3.95%, 08/15/29 ........ 41 46,320
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. 35 36,247
4.75%, 01/15/28 .................. 15 15,700
1,163,058
Capital Markets — 2.3%
Credit Suisse AG, 3.63%, 09/09/24 ....... 263 285,729
Credit Suisse Group AG
(a)(b)
:
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24 ..................... 252 268,395
(SOFR + 1.73%), 3.09%, 05/14/32 ...... 250 257,563
Deutsche Bank AG:
0.90%, 05/28/24 .................. 178 177,189
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 584 587,511
1.69%, 03/19/26 .................. 905 913,585
(SOFR + 3.04%), 3.55%, 09/18/31
(a)
.... 150 159,670
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 180 194,615
3.50%, 04/01/25 .................. 2,520 2,733,941
3.75%, 05/22/25 .................. 647 707,783
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 163 174,375
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 933 926,153
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.75%, 02/25/26 .................. USD 199 $ 220,152
(LIBOR USD 3 Month + 1.17%), 1.33%,
05/15/26
(a)
.................... 300 307,926
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 700 698,027
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 704 777,292
Huarong Finance Co. Ltd.:
3.25%, 11/13/24 .................. 200 147,000
3.88%, 11/13/29 .................. 200 136,000
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 121 136,168
2.10%, 06/15/30 .................. 150 148,652
1.85%, 09/15/32 .................. 172 162,775
Moody's Corp., 3.25%, 01/15/28 ......... 225 246,579
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 3 3,155
3.88%, 01/27/26 .................. 775 866,447
3.63%, 01/20/27 .................. 1,244 1,379,372
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 1,367 1,376,672
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 166 183,887
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 376 421,995
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 961 1,125,226
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,655 1,732,458
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 130 145,113
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 299 316,954
Northern Trust Corp., 3.15%, 05/03/29 ..... 107 117,612
UBS Group AG
(b)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(g)
.......................... 490 539,613
4.13%, 04/15/26 .................. 200 224,306
18,799,890
Chemicals — 0.5%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 262 305,115
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 200 210,790
Dow Chemical Co. (The):
4.55%, 11/30/25 .................. 269 306,248
2.10%, 11/15/30 .................. 163 160,971
1.13%, 03/15/32 .................. EUR 115 139,383
3.60%, 11/15/50 .................. USD 260 280,928
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 515 585,635
Ecolab, Inc., 4.80%, 03/24/30 .......... 267 326,643
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 255 293,406
MEGlobal Canada ULC:
5.00%, 05/18/25 .................. 200 224,250
5.00%, 05/18/25
(b)
................. 200 224,250
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)
..................... 200 200,938
Sasol Financing USA LLC, 5.50%, 03/18/31 .. 200 210,500
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. 260 262,799
2.30%, 05/15/30 .................. 352 356,081
4,087,937
Commercial Services & Supplies — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 83 86,918
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 38 39,805
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
71 72,860
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 35 36,006

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
RELX Capital, Inc.:
3.50%, 03/16/23 .................. USD 355 $ 372,228
4.00%, 03/18/29 .................. 404 458,876
3.00%, 05/22/30 .................. 507 541,684
Republic Services, Inc.:
2.90%, 07/01/26 .................. 131 140,292
3.95%, 05/15/28 .................. 81 92,144
2.30%, 03/01/30 .................. 177 179,742
Waste Management, Inc.:
1.15%, 03/15/28 .................. 370 358,489
2.00%, 06/01/29 .................. 101 102,075
2.95%, 06/01/41 .................. 118 121,562
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 37 38,193
2,640,874
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30 .... 156 149,046
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 623 726,375
2.75%, 05/24/31 .................. 663 676,717
5.50%, 09/01/44 .................. 179 233,150
1,785,288
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47 .. 200 201,750
Stoneway Capital Corp.
(h)( i )
:
10.00%, 03/01/27
(b)
................ 133 35,907
10.00%, 03/01/27 ................. 133 35,908
273,565
Consumer Finance — 0.6%
AerCap Ireland Capital DAC, 4.45%, 04/03/26 190 208,660
Capital One Financial Corp., 3.90%, 01/29/24 185 199,656
Discover Financial Services, 4.50%, 01/30/26 149 168,213
General Motors Financial Co., Inc.:
5.20%, 03/20/23 .................. 1,565 1,685,166
3.70%, 05/09/23 .................. 66 69,289
5.10%, 01/17/24 .................. 173 190,456
4.00%, 01/15/25 .................. 341 371,495
4.35%, 04/09/25 .................. 396 437,577
2.75%, 06/20/25 .................. 318 334,819
2.70%, 06/10/31 .................. 11 11,040
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 250 256,063
Navient Corp.:
6.50%, 06/15/22 .................. 67 69,861
7.25%, 09/25/23 .................. 39 43,046
5.88%, 10/25/24 .................. 37 39,914
6.75%, 06/25/25 .................. 38 42,074
6.75%, 06/15/26 .................. 37 41,301
Synchrony Financial:
4.50%, 07/23/25 .................. 5 5,591
3.70%, 08/04/26 .................. 91 99,361
Toyota Motor Credit Corp., 2.15%, 02/13/30 .. 508 520,669
4,794,251
Containers & Packaging — 0.0%
Ball Corp.:
5.25%, 07/01/25 .................. 15 16,931
4.88%, 03/15/26 .................. 11 12,252
International Paper Co., 6.00%, 11/15/41 ... 42 59,686
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 52 56,075
144,944
Security
Par (000)
Par (000) Value
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. USD 60 $ 61,483
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 79 83,025
144,508
Diversified Financial Services — 0.4%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 206,225
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(g)
................ 200 199,225
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 745 892,869
MDGH - GMTN BV, 2.88%, 11/07/29
(b)
..... 200 209,850
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 200 199,475
ORIX Corp., 2.90%, 07/18/22 .......... 155 159,029
Shell International Finance BV:
3.88%, 11/13/28 .................. 128 146,768
2.38%, 11/07/29 .................. 964 1,000,557
3,013,998
Diversified Telecommunication Services — 1.6%
Altice France SA, 7.38%, 05/01/26
(b)
...... 200 207,986
AT&T, Inc.:
0.00%, 11/27/22
(b)(j)
................ 1,000 991,810
1.65%, 02/01/28 .................. 277 274,937
4.35%, 03/01/29 .................. 505 584,718
4.30%, 02/15/30 .................. 359 414,941
2.75%, 06/01/31 .................. 669 695,418
2.55%, 12/01/33
(b)
................. 203 201,100
4.50%, 05/15/35 .................. 568 666,730
2.60%, 05/19/38 .................. EUR 175 237,621
3.50%, 09/15/53
(b)
................. USD 353 354,649
3.55%, 09/15/55
(b)
................. 494 495,656
3.80%, 12/01/57
(b)
................. 174 181,287
3.65%, 09/15/59
(b)
................. 395 400,569
CCO Holdings LLC
(b)
:
5.75%, 02/15/26 .................. 75 77,517
5.50%, 05/01/26 .................. 89 92,017
5.13%, 05/01/27 .................. 192 201,389
5.00%, 02/01/28 .................. 203 212,896
5.38%, 06/01/29 .................. 92 100,565
4.75%, 03/01/30 .................. 106 112,095
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 150 164,983
Level 3 Financing, Inc.:
5.25%, 03/15/26 .................. 55 56,678
4.63%, 09/15/27
(b)
................. 15 15,569
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(g)
..................... 200 213,500
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(f)
..................... 49 50,255
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 476 542,087
2.10%, 03/22/28 .................. 449 458,391
3.88%, 02/08/29 .................. 376 429,554
4.02%, 12/03/29 .................. 64 73,384
3.15%, 03/22/30 .................. 1,082 1,168,313
1.50%, 09/18/30 .................. 834 796,871
1.68%, 10/30/30 .................. 251 239,668
2.55%, 03/21/31 .................. 17 17,376
4.27%, 01/15/36 .................. 984 1,170,788
2.65%, 11/20/40 .................. 83 79,872
2.88%, 11/20/50 .................. 723 686,790

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.70%, 03/22/61 .................. USD 424 $ 454,129
13,122,109
Electric Utilities — 2.5%
Adani Transmission Ltd., 4.25%, 05/21/36 ... 187 190,915
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 310 349,224
Series H, 3.45%, 01/15/50 ........... 91 94,069
3.45%, 05/15/51 .................. 237 244,885
AEP Transmission Co. LLC:
3.80%, 06/15/49 .................. 155 178,906
3.15%, 09/15/49 .................. 222 231,223
Series M, 3.65%, 04/01/50 ........... 232 262,391
Alabama Power Co.:
4.15%, 08/15/44 .................. 5 5,994
3.45%, 10/01/49 .................. 242 262,664
3.13%, 07/15/51 .................. 70 71,734
Baltimore Gas & Electric Co.:
2.25%, 06/15/31 .................. 68 68,646
3.75%, 08/15/47 .................. 166 190,159
4.25%, 09/15/48 .................. 105 129,115
3.20%, 09/15/49 .................. 125 130,767
2.90%, 06/15/50 .................. 100 99,557
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 120 123,028
3.95%, 03/01/48 .................. 85 101,499
Series AF, 3.35%, 04/01/51 .......... 195 213,692
China Huadian Overseas Development 2018
Ltd., (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.07%), 3.38%
(a)(g)
200 206,038
Commonwealth Edison Co.:
Series 127, 3.20%, 11/15/49 .......... 180 191,040
Series 130, 3.13%, 03/15/51 .......... 30 31,316
DTE Electric Co.:
Series A, 4.05%, 05/15/48 ........... 265 322,190
3.95%, 03/01/49 .................. 121 146,269
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 72 82,478
2.45%, 02/01/30 .................. 230 237,585
3.88%, 03/15/46 .................. 32 36,908
3.70%, 12/01/47 .................. 104 117,240
3.95%, 03/15/48 .................. 155 182,091
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 100 113,322
2.50%, 12/01/29 .................. 550 576,354
1.75%, 06/15/30 .................. 955 934,748
4.20%, 07/15/48 .................. 34 41,748
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 112 124,725
Duke Energy Progress LLC, 3.45%, 03/15/29 . 527 583,764
Edison International:
2.40%, 09/15/22 .................. 42 42,742
4.95%, 04/15/25 .................. 272 301,141
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 117 124,925
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 256 310,762
Exelon Corp.:
5.10%, 06/15/45 .................. 35 45,726
4.70%, 04/15/50 .................. 65 82,102
FEL Energy VI SARL, 5.75%, 12/01/40 ..... 199 210,647
FirstEnergy Corp.:
2.05%, 03/01/25 .................. 52 52,390
Series B, 4.40%, 07/15/27
(e)
.......... 349 379,537
2.65%, 03/01/30 .................. 158 157,363
Series B, 2.25%, 09/01/30 ........... 79 75,747
Series C, 5.35%, 07/15/47
(e)
.......... 125 150,000
Series C, 3.40%, 03/01/50 ........... 71 69,403
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. USD 666 $ 730,682
5.45%, 07/15/44 .................. 42 52,406
4.55%, 04/01/49 .................. 550 645,074
Florida Power & Light Co.:
3.95%, 03/01/48 .................. 331 402,062
3.15%, 10/01/49 .................. 468 508,562
Genneia SA, 8.75%, 01/20/22 .......... 103 99,704
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. 193 210,841
3.65%, 04/15/29 .................. 460 520,142
6.75%, 12/30/31 .................. 61 86,477
4.25%, 07/15/49 .................. 131 164,658
3.15%, 04/15/50 .................. 277 295,857
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 52 58,520
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 250 250,281
NextEra Energy Capital Holdings, Inc., 1.90%,
06/15/28 ...................... 101 102,085
Northern States Power Co.:
2.25%, 04/01/31 .................. 140 144,071
3.60%, 05/15/46 .................. 27 30,532
2.90%, 03/01/50 .................. 88 89,767
2.60%, 06/01/51 .................. 123 116,827
3.20%, 04/01/52 .................. 50 53,263
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 73 75,672
6.63%, 01/15/27 .................. 89 92,135
2.45%, 12/02/27
(b)
................. 842 847,415
5.75%, 01/15/28 .................. 59 62,835
4.45%, 06/15/29
(b)
................. 70 77,264
5.25%, 06/15/29
(b)
................. 53 56,379
NSTAR Electric Co., 3.95%, 04/01/30 ..... 59 67,875
Ohio Power Co., 4.00%, 06/01/49 ........ 125 146,902
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 267 301,922
3.80%, 09/30/47 .................. 101 118,030
4.10%, 11/15/48 .................. 83 101,118
3.80%, 06/01/49 .................. 89 105,761
PECO Energy Co., 3.05%, 03/15/51 ...... 231 241,306
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 210 235,894
2.05%, 08/01/50 .................. 128 110,368
Public Service Electric and Gas Co., 3.00%,
03/01/51 ...................... 60 62,424
Southern California Edison Co.:
1.85%, 02/01/22 .................. 42 42,165
Series E, 3.70%, 08/01/25 ........... 136 148,131
Series 20C, 1.20%, 02/01/26 ......... 311 308,697
Series A, 4.20%, 03/01/29 ........... 105 118,420
2.25%, 06/01/30 .................. 445 437,538
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 270 282,047
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 200 219,850
Tampa Electric Co.:
4.30%, 06/15/48 .................. 30 36,885
4.45%, 06/15/49 .................. 175 221,133
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 700 756,717
Virginia Electric & Power Co.:
Series A, 3.80%, 04/01/28 ........... 62 69,989
Series A, 2.88%, 07/15/29 ........... 69 74,117
Series A, 6.00%, 05/15/37 ........... 66 91,733

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00%, 01/15/43 .................. USD 247 $ 289,955
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 .................. 72 74,250
3.70%, 01/30/27 .................. 149 159,193
5.63%, 02/15/27 .................. 93 96,488
5.00%, 07/31/27 .................. 93 95,477
4.30%, 07/15/29 .................. 503 546,720
20,213,385
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 75 89,363
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24 ...... 207 182,160
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 166 155,216
2.50%, 09/15/50 .................. 260 233,386
NBCUniversal Media LLC:
5.95%, 04/01/41 .................. 183 263,488
4.45%, 01/15/43 .................. 164 201,160
Netflix, Inc.:
4.88%, 04/15/28 .................. 24 27,900
6.38%, 05/15/29 .................. 12 15,327
5.38%, 11/15/29
(b)
................. 13 15,790
4.88%, 06/15/30
(b)
................. 15 17,839
Walt Disney Co. (The), 4.70%, 03/23/50 .... 466 621,402
1,551,508
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.:
5.00%, 02/15/24 .................. 16 17,745
2.40%, 03/15/25 .................. 635 663,474
1.60%, 04/15/26 .................. 26 26,275
3.95%, 03/15/29 .................. 143 160,429
3.80%, 08/15/29 .................. 311 346,522
2.10%, 06/15/30 .................. 197 193,728
ARI FCP Investments LP, (LIBOR USD 1 Month
+ 2.90%), 2.98%, 01/06/25
(a)(c)
........ 701 696,580
Crown Castle International Corp.:
1.05%, 07/15/26 .................. 131 127,941
3.80%, 02/15/28 .................. 83 92,219
4.30%, 02/15/29 .................. 63 72,456
3.10%, 11/15/29 .................. 583 618,539
3.30%, 07/01/30 .................. 466 499,223
5.20%, 02/15/49 .................. 106 137,949
Digital Dutch Finco BV:
1.50%, 03/15/30 .................. EUR 315 394,013
1.00%, 01/15/32 .................. 180 211,249
Duke Realty LP, 1.75%, 02/01/31 ........ USD 518 496,866
Equinix , Inc.:
1.25%, 07/15/25 .................. 135 135,324
1.00%, 09/15/25 .................. 433 429,918
2.15%, 07/15/30 .................. 121 120,228
2.50%, 05/15/31 .................. 153 155,605
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
.... 91 92,693
GLP Capital LP:
3.35%, 09/01/24 .................. 130 137,711
5.38%, 04/15/26 .................. 110 126,611
5.75%, 06/01/28 .................. 147 174,909
4.00%, 01/15/30 .................. 514 551,682
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 159 172,189
4.50%, 09/01/26 .................. 44 46,970
5.75%, 02/01/27 .................. 71 78,996
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. USD 7 $ 7,210
5.00%, 10/15/27 .................. 100 106,009
4.63%, 08/01/29 .................. 13 13,916
National Retail Properties, Inc., 3.50%,
04/15/51 ...................... 203 212,451
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 255 297,827
Realty Income Corp., 3.25%, 01/15/31 ..... USD 174 189,562
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 61 62,650
Service Properties Trust, 4.35%, 10/01/24 ... 37 37,259
Trust Fibra Uno, 6.39%, 01/15/50
(b)
....... 200 233,100
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 54 55,066
4.25%, 12/01/26 .................. 19 19,764
3.75%, 02/15/27 .................. 11 11,188
4.63%, 12/01/29 .................. 15 15,938
4.13%, 08/15/30 .................. 15 15,402
8,255,386
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
................. 55 56,458
5.75%, 03/15/25 .................. 29 29,652
7.50%, 03/15/26
(b)
................. 92 100,970
4.63%, 01/15/27
(b)
................. 20 20,919
5.88%, 02/15/28
(b)
................. 68 73,263
4.88%, 02/15/30
(b)
................. 15 15,998
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 492 540,724
837,984
Food Products — 0.1%
BRF GmbH, 4.35%, 09/29/26
(b)
......... 200 210,412
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 36 37,800
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 68 74,375
6.50%, 04/15/29 .................. 106 119,119
5.50%, 01/15/30 .................. 19 21,249
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 59 61,052
4.88%, 11/01/26 .................. 59 60,991
Mondelez International, Inc., 2.75%, 04/13/30 234 246,482
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 127 135,255
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 98 102,533
5.63%, 01/15/28 .................. 72 76,320
5.50%, 12/15/29 .................. 57 61,061
1,206,649
Gas Utilities — 0.1%
Atmos Energy Corp.:
4.13%, 03/15/49 .................. 91 109,922
3.38%, 09/15/49 .................. 14 15,117
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 532 510,030
Eastern Energy Gas Holdings LLC, 4.80%,
11/01/43 ...................... 45 53,705
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44 ................. 46 53,674
ONE Gas, Inc., 2.00%, 05/15/30 ......... 80 78,666
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 175 177,741
3.64%, 11/01/46 .................. 25 26,891
1,025,746
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30 ... 178 184,107
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 200 248,270

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. EUR 165 $ 204,990
1.75%, 07/02/49 .................. 100 125,982
Teleflex, Inc., 4.63%, 11/15/27 .......... USD 35 37,282
800,631
Health Care Providers & Services — 1.3%
Aetna, Inc.:
6.63%, 06/15/36 .................. 175 254,967
4.75%, 03/15/44 .................. 5 6,194
Anthem, Inc.:
4.10%, 03/01/28 .................. 231 264,011
4.38%, 12/01/47 .................. 65 79,278
3.60%, 03/15/51 .................. 155 170,370
Centene Corp.:
5.38%, 06/01/26
(b)
................. 129 134,805
5.38%, 08/15/26
(b)
................. 54 56,430
4.25%, 12/15/27 .................. 177 186,513
4.63%, 12/15/29 .................. 53 58,288
Cigna Corp.:
3.40%, 03/01/27 .................. 402 440,852
4.38%, 10/15/28 .................. 760 883,905
CVS Health Corp.:
1.30%, 08/21/27 .................. 218 213,837
3.25%, 08/15/29 .................. 160 173,607
3.75%, 04/01/30 .................. 1,715 1,919,205
5.13%, 07/20/45 .................. 401 521,561
5.05%, 03/25/48 .................. 195 253,281
Encompass Health Corp.:
4.50%, 02/01/28 .................. 35 36,311
4.75%, 02/01/30 .................. 37 39,313
HCA, Inc.:
4.75%, 05/01/23 .................. 782 837,900
5.00%, 03/15/24 .................. 568 627,597
5.38%, 02/01/25 .................. 39 43,992
5.25%, 04/15/25 .................. 618 707,034
5.88%, 02/15/26 .................. 23 26,580
5.25%, 06/15/26 .................. 466 539,423
5.38%, 09/01/26 .................. 15 17,261
5.63%, 09/01/28 .................. 23 27,255
5.88%, 02/01/29 .................. 15 18,113
3.50%, 07/15/51 .................. 44 43,980
Humana, Inc.:
4.50%, 04/01/25 .................. 150 167,951
4.88%, 04/01/30 .................. 69 83,245
Molina Healthcare, Inc., 5.38%, 11/15/22
(e)
.. 51 53,359
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 41 43,666
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 103 104,514
4.63%, 09/01/24
(b)
................. 43 44,133
4.88%, 01/01/26
(b)
................. 148 153,506
6.25%, 02/01/27
(b)
................. 220 229,625
5.13%, 11/01/27
(b)
................. 23 24,121
UnitedHealth Group, Inc.:
4.63%, 11/15/41 .................. 397 505,679
4.20%, 01/15/47 .................. 241 293,973
3.25%, 05/15/51 .................. 97 103,476
10,389,111
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 11 11,138
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 121 122,512
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 47 49,056
5.38%, 04/15/27 .................. 73 75,190
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.25%, 07/15/29 .................. USD 73 $ 75,190
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 88 91,701
4.75%, 01/15/28 .................. 44 45,527
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................. 179 208,223
5.00%, 02/15/26 .................. 247 281,771
3.25%, 02/15/30 .................. 359 374,992
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 15 16,013
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 43 44,828
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 82 83,270
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 55 57,131
McDonald's Corp.:
2.63%, 09/01/29 .................. 140 147,089
2.13%, 03/01/30 .................. 130 131,424
3.60%, 07/01/30 .................. 91 102,327
4.88%, 12/09/45 .................. 368 474,046
MGM China Holdings Ltd., 4.75%, 02/01/27 .. 200 204,750
MGM Resorts International:
5.75%, 06/15/25 .................. 10 11,028
4.63%, 09/01/26 .................. 6 6,337
5.50%, 04/15/27 .................. 10 10,975
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 79 81,568
Starbucks Corp.:
2.25%, 03/12/30 .................. 229 231,679
2.55%, 11/15/30 .................. 317 328,460
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 30 30,450
Sunny Express Enterprises Corp., 3.13%,
04/23/30 ...................... 200 207,282
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 162 174,451
5.25%, 05/15/27 .................. 81 87,002
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
67 70,769
3,836,179
Household Durables — 0.1%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 87 91,894
Century Communities, Inc., 6.75%, 06/01/27 . 39 41,389
Lennar Corp.:
4.13%, 01/15/22 .................. 33 33,330
4.50%, 04/30/24 .................. 38 41,562
4.75%, 05/30/25 .................. 7 7,849
5.25%, 06/01/26 .................. 380 441,024
4.75%, 11/29/27 .................. 13 15,026
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 7 7,315
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 8 9,340
5.00%, 01/15/27 .................. 7 8,186
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 7 7,919
704,834
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25 .... 64 65,584
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)
.......... 50 46,119
Industrial Conglomerates — 0.1%
General Electric Co.:
6.88%, 01/10/39 .................. 9 13,464
4.25%, 05/01/40 .................. 2 2,337

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
4.50%, 03/11/44 .................. USD 3 $ 3,637
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
.. 200 208,725
Roper Technologies, Inc.:
2.95%, 09/15/29 .................. 87 93,020
2.00%, 06/30/30 .................. 161 158,545
479,728
Insurance — 0.4%
Ambac Assurance Corp., 5.10%
(b)(g)
....... 15 20,821
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 84 84,031
American International Group, Inc.:
3.40%, 06/30/30 .................. 304 333,367
4.50%, 07/16/44 .................. 271 328,924
4.75%, 04/01/48 .................. 60 76,253
Aon Corp.:
4.50%, 12/15/28 .................. 83 97,049
3.75%, 05/02/29 .................. 602 677,409
2.80%, 05/15/30 .................. 468 491,316
Aon plc, 4.25%, 12/12/42 ............. 30 34,835
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 74 81,136
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 160 200,346
1.98%, 03/21/30 .................. 145 191,276
2.25%, 11/15/30 .................. USD 424 429,450
Willis North America, Inc., 3.60%, 05/15/24 .. 36 38,672
3,084,885
Interactive Media & Services — 0.0%
Tencent Holdings Ltd., 3.24%, 06/03/50 .... 200 193,975
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
1.65%, 05/12/28 .................. 120 121,025
3.88%, 08/22/37 .................. 89 106,128
2.50%, 06/03/50 .................. 672 634,974
eBay, Inc., 1.40%, 05/10/26 ........... 473 474,601
1,336,728
IT Services — 0.8%
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 300 365,844
2.95%, 05/21/39 .................. 200 289,387
Fiserv, Inc.:
4.20%, 10/01/28 .................. USD 99 113,804
3.50%, 07/01/29 .................. 1,486 1,635,108
Global Payments, Inc.:
1.20%, 03/01/26 .................. 584 578,423
4.80%, 04/01/26 .................. 475 543,072
3.20%, 08/15/29 .................. 305 326,460
International Business Machines Corp.:
3.30%, 05/15/26 .................. 705 775,543
3.50%, 05/15/29 .................. 721 806,870
1.95%, 05/15/30 .................. 328 327,548
2.85%, 05/15/40 .................. 116 117,889
Mastercard, Inc., 2.95%, 06/01/29 ........ 166 181,198
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 162 166,261
2.65%, 10/01/26 .................. 74 79,469
Visa, Inc.:
4.15%, 12/14/35 .................. 357 438,891
2.70%, 04/15/40 .................. 163 168,498
6,914,265
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22 .......... 451 464,000
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. USD 366 $ 394,690
2.75%, 09/15/29 .................. 133 139,044
2.10%, 06/04/30 .................. 88 87,065
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 7 7,236
Thermo Fisher Scientific, Inc.:
4.50%, 03/25/30 .................. 180 214,329
1.88%, 10/01/49 .................. EUR 300 378,172
1,220,536
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 860 930,591
Deere & Co., 3.75%, 04/15/50 .......... 68 82,210
Otis Worldwide Corp., 2.57%, 02/15/30 .... 225 233,021
Parker-Hannifin Corp., 3.25%, 03/01/27 .... 99 108,239
1,354,061
Media — 1.2%
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 28 28,356
4.75%, 08/01/25 .................. 56 57,495
Charter Communications Operating LLC:
6.38%, 10/23/35 .................. 21 28,070
6.48%, 10/23/45 .................. 1,329 1,830,274
5.38%, 05/01/47 .................. 229 280,619
3.85%, 04/01/61 .................. 172 168,818
4.40%, 12/01/61 .................. 202 217,046
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 92 94,320
Comcast Corp.:
3.30%, 02/01/27 .................. 206 226,379
3.30%, 04/01/27 .................. 162 178,543
3.15%, 02/15/28 .................. 295 323,740
2.65%, 02/01/30 .................. 946 995,825
3.40%, 04/01/30 .................. 1,019 1,124,818
1.95%, 01/15/31 .................. 197 194,207
4.75%, 03/01/44 .................. 100 127,318
3.97%, 11/01/47 .................. 463 539,041
3.45%, 02/01/50 .................. 80 86,327
2.80%, 01/15/51 .................. 471 453,163
2.45%, 08/15/52 .................. 99 89,435
Cox Communications, Inc.
(b)
:
3.15%, 08/15/24 .................. 268 285,895
3.35%, 09/15/26 .................. 22 23,890
3.60%, 06/15/51 .................. 260 273,787
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
45 29,137
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 413 523,785
Gray Television, Inc.
(b)
:
5.88%, 07/15/26 .................. USD 52 53,690
7.00%, 05/15/27 .................. 59 63,794
iHeartCommunications , Inc.:
6.38%, 05/01/26 .................. 60 63,760
5.25%, 08/15/27
(b)
................. 54 56,452
4.75%, 01/15/28
(b)
................. 7 7,201
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... 191 225,484
Lamar Media Corp., 3.75%, 02/15/28 ...... 9 9,158
Meredith Corp., 6.88%, 02/01/26 ........ 112 116,480
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
85 90,100
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 97 100,433
4.63%, 03/15/30 .................. 7 7,105
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. 106 108,798

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
5.38%, 07/15/26 .................. USD 57 $ 58,853
5.00%, 08/01/27 .................. 109 114,205
5.50%, 07/01/29 .................. 90 98,073
TEGNA, Inc.:
4.63%, 03/15/28 .................. 15 15,563
5.00%, 09/15/29 .................. 17 17,790
Time Warner Cable LLC, 4.00%, 09/01/21 ... 22 22,000
ViacomCBS , Inc.:
4.38%, 03/15/43 .................. 122 141,161
5.85%, 09/01/43 .................. 253 346,639
9,897,027
Metals & Mining — 0.4%
Anglo American Capital plc, 2.63%, 09/10/30
(b)
317 317,158
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22 200 202,975
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27
(b)
..................... 9 9,788
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 .................. 9 9,506
5.25%, 09/01/29 .................. 9 9,934
Glencore Funding LLC
(b)
:
1.63%, 09/01/25 .................. 52 52,591
1.63%, 04/27/26 .................. 564 565,916
2.50%, 09/01/30 .................. 573 571,600
2.85%, 04/27/31 .................. 281 285,759
Newmont Corp., 2.25%, 10/01/30 ........ 311 310,150
Nucor Corp., 3.95%, 05/01/28 .......... 164 186,728
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 135 142,487
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 90 95,715
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
..................... 200 196,000
2,956,307
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50 ..... 2 2,343
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 120 135,907
3.25%, 03/15/50 .................. 159 171,875
Consumers Energy Co.:
3.25%, 08/15/46 .................. 94 100,754
3.75%, 02/15/50 .................. 381 449,489
3.10%, 08/15/50 .................. 140 147,895
3.50%, 08/01/51 .................. 120 135,950
1,141,870
Oil, Gas & Consumable Fuels — 2.2%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 53 60,991
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 308 332,245
3.80%, 09/21/25 .................. 145 160,700
3.38%, 02/08/61 .................. 85 85,452
Buckeye Partners LP, 3.95%, 12/01/26 ..... 9 9,157
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 105 112,747
3.40%, 01/15/38 .................. 532 561,829
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 495 567,304
5.13%, 06/30/27 .................. 461 536,045
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 37 38,387
4.50%, 10/01/29 .................. 23 24,725
Chevron USA, Inc.:
5.25%, 11/15/43 .................. 72 97,872
4.95%, 08/15/47 .................. 55 74,137
2.34%, 08/12/50 .................. 90 81,057
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... USD 75 $ 76,500
CrownRock LP, 5.63%, 10/15/25
(b)
....... 39 40,365
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 13 14,478
5.13%, 05/15/29 .................. 9 9,945
Devon Energy Corp.:
5.85%, 12/15/25 .................. 56 65,729
4.50%, 01/15/30
(b)
................. 64 70,361
Diamondback Energy, Inc.:
3.50%, 12/01/29 .................. 588 629,481
3.13%, 03/24/31 .................. 235 243,544
Energean Israel Finance Ltd., 5.88%,
03/30/31
(b)
..................... 80 82,275
Energy Transfer LP:
4.50%, 04/15/24 .................. 718 781,708
2.90%, 05/15/25 .................. 1,013 1,066,162
5.95%, 12/01/25 .................. 217 254,061
5.50%, 06/01/27 .................. 111 130,179
6.63%, 10/15/36 .................. 30 39,839
6.50%, 02/01/42 .................. 197 255,770
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 448 483,364
2.80%, 01/31/30 .................. 164 173,252
EOG Resources, Inc., 4.15%, 01/15/26 .... 62 69,755
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 320 373,244
Galaxy Pipeline Assets Bidco Ltd.:
2.16%, 03/31/34
(b)
................. USD 200 196,250
2.63%, 03/31/36 .................. 200 196,000
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 13 16,057
Marathon Petroleum Corp., 5.85%, 12/15/45 . 65 84,801
Matador Resources Co., 5.88%, 09/15/26 ... 16 16,480
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 200 217,788
MPLX LP:
4.88%, 12/01/24 .................. 407 455,455
1.75%, 03/01/26 .................. 265 267,857
2.65%, 08/15/30 .................. 217 219,016
NGPL PipeCo LLC
(b)
:
4.88%, 08/15/27 .................. 230 263,428
3.25%, 07/15/31 .................. 507 522,529
7.77%, 12/15/37 .................. 52 74,386
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 365 408,341
Petrobras Global Finance BV:
6.25%, 03/17/24 .................. 36 40,640
5.30%, 01/27/25 .................. 129 144,827
5.60%, 01/03/31 .................. 200 223,250
Qatar Petroleum, 3.30%, 07/12/51 ....... 200 200,000
ReNew Power Synthetic, 6.67%, 03/12/24 ... 200 209,913
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(e)
................. 184 197,670
5.75%, 05/15/24 .................. 888 996,501
5.63%, 03/01/25 .................. 1,969 2,250,444
5.88%, 06/30/26 .................. 172 203,606
5.00%, 03/15/27 .................. 185 213,627
SM Energy Co., 10.00%, 01/15/25
(b)
...... 12 13,540
Suncor Energy, Inc., 6.80%, 05/15/38 ..... 96 137,815
Sunoco LP:
5.50%, 02/15/26 .................. 26 26,793
6.00%, 04/15/27 .................. 19 19,869
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 72 75,622
5.38%, 02/01/27 .................. 36 37,485
6.50%, 07/15/27 .................. 58 62,856
5.00%, 01/15/28 .................. 11 11,605
6.88%, 01/15/29 .................. 58 65,345
5.50%, 03/01/30 .................. 15 16,495

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... USD 504 $ 548,163
TransCanada PipeLines Ltd., 4.63%, 03/01/34 123 145,900
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 724 919,405
4.00%, 03/15/28 .................. 496 561,189
3.95%, 05/15/50 .................. 232 259,236
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 129 178,713
18,301,557
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
1.75%, 09/30/25
(b)
................. 246 252,291
2.10%, 04/30/27
(b)
................. 98 101,128
2.30%, 04/30/30
(b)
................. 164 167,507
8.88%, 05/15/31 .................. 83 131,000
Suzano Austria GmbH:
3.75%, 01/15/31 .................. 30 31,350
3.13%, 01/15/32 .................. 90 89,136
772,412
Pharmaceuticals — 0.5%
AstraZeneca plc, 1.38%, 08/06/30 ........ 518 490,168
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 103 112,033
8.50%, 01/31/27 .................. 120 130,428
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 .................. 103 105,678
9.00%, 12/15/25 .................. 105 112,592
5.75%, 08/15/27 .................. 31 32,903
7.00%, 01/15/28 .................. 49 50,470
7.25%, 05/30/29 .................. 51 52,117
Elanco Animal Health, Inc.
(e)
:
5.27%, 08/28/23 .................. 54 58,082
5.90%, 08/28/28 .................. 11 12,873
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 200 263,284
Johnson & Johnson:
3.70%, 03/01/46 .................. USD 43 51,142
3.75%, 03/03/47 .................. 75 90,195
Merck & Co., Inc.:
3.40%, 03/07/29 .................. 104 116,550
2.45%, 06/24/50 .................. 126 118,866
Pfizer, Inc.:
3.45%, 03/15/29 .................. 101 113,598
2.63%, 04/01/30 .................. 755 804,051
Takeda Pharmaceutical Co. Ltd.:
2.05%, 03/31/30 .................. 600 595,249
2.00%, 07/09/40 .................. EUR 380 484,384
3,794,663
Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(g)
.............. USD 200 208,100
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 200 211,937
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... 200 217,687
China Aoyuan Group Ltd., 7.95%, 02/19/23 .. 200 197,500
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(g)
............... 200 207,538
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22 200 201,938
Country Garden Holdings Co. Ltd., 5.40%,
05/27/25 ...................... 200 214,100
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22 ...................... USD 200 $ 187,700
Kaisa Group Holdings Ltd., 11.95%, 10/22/22 . 200 205,913
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22 ...................... 200 207,500
Ronshine China Holdings Ltd., 5.50%, 02/01/22 200 195,496
Sunac China Holdings Ltd., 6.65%, 08/03/24 . 200 200,725
Vanke Real Estate Hong Kong Co. Ltd., 3.15%,
05/12/25 ...................... 200 207,163
Yuzhou Group Holdings Co. Ltd.:
6.00%, 10/25/23 .................. 200 175,225
8.50%, 02/26/24 .................. 200 182,250
3,020,772
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
4.45%, 03/15/43 .................. 101 127,062
3.30%, 09/15/51 .................. 510 556,942
Canadian Pacific Railway Co., 2.05%, 03/05/30 97 96,543
CMB International Leasing Management Ltd.,
2.00%, 02/04/26 ................. 200 197,725
CSX Corp.:
2.40%, 02/15/30 .................. 223 229,241
4.30%, 03/01/48 .................. 296 359,203
2.50%, 05/15/51 .................. 90 81,702
4.25%, 11/01/66 .................. 65 80,157
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 6 6,579
2.90%, 06/15/26 .................. 241 260,187
4.15%, 02/28/48 .................. 75 88,122
3.40%, 11/01/49 .................. 273 288,066
3.05%, 05/15/50 .................. 82 81,965
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 231 243,646
2.70%, 03/14/23 .................. 160 165,175
2.70%, 11/01/24 .................. 179 188,241
3.95%, 03/10/25 .................. 90 98,412
4.00%, 07/15/25 .................. 240 264,311
1.20%, 11/15/25 .................. 94 93,104
1.70%, 06/15/26 .................. 290 291,918
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 209,725
Ryder System, Inc.:
2.50%, 09/01/24 .................. 69 72,223
4.63%, 06/01/25 .................. 690 778,738
Simpar Europe SA, 5.20%, 01/26/31
(b)
..... 200 204,500
Union Pacific Corp.:
2.75%, 03/01/26 .................. 175 186,714
3.84%, 03/20/60 .................. 550 626,173
2.97%, 09/16/62 .................. 212 203,730
3.75%, 02/05/70 .................. 180 198,408
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 87 93,790
6,372,302
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc., 2.75%, 06/01/50 .... 154 152,834
Broadcom Corp., 3.88%, 01/15/27 ....... 230 254,145
Broadcom, Inc.:
4.11%, 09/15/28 .................. 35 39,373
4.75%, 04/15/29 .................. 412 479,262
5.00%, 04/15/30 .................. 900 1,061,795
4.15%, 11/15/30 .................. 372 417,166
4.30%, 11/15/32 .................. 211 240,271
3.47%, 04/15/34
(b)
................. 443 468,585
Intel Corp., 3.73%, 12/08/47 ........... 398 454,492

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.:
4.10%, 03/15/29 .................. USD 421 $ 486,005
3.30%, 03/01/50 .................. 456 482,507
Lam Research Corp.:
3.75%, 03/15/26 .................. 379 424,402
2.88%, 06/15/50 .................. 411 413,626
NVIDIA Corp.:
3.20%, 09/16/26 .................. 92 101,210
1.55%, 06/15/28 .................. 947 943,140
2.85%, 04/01/30 .................. 129 139,639
3.50%, 04/01/50 .................. 171 193,041
NXP BV
(b)
:
3.88%, 06/18/26 .................. 95 105,250
4.30%, 06/18/29 .................. 638 729,578
3.40%, 05/01/30 .................. 357 387,977
2.50%, 05/11/31 .................. 704 710,964
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 404 510,072
Texas Instruments, Inc., 1.75%, 05/04/30 ... 83 82,583
9,277,917
Software — 0.8%
Autodesk, Inc., 3.50%, 06/15/27 ......... 560 617,113
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 275 311,707
3.30%, 03/01/30 .................. 210 220,936
Microsoft Corp., 2.92%, 03/17/52 ........ 825 875,612
Oracle Corp.:
4.30%, 07/08/34 .................. 141 163,458
3.85%, 07/15/36 .................. 354 389,167
6.13%, 07/08/39 .................. 350 484,542
3.60%, 04/01/40 .................. 563 593,829
3.65%, 03/25/41 .................. 1,292 1,369,981
4.13%, 05/15/45 .................. 293 326,478
4.00%, 07/15/46 .................. 238 258,081
4.00%, 11/15/47 .................. 507 553,070
3.60%, 04/01/50 .................. 316 324,485
4.10%, 03/25/61 .................. 113 125,283
salesforce.com, Inc., 3.05%, 07/15/61 ..... 36 36,476
6,650,218
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 803 877,133
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 200 196,740
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 1,008 1,115,310
3.65%, 04/05/29 .................. 318 355,702
2,544,885
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.85%, 05/04/43 .................. 334 396,905
4.38%, 05/13/45 .................. 75 95,620
2.55%, 08/20/60 .................. 347 323,709
2.80%, 02/08/61 .................. 159 154,861
Dell International LLC:
5.85%, 07/15/25 .................. 296 347,272
4.90%, 10/01/26 .................. 128 147,723
8.35%, 07/15/46 .................. 80 130,848
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 754 838,281
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 168 171,998
2,607,217
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. 64 67,840
4.88%, 05/15/26 .................. 13 14,040
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., 3.25%, 06/15/26 ...... USD 9 $ 9,325
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 36 37,879
129,084
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29 ............ 491 512,469
Quicken Loans, Inc., 5.25%, 01/15/28 ..... 71 74,550
587,019
Tobacco — 0.6%
Altria Group, Inc.:
4.40%, 02/14/26 .................. 62 70,149
2.20%, 06/15/27 .................. EUR 160 204,789
4.80%, 02/14/29 .................. USD 116 134,488
3.13%, 06/15/31 .................. EUR 460 627,340
2.45%, 02/04/32 .................. USD 548 529,961
5.80%, 02/14/39 .................. 459 567,024
3.40%, 02/04/41 .................. 263 250,755
6.20%, 02/14/59 .................. 30 38,801
BAT Capital Corp.:
3.22%, 09/06/26 .................. 249 264,168
4.91%, 04/02/30 .................. 616 707,683
2.73%, 03/25/31 .................. 329 324,814
3.98%, 09/25/50 .................. 206 200,631
BAT International Finance plc, 3.95%,
06/15/25
(b)
..................... 66 72,080
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 395 454,169
Reynolds American, Inc.:
4.45%, 06/12/25 .................. USD 70 77,544
5.85%, 08/15/45 .................. 260 318,359
4,842,755
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/15/26 ........ 598 598,462
BOC Aviation Ltd., 3.00%, 09/11/29 ....... 200 204,787
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 89 93,826
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 73 75,540
5.50%, 05/15/27 .................. 73 77,380
3.88%, 11/15/27 .................. 11 11,558
4.88%, 01/15/28 .................. 118 125,139
5.25%, 01/15/30 .................. 11 12,049
1,198,741
Wireless Telecommunication Services — 0.6%
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 240 265,170
Millicom International Cellular SA
(b)
:
6.63%, 10/15/26 .................. 180 190,440
4.50%, 04/27/31 .................. 200 208,038
Sprint Corp.:
7.63%, 02/15/25 .................. 117 139,011
7.63%, 03/01/26 .................. 118 143,960
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(e)
49 49,711
T-Mobile USA, Inc.:
3.75%, 04/15/27 .................. 491 542,555
3.88%, 04/15/30 .................. 1,820 2,034,432
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 200 201,200
Vodafone Group plc, 5.25%, 05/30/48 ..... 580 764,246
4,538,763
Total Corporate Bonds — 32.7%
(Cost: $263,435,419) .............................. 268,642,248

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 0.3%
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, (LIBOR USD 3
Month + 1.75%), 1.88%
,
 02/24/25
(a)
..... USD 269 $ 268,144
Building Products — 0.0%
(a)
Advanced Drainage Systems, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 07/31/26 .................. 30 30,241
Jeld-Wen , Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 12/14/24 ...... 116 115,439
145,680
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
3.90%
,
 02/21/23
(a)(c)
................ 30 28,200
Diversified Financial Services — 0.0%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(a)
.... 269 268,814
Health Care Providers & Services — 0.0%
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.36%
,
 03/06/25
(a)
45 44,242
Hotels, Restaurants & Leisure — 0.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 .................. 154 150,038
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 182 180,991
331,029
Media — 0.0%
(a)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.57%
,
 04/15/27 ...... 179 176,850
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 1.58%
,
 02/05/27 ..... 19 18,964
195,814
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan B1, (LIBOR
USD 1 Month + 2.25%), 2.35%
,
 11/01/26
(a)
461 457,721
Pharmaceuticals — 0.0%
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27
(a)
................. 283 280,144
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.15%
,
 12/30/26
(a)
167 165,683
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 0.00%), 10.00%
,
 07/01/25
(a)(c)
.. 306 305,344
Total Floating Rate Loan Interests — 0.3%
(Cost: $2,506,530) ............................... 2,490,815
Foreign Agency Obligations — 0.4%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 106 68,920
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 .................. 395 435,527
6.88%, 04/29/30 .................. 239 287,579
Security
Par (000)
Par (000) Value
Colombia (continued)
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... USD 200 $ 197,475
920,581
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29 .. 200 214,038
Indonesia — 0.1%
Pertamina Persero PT, 4.18%
,
01/21/50 .... 200 205,414
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara, 6.25%
,
01/25/49 ........ 200 253,288
458,702
Mexico — 0.2%
Petroleos Mexicanos :
Series 13-2, 7.19%, 09/12/24 ......... MXN 22 104,280
6.88%, 10/16/25 .................. USD 248 273,606
5.35%, 02/12/28 .................. 86 84,362
6.50%, 01/23/29 .................. 304 314,640
6.84%, 01/23/30 .................. 458 471,396
5.63%, 01/23/46 .................. 20 16,272
6.35%, 02/12/48 .................. 133 112,678
7.69%, 01/23/50 .................. 225 215,719
6.95%, 01/28/60 .................. 40 35,350
1,628,303
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31 ........... 200 199,250
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 200 203,937
Total Foreign Agency Obligations — 0.4%
(Cost: $3,602,296) ............................... 3,693,731
Foreign Government Obligations — 6.5%
Argentina — 0.0%
Argentine Republic (The), 0.12%
,
07/09/35
(e)
. 594 188,001
Brazil — 0.1%
Federative Republic of Brazil, 3.88%
,
06/12/30 1,159 1,169,940
China — 4.1%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 103,870 15,519,017
2.41%, 06/19/25 .................. 15,600 2,365,699
2.85%, 06/04/27 .................. 11,100 1,694,725
2.68%, 05/21/30 .................. 97,430 14,479,714
34,059,155
Colombia — 0.5%
Republic of Colombia:
3.88%, 04/25/27 .................. USD 528 560,934
4.50%, 03/15/29 .................. 937 1,019,749
3.13%, 04/15/31 .................. 1,650 1,611,638
5.20%, 05/15/49 .................. 450 492,131
3,684,452
Dominican Republic — 0.2%
Dominican Republic Government Bond:
4.50%, 01/30/30 .................. 933 952,126
4.88%, 09/23/32
(b)
................. 717 738,510
1,690,636
Ecuador — 0.0%
Republic of Ecuador, 0.50%
,
07/31/35
(e)
..... 202 138,370

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt, 8.88%
,
05/29/50
(b)
... USD 205 $ 220,862
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
...... 209 215,205
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 414 466,992
Indonesia — 0.2%
Republic of Indonesia:
4.10%, 04/24/28 .................. 670 756,807
2.85%, 02/14/30 .................. 250 258,718
6.50%, 02/15/31 .................. IDR 3,461,000 236,661
1,252,186
Mexico — 0.5%
United Mexican States:
2.66%, 05/24/31 .................. USD 3,027 2,955,676
4.50%, 01/31/50 .................. 930 987,718
3,943,394
Panama — 0.2%
Republic of Panama:
3.88%, 03/17/28 .................. 1,026 1,128,151
2.25%, 09/29/32 .................. 207 198,435
1,326,586
Peru — 0.1%
Republic of Peru, 4.13%
,
08/25/27 ........ 648 725,274
Philippines — 0.2%
Republic of Philippines, 3.00%
,
02/01/28 .... 1,210 1,304,271
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
175 181,486
South Africa — 0.1%
Republic of South Africa:
7.00%, 02/28/31 .................. ZAR 9,541 573,320
8.25%, 03/31/32 .................. 5,745 367,077
940,397
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
7.55%
,
03/28/30 .................. USD 200 126,475
Ukraine — 0.1%
Ukraine Government Bond:
9.75%, 11/01/28 .................. 391 465,608
7.38%, 09/25/32 .................. 400 419,825
7.25%, 03/15/33 .................. 200 207,975
1,093,408
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 333 382,659
5.10%, 06/18/50 .................. 120 157,110
539,769
Total Foreign Government Obligations — 6.5%
(Cost: $51,827,751) ............................... 53,266,859
Security
Shares
Shares Value
Investment Companies — 12.4%
BlackRock Allocation Target Shares- BATS
Series A
(k)
....................... 10,119,382 $ 101,800,981
Total Investment Companies — 12.4%
(Cost: $101,105,000) .............................. 101,800,981
Par (000)
Par (000)
Municipal Bonds — 0.7%
California - 0.3%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. USD 290 506,494
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 110 174,305
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 500 718,935
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 815 956,297
Series 2009, GO, 7.55%, 04/01/39 ...... 65 110,302
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 25 35,491
2,501,824
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 54 82,211
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 775 911,718
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 30 32,105
New Jersey - 0.1%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 167 274,585
New York - 0.0%
Metropolitan Transportation Authority, Series
2010A, RB, 6.67%, 11/15/39 .......... 75 108,473
New York City Water & Sewer System:
Series 2010EE, RB, 6.01%, 06/15/42 .... 35 53,816
Series 2011CC, RB, 5.88%, 06/15/44 .... 55 85,407
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 60 80,727
Port Authority of New York & New Jersey:
Series 2010-165, RB, 5.65%, 11/01/40 ... 120 168,173
Series 2014-181, RB, 4.96%, 08/01/46 ... 195 261,070
757,666
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 135 247,370
Texas - 0.2%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 215 316,682
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 215 311,019
627,701
Total Municipal Bonds — 0.7%
(Cost: $4,859,083) ............................... 5,435,180

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 1.6%
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.44%, 06/25/35
(a)
... USD 116 $ 97,360
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
... 56 53,048
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.12%,
02/25/36
(a)
.................... 19 18,072
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 55 39,285
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 9 6,694
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.85%,
11/25/46
(a)
.................... 66 56,945
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.68%), 0.77%, 10/25/46
(a)
.. 142 104,724
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.28%, 07/25/46
(a)
... 10 9,114
Series 2006-OC10, Class 2A1, (LIBOR USD
1 Month + 0.18%), 0.27%, 11/25/36
(a)
.. —
(d)
3
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.55%, 11/25/36
(a)
.. 56 51,670
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 0.59%, 07/25/46
(a)
.. 79 73,888
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 10 6,830
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/47
(a)
... 19 16,995
American Home Mortgage Assets Trust
(a)
:
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.06%,
10/25/46 ..................... 52 42,452
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 0.30%, 10/25/46 .... 62 40,801
Series 2006-5, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.92%), 1.04%, 11/25/46 ..... 114 48,162
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 0.82%, 02/25/47 ..... 57 32,336
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 3.82%, 07/31/57 263 94,226
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.94%, 09/27/46 .... 127 126,724
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.69%, 04/27/47 .... 16 15,655
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 75 71,929
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 0.37%, 08/25/36 .... 30 29,483
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 03/25/37 .... 99 93,679
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 12 11,352
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.29%, 09/25/47 .... 44 43,005
Series 2007-AR4, Class 2A1, (LIBOR USD 1
Month + 0.21%), 0.30%, 06/25/37 .... 14 14,018
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ USD 736 $ 463,570
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.08%,
04/25/46
(a)
.................... 140 58,123
Series 2006-OA5, Class 3A1, (LIBOR USD 1
Month + 0.40%), 0.49%, 04/25/46
(a)
... 20 18,832
Series 2007-15, Class 2A2, 6.50%, 09/25/37 195 112,093
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37 49 44,697
Series 2008-2, Class 1A1, 6.50%, 06/25/38 75 66,953
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 156,656
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.44%,
11/25/35
(a)
...................... 43 7,964
CSMC Trust
(a)(b)
:
Series 2009-5R, Class 4A4, 2.97%,
06/25/36 ..................... —
(d)
1
Series 2014-11R, Class 16A1, 3.16%,
09/27/47 ..................... 13 13,633
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.26%, 08/25/47
(a)
.... 116 124,633
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (LIBOR USD 1
Month + 0.00%), 6.36%, 07/25/36
(a)
..... 9 8,905
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.12%, 03/25/36
(a)
........... 22 21,834
GSMPS Mortgage Loan Trust
(a)(b)
:
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.44%, 01/25/35 .... 40 36,803
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.44%, 03/25/35 .... 47 43,687
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 0.44%, 01/25/36 ... 37 30,511
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 6 6,636
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 0.35%, 07/19/47
(a)
........... 126 115,177
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR19, Class 3A1, 3.12%,
09/25/37 ..................... 74 51,641
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 0.33%, 08/25/37 ... 112 104,626
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.24%,
12/25/37
(a)
...................... 22 23,096
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 0.53%, 08/25/37
(a)(b)
......... 20 10,949
MCM Trust, Series 2018-NPL2, Class B, 0.00%,
10/25/28
(b)
...................... 255 130,045
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.42%), 0.51%, 04/25/37
(a)
.... 146 143,924
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.43%, 04/16/36
(a)(b)
......... 318 293,818

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. USD 60 $ 62,963
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.51%, 06/25/37
(a)
13 10,828
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 100 98,180
RALI Trust, Series 2007-QH9, Class A1, 1.40%,
11/25/37
(a)
...................... 28 26,777
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.49%, 09/25/35
(a)(b)
.......... 4 3,783
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 2.22%, 05/25/57
(a)
.... 19 10,055
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.05%,
04/25/36
(a)
...................... 48 36,596
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 06/25/36 .... 65 61,249
Series 2006-AR5, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/25/46 .... 45 40,390
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 61 61,756
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(e)
.................... 32 31,597
3,731,431
Commercial Mortgage-Backed Securities — 1.0%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
.......... 200 194,781
280 Park Avenue Mortgage Trust
(a)(b)
:
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 1.61%, 09/15/34 .... 100 99,880
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 2.19%, 09/15/34 .... 150 148,116
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.11%, 12/13/29
(a)(b)
.............. 100 99,974
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.17%, 04/15/35
(a)(b)
................ 19 18,927
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.72%, 04/14/33 300 307,567
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.57%, 11/15/32 .... 100 86,848
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.07%, 11/15/32 .... 100 83,083
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.77%, 09/15/34 .... 650 647,563
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 01/25/36 .... 36 34,936
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.77%, 01/25/36 .... 27 25,669
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.63%, 04/25/36 .... 9 8,237
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 10/25/36 .... 14 13,707
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.39%, 10/25/36 .... 12 11,446
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 0.36%, 07/25/37 .... 24 22,950
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 09/25/37 .... USD 122 $ 115,656
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.79%, 03/15/37
(a)(b)
................ 35 34,782
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 90 95,441
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.51%,
01/12/45
(a)
...................... 28 27,579
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 4.03%, 03/15/62
(a)(b)
....... 148 159,038
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.32%, 07/15/35
(a)(b)
140 140,085
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 150 160,523
Series 2013-1515, Class C, 3.45%, 03/10/33 105 110,183
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.07%, 11/15/35
(a)(b)
.......... 371 371,691
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 60 63,239
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 110 112,703
Series 2017-GM, Class D, 3.54%, 06/13/39 200 210,792
Series 2017-GM, Class E, 3.54%, 06/13/39 50 51,175
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.82%, 12/15/37
(a)(b)
.......... 100 100,155
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... 30 33,156
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 11,012
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a)(b)
..................... 126 140,820
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.08%, 04/10/49
(a)
.. 20 21,162
Commercial Mortgage Trust
(a)
:
Series 2015-LC21, Class C, 4.48%,
07/10/48 ..................... 150 157,594
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 100 96,866
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 50 53,982
CSMC Trust
(b)
:
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.02%, 12/15/30
(a)
... 60 59,649
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 102,925
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.33%, 04/10/37
(a)(b)
.......... 100 83,868
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 140 149,184
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34
(a)
... 210 215,857
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(a)
.................... 80 81,107
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 113,995
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 100 99,686
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
....... 20 18,515

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... USD 110 $ 110,020
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 106,074
Series 2017-APTS, Class EFX, 3.61%,
06/15/34
(a)
.................... 100 101,273
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
..................... 100 98,805
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.77%,
03/15/50
(a)(b)
................... 100 102,201
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 10,947
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.38%, 06/15/45
(b)
.. 53 52,600
Series 2015-JP1, Class D, 4.39%, 01/15/49 50 46,453
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.34%,
03/25/37
(a)(b)
..................... 19 18,428
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.37%, 04/20/48
(a)(b)
... 16 16,273
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 15 14,654
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
.................... 60 61,151
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
................... 100 89,839
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.67%, 11/15/34
(a)(b)
.. 211 210,842
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
140 118,005
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class MCR1, (LIBOR USD
1 Month + 2.35%), 2.42%, 06/15/35
(a)(b)
... 85 84,085
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
....... 190 171,241
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.04%, 04/14/36 .... 23 22,775
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.49%, 04/14/36 .... 40 39,952
USDC, Series 2018, Class E, 4.64%, 05/13/38
(a)
(b)
............................ 50 43,059
Velocity Commercial Capital Loan Trust
(a)
:
Series 2016-2, Class M4, 7.23%, 10/25/46 . 100 101,494
Series 2017-2, Class M3, (LIBOR USD 3
Month + 0.00%), 4.24%, 11/25/47
(b)
... 104 105,347
Series 2017-2, Class M4, 5.00%, 11/25/47
(b)
52 52,312
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
................... 83 78,391
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 60 48,923
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.92%, 12/13/31
(a)(b)
.. 151 148,837
Series 2018-C44, Class A5, 4.21%, 05/15/51 770 885,856
7,935,941
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 134 37,302
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
...................... USD 15,000 $ 347,550
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ....................... 1,000 32,521
BBCMS Trust, Series 2015-SRCH, Class XA,
1.11%, 08/10/35
(b)
................. 1,007 44,917
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 3,475 69,888
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.83%, 01/15/52 4,974 198,385
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.21%, 03/15/52 .... 1,041 69,895
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58 .... 170 5,532
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 1,916 6,533
Series 2015-CR25, Class XA, 0.97%,
08/10/48 ..................... 190 5,522
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.22%, 11/15/50 ... 1,430 20,514
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.98%,
09/15/47 ..................... 1,123 24,763
Series 2014-C23, Class XA, 0.76%,
09/15/47 ..................... 1,033 17,826
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 61,114
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 29,794
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
:
Series 2014-C19, Class XF, 1.34%, 12/15/47 130 4,768
Series 2015-C26, Class XD, 1.48%,
10/15/48 ..................... 120 6,357
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.76%,
03/15/49
(b)
.................... 1,000 67,380
Series 2017-H1, Class XD, 2.32%,
06/15/50
(b)
.................... 110 11,527
Series 2019-L2, Class XA, 1.19%, 03/15/52 383 24,975
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 1,880 1,955
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 376 —
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
...................... 1,000 54,040
1,105,756
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(j)
..... 114 18,775
Total Non-Agency Mortgage-Backed Securities — 1.6%
(Cost: $12,674,303) ............................... 12,829,205

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(l)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Capital Trust VII .. USD 185 $ —
Lehman Brothers Holdings, Inc. .......... 1,025 —
Total Other Interests — 0.0%
(Cost: $12) .................................... —
Par (000)
Pa r (000)
Capital Trusts — 0.4%
(a)(g)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 385 440,656
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 913 943,814
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 190 194,037
1,578,507
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.55% ....................... 200 201,450
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 180 187,425
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 310 341,527
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 455 465,465
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.72% ....................... 68 68,054
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 680 720,800
1,984,721
Total Capital Trusts — 0.4%
(Cost: $3,437,509) ............................... 3,563,228
U.S. Government Sponsored Agency Securities — 41.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2017-DNA3, Class B1, (LIBOR
USD 1 Month + 4.45%), 4.54%, 03/25/30
(a)
250 262,705
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K732, Class B,
4.20%, 05/25/25
(b)
............... 80 87,311
Series 2018-SB53, Class A10F,
3.66%, 06/25/28 ................ 42 45,737
133,048
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... 353 10,033
Series 2013-191, 0.65%, 11/16/53 ...... 85 1,611
Series 2015-48, 0.61%, 02/16/50 ....... 113 3,415
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-173, 0.71%, 09/16/55 ...... USD 149 $ 5,342
Series 2016-26, 0.76%, 02/16/58 ....... 355 14,516
Series 2016-110, 0.94%, 05/16/58 ...... 119 6,437
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 163 10,281
Series 2016-125, 0.88%, 12/16/57 ...... 173 8,895
Series 2016-152, 0.78%, 08/15/58 ...... 358 18,812
79,342
Mortgage-Backed Securities — 41.0%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 403 423,177
3.00%, 09/01/27 - 12/01/46 ........... 1,221 1,300,988
3.50%, 02/01/31 - 01/01/48 ........... 2,481 2,696,789
4.00%, 08/01/40 - 12/01/45 ........... 201 221,261
4.50%, 02/01/39 - 04/01/49 ........... 3,767 4,159,188
5.00%, 10/01/41 - 11/01/48 ........... 160 179,210
5.50%, 02/01/35 - 06/01/41 ........... 131 151,642
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 13 13,721
6.00%, 07/01/39 .................. 108 122,486
Government National Mortgage Association:
2.00%, 07/15/51
(m)
................. 10,818 11,017,457
2.50%, 07/15/51
(m)
................. 11,306 11,700,357
3.00%, 02/15/45 .................. 76 80,057
3.00%, 07/15/51 - 08/15/51
(m)
.......... 33,910 35,377,037
3.50%, 01/15/42 - 11/20/46 ........... 6,049 6,441,581
3.50%, 07/15/51
(m)
................. 3,421 3,591,602
4.00%, 04/20/39 - 12/20/47 ........... 1,583 1,703,653
4.00%, 07/15/51
(m)
................. 3,051 3,221,257
4.50%, 12/20/39 - 07/20/49 ........... 1,451 1,570,177
4.50%, 07/15/51
(m)
................. 185 197,141
5.00%, 12/15/38 - 07/20/44 ........... 106 121,034
5.00%, 07/15/51
(m)
................. 1,436 1,547,066
Uniform Mortgage-Backed Securities:
1.50%, 07/25/36
(m)
................. 5,032 5,092,640
2.00%, 10/01/31 - 03/01/32 ........... 365 377,875
2.00%, 07/25/36 - 09/25/51
(m)
.......... 47,239 47,779,903
2.50%, 09/01/27 - 12/01/35 ........... 4,431 4,667,696
2.50%, 07/25/36 - 08/25/51
(m)
.......... 78,207 80,805,137
3.00%, 04/01/28 - 08/01/50 ........... 13,794 14,713,134
3.00%, 07/25/36 - 07/25/51
(m)
.......... 2,501 2,620,961
3.50%, 03/01/29 - 08/01/50 ........... 12,064 13,000,043
3.50%, 07/25/36 - 07/25/51
(m)
.......... 6,361 6,708,867
4.00%, 08/01/31 - 09/01/50 ........... 39,811 42,533,644
4.00%, 07/25/51 - 08/25/51
(m)
.......... 15,000 15,977,898
4.50%, 02/01/25 - 09/01/49 ........... 11,169 12,345,570
4.50%, 07/25/51
(m)
................. 259 278,627
5.00%, 02/01/35 - 05/01/49 ........... 1,245 1,393,817
5.00%, 07/25/51
(m)
................. 1,077 1,180,325
5.50%, 02/01/35 - 03/01/40 ........... 396 457,618
6.00%, 04/01/35 - 06/01/41 ........... 217 255,322
6.50%, 05/01/40 .................. 89 105,402
336,131,360
Total U.S. Government Sponsored Agency Securities — 41.0%
(Cost: $335,377,570) .............................. 336,606,455
U.S. Treasury Obligations — 15.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 529 728,666
4.50%, 08/15/39 .................. 146 205,849
4.38%, 11/15/39 .................. 146 203,105
4.63%, 02/15/40 .................. 432 620,123
1.13%, 05/15/40 - 08/15/40 ........... 3,150 2,714,660
3.88%, 08/15/40 .................. 432 567,962

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.38%, 11/15/40 .................. USD 1,575 $ 1,414,793
3.13%, 02/15/43 .................. 528 630,877
2.88%, 05/15/43 - 05/15/49 ........... 1,138 1,316,310
3.63%, 08/15/43 .................. 528 680,047
3.75%, 11/15/43 .................. 528 693,083
2.50%, 02/15/45 .................. 4,364 4,721,643
2.75%, 11/15/47 .................. 4,364 4,967,800
3.00%, 02/15/48 .................. 4,787 5,706,254
2.25%, 08/15/49 .................. 1,937 2,006,611
2.38%, 11/15/49 - 05/15/51 ........... 2,541 2,706,077
2.00%, 02/15/50 .................. 73 71,717
1.25%, 05/15/50 .................. 33 26,945
1.63%, 11/15/50 .................. 13 11,676
U.S. Treasury Notes:
1.13%, 07/31/21 - 02/15/31 ........... 2,956 2,939,011
1.75%, 07/31/21 - 11/15/29 ........... 17,682 18,183,988
1.50%, 01/31/22 - 02/15/30 ........... 11,907 12,213,055
2.13%, 12/31/22 - 05/15/25 ........... 3,182 3,326,507
0.50%, 03/15/23 - 05/31/27 ........... 7,310 7,246,720
0.13%, 03/31/23 - 05/31/23 ........... 10,038 10,019,440
0.25%, 04/15/23 .................. 4,593 4,595,512
2.75%, 05/31/23 .................. 1,029 1,078,360
2.00%, 02/15/25 .................. 1,283 1,347,150
0.38%, 04/30/25 - 12/31/25 ........... 15,280 15,054,665
0.75%, 05/31/26 .................. 3,956 3,933,438
1.63%, 11/30/26 - 05/15/31 ........... 3,284 3,371,037
2.38%, 05/15/27 - 05/15/29 ........... 1,864 2,007,862
2.25%, 08/15/27
(n)
................. 3,746 4,006,171
1.25%, 03/31/28 - 05/31/28 ........... 5,084 5,100,269
2.88%, 08/15/28 .................. 309 343,654
3.13%, 11/15/28 .................. 946 1,070,199
2.63%, 02/15/29 .................. 474 519,771
Total U.S. Treasury Obligations — 15.4%
(Cost: $127,088,331) .............................. 126,351,007
Total Long-Term Investments — 114.6%
(Cost: $932,292,290) .............................. 940,949,344
Security
Shares
Shares Value
Short-Term Securities — 11.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(k)(o)
.................. 95,678,326 $ 95,678,326
Total Short-Term Securities — 11.7%
(Cost: $95,678,326) ............................... 95,678,326
Total Options Purchased — 0.3%
(Cost: $1,084,425) ............................... 2,418,450
Total Investments Before Options Written and TBA Sale
Commitments — 126.6%
(Cost: $1,029,055,041 ) ............................ 1,039,046,120
Total Options Written — (0.3)%
(Premium Received — $2,805,153) .................... (2,617,590)
Par (000)
Pa r (000)
TBA Sale Commitments — (12.0)%
(m)
Mortgage-Backed Securities — (12.0)%
Government National Mortgage Association:
2.50% ,  07/15/51 .................. USD 48 (49,673)
3.00% ,  07/15/51 .................. 700 (730,365)
4.50% ,  07/15/51 .................. 102 (108,694)
Uniform Mortgage-Backed Securities:
3.00% ,  07/25/36 - 08/25/51 ........... 11,404 (11,886,163)
3.50% ,  07/25/36 .................. 137 (146,301)
2.00% ,  07/25/51 - 08/25/51 ........... 22,539 (22,730,394)
2.50% ,  07/25/51 .................. 21,401 (22,135,039)
4.00% ,  07/25/51 - 08/25/51 ........... 37,382 (39,811,364)
4.50% ,  07/25/51 .................. 636 (684,198)
Total TBA Sale Commitments — (12.0)%
(Proceeds: $98,405,367) ........................... (98,282,191)
Total Investments Net of Options Written and TBA Sale
Commitments — 114.3%
(Cost: $927,844,521 ) .............................. 938,146,339
Liabilities in Excess of Other Assets — (14.3)% ............ (117,026,262)
Net Assets — 100.0% ............................... $ 821,120,077
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Amount is less than 500.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Zero-coupon bond.
(k)
Affiliate of the Fund.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)
Annualized 7-day yield as of period end.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 38,187,472 $ 57,490,854 $ — $ — $ — $ 95,678,326 95,678,326 $ 7,431 $ —
BlackRock Allocation Target
Shares- BATS Series A ..... 67,937,601 33,369,000 — — 494,380 101,800,981 10,119,382 1,091,924 —
$ — $ 494,380 $ 197,479,307 $ 1,099,355 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
28
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 220 09/21/21 $ 35,324 $ 919,357
U.S. Treasury Ultra Bond .................................................... 174 09/21/21 33,495 1,327,865
U.S. Treasury 2 Year Note .................................................... 232 09/30/21 51,114 (77,647)
U.S. Treasury 5 Year Note .................................................... 325 09/30/21 40,099 (124,295)
2,045,280
Short Contracts
Euro-Bund .............................................................. 7 09/08/21 1,433 (10,161)
Euro- Buxl ............................................................... 15 09/08/21 3,615 (69,712)
U.S. Treasury 10 Year Note ................................................... 76 09/21/21 10,064 (12,151)
U.S. Treasury 10 Year Ultra Note ............................................... 291 09/21/21 42,795 (651,384)
(743,408)
$ 1,301,872
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 2,199,985,000 USD 149,000 Morgan Stanley & Co. International plc 07/01/21 $ 2,723
BRL 3,229,643 USD 637,000 Citibank NA 07/02/21 12,330
BRL 1,622,560 USD 320,000 Deutsche Bank AG 07/02/21 6,222
BRL 401,318 USD 79,000 JPMorgan Chase Bank NA 07/02/21 1,686
USD 120,000 KRW 133,686,785 BNP Paribas SA 07/12/21 1,693
USD 237,000 KRW 264,022,740 Morgan Stanley & Co. International plc 07/12/21 3,351
CLP 88,328,425 USD 119,500 Citibank NA 07/14/21 735
CLP 89,338,200 USD 119,500 Goldman Sachs International 07/14/21 2,110
MXN 6,966,578 USD 348,819 Barclays Bank plc 07/14/21 136
MXN 4,061,570 USD 200,000 Citibank NA 07/14/21 3,443
MXN 4,845,360 USD 240,000 HSBC Bank plc 07/14/21 2,704
USD 240,000 CAD 296,344 BNP Paribas SA 07/14/21 938
USD 279,000 CLP 201,154,000 Citibank NA 07/14/21 5,184
USD 79,000 CLP 56,899,750 UBS AG 07/14/21 1,546
USD 276,478 EUR 228,000 Credit Agricole Corporate & Investment Bank SA 07/14/21 6,057
USD 119,000 JPY 13,086,351 Bank of America NA 07/14/21 1,194
USD 805,000 MXN 15,958,953 Citibank NA 07/14/21 5,619
USD 271,273 MXN 5,409,672 HSBC Bank plc 07/14/21 304
USD 319,000 ZAR 4,399,055 Citibank NA 07/14/21 11,410
USD 120,000 ZAR 1,681,333 Deutsche Bank AG 07/14/21 2,438
USD 147,000 ZAR 2,031,576 State Street Bank and Trust Co. 07/14/21 4,949
KZT 21,540,692 USD 49,090 Deutsche Bank AG 07/15/21 1,226
USD 237,756 EUR 196,000 JPMorgan Chase Bank NA 07/20/21 5,260
USD 35,671 EUR 30,000 Morgan Stanley & Co. International plc 07/20/21 85
KRW 137,104,949 USD 121,000 BNP Paribas SA 07/23/21 326
USD 121,000 KRW 136,270,200 Morgan Stanley & Co. International plc 07/23/21 413
USD 78,000 TRY 674,310 JPMorgan Chase Bank NA 07/30/21 1,712
USD 398,000 BRL 1,982,757 Bank of America NA 08/03/21 768
USD 245,000 BRL 1,218,497 Citibank NA 08/03/21 882
USD 122,000 CLP 89,596,800 Morgan Stanley & Co. International plc 08/18/21 149
MXN 8,009,837 USD 386,372 UBS AG 08/24/21 12,757
USD 4,434,531 CNY 28,761,040 HSBC Bank plc 08/24/21 5,054
USD 157,527 CNY 1,020,000 Morgan Stanley & Co. International plc 08/24/21 437
USD 259,995 IDR 3,770,183,060 Standard Chartered Bank 08/24/21 2,797
USD 302,517 MXN 6,024,076 Barclays Bank plc 08/24/21 2,338
USD 144,094 MXN 2,853,606 State Street Bank and Trust Co. 08/24/21 1,899
USD 186,747 ZAR 2,624,391 Citibank NA 08/24/21 4,216
USD 793,942 ZAR 11,056,836 JPMorgan Chase Bank NA 08/24/21 24,919

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 5,037,000 USD 247,169 Barclays Bank plc 09/15/21 $ 3,078
USD 156,148 CAD 189,000 Bank of America NA 09/15/21 3,684
USD 12,312,207 CNY 79,119,475 Citibank NA 09/15/21 146,609
USD 984,520 CNY 6,398,395 Deutsche Bank AG 09/15/21 688
USD 2,190,799 CNY 14,240,883 Goldman Sachs International 09/15/21 1,087
USD 6,767,842 EUR 5,583,000 BNP Paribas SA 09/15/21 137,304
USD 88,014 JPY 9,629,000 Morgan Stanley & Co. International plc 09/15/21 1,284
USD 251,919 MXN 5,037,000 Morgan Stanley & Co. International plc 09/15/21 1,672
437,416
USD 149,000 IDR 2,197,750,000 Morgan Stanley & Co. International plc 07/01/21 (2,572)
BRL 1,976,468 USD 398,000 Bank of America NA 07/02/21 (624)
USD 1,194,000 BRL 6,119,321 Citibank NA 07/02/21 (36,311)
USD 240,000 BRL 1,219,032 Morgan Stanley & Co. International plc 07/02/21 (5,091)
PLN 1,153,569 EUR 258,000 Bank of America NA 07/07/21 (3,411)
KRW 399,283,080 USD 357,000 Citibank NA 07/12/21 (3,651)
CAD 292,552 USD 240,000 JPMorgan Chase Bank NA 07/14/21 (3,998)
CLP 85,680,000 USD 119,000 Goldman Sachs International 07/14/21 (2,370)
COP 609,946,000 USD 163,000 Citibank NA 07/14/21 (571)
EUR 198,000 USD 239,956 HSBC Bank plc 07/14/21 (5,116)
EUR 30,000 USD 35,667 Morgan Stanley & Co. International plc 07/14/21 (85)
JPY 39,661,392 USD 359,000 Bank of America NA 07/14/21 (1,960)
RUB 11,540,800 USD 160,000 Citibank NA 07/14/21 (2,475)
ZAR 1,100,409 USD 80,000 Bank of America NA 07/14/21 (3,058)
ZAR 3,319,032 USD 240,000 BNP Paribas SA 07/14/21 (7,928)
EUR 3,000 USD 3,567 Credit Agricole Corporate & Investment Bank SA 07/20/21 (8)
EUR 223,000 USD 265,274 JPMorgan Chase Bank NA 07/20/21 (749)
TRY 677,742 USD 78,000 Citibank NA 07/30/21 (1,323)
CNY 2,843,510 USD 442,577 Goldman Sachs International 08/24/21 (4,649)
USD 62,263 MXN 1,251,345 Royal Bank of Canada 08/24/21 (91)
IDR 3,365,856,000 USD 234,000 Citibank NA 09/13/21 (4,970)
USD 870,470 CNY 5,669,721 HSBC Bank plc 09/15/21 (1,320)
USD 4,055,014 CNY 26,373,000 Morgan Stanley & Co. International plc 09/15/21 (161)
(92,492)
$ 344,924
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Bank of America NA 07/16/21 USD 1.25 USD 1.25 EUR 26 $ 12
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 07/02/21 BRL 5.02 BRL 4.84 USD 634 6,111
$ 6,123
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 14 07/23/21 USD 131.00 USD 1,400 $ 1,531
90-day Eurodollar September 2021 Futures .......... 558 09/10/21 USD 99.75 USD 139,500 170,888
90-day Eurodollar September 2021 Futures .......... 1,709 09/10/21 USD 99.38 USD 427,250 1,644,913

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
30
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
90-day Eurodollar December 2021 Futures .......... 2,380 12/10/21 USD 99.38 USD 595,000 $ 505,750
$ 2,323,082
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Bank of America NA 07/05/21 PLN 4.50 EUR 258 $ 1,614
USD Currency ........................... Goldman Sachs International 07/08/21 MXN 21.00 USD 485 78
USD Currency ........................... Morgan Stanley & Co. International plc 07/12/21 ZAR 13.70 USD 318 13,660
USD Currency ........................... Bank of America NA 07/14/21 JPY 110.50 USD 640 4,759
EUR Currency ........................... BNP Paribas SA 07/16/21 USD 1.23 EUR 388 17
USD Currency ........................... Bank of America NA 07/21/21 KRW 1,132.00 USD 348 1,636
USD Currency ........................... BNP Paribas SA 08/02/21 ZAR 14.65 USD 283 2,615
24,379
Put
USD Currency ........................... Deutsche Bank AG 07/02/21 IDR 14,450.00 USD 390 115
USD Currency ........................... Morgan Stanley & Co. International plc 07/02/21 BRL 5.18 USD 396 16,045
USD Currency ........................... Morgan Stanley & Co. International plc 07/02/21 MXN 19.80 USD 792 801
USD Currency ........................... Bank of America NA 07/08/21 RUB 71.80 USD 318 135
USD Currency ........................... BNP Paribas SA 07/08/21 ZAR 14.00 USD 392 425
USD Currency ........................... Deutsche Bank AG 07/08/21 MXN 19.50 USD 318 120
USD Currency ........................... Deutsche Bank AG 07/08/21 BRL 5.18 USD 392 16,059
USD Currency ........................... Morgan Stanley & Co. International plc 07/09/21 MXN 19.85 USD 313 1,298
USD Currency ........................... BNP Paribas SA 07/12/21 ZAR 13.60 USD 318 48
USD Currency ........................... Barclays Bank plc 07/14/21 BRL 5.08 USD 400 10,059
USD Currency ........................... Bank of America NA 07/16/21 RUB 73.75 USD 314 3,868
EUR Currency ........................... UBS AG 07/20/21 USD 1.18 EUR 542 2,391
USD Currency ........................... Bank of America NA 07/21/21 KRW 1,110.00 USD 348 302
EUR Currency ........................... Standard Chartered Bank 07/29/21 USD 1.18 EUR 548 2,070
GBP Currency ........................... Deutsche Bank AG 07/29/21 USD 1.38 GBP 470 2,983
USD Currency ........................... BNP Paribas SA 08/02/21 BRL 5.05 USD 317 8,147
64,866
$ 89,245
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 10 07/23/21 USD 133.50 USD 1,000 $ (1,719)
Put
U.S. Treasury 10 Year Note ...................... 7 07/23/21 USD 129.00 USD 700 (109)
90-day Eurodollar September 2021 Futures ........... 558 09/10/21 USD 99.50 USD 139,500 (34,875)
90-day Eurodollar September 2021 Futures ........... 766 09/10/21 USD 99.00 USD 191,500 (234,586)
90-day Eurodollar September 2021 Futures ........... 943 09/10/21 USD 99.13 USD 235,750 (442,031)
(711,601)
$ (713,320)

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Deutsche Bank AG 07/02/21 IDR 14,800.00 USD 312 $ (15)
USD Currency ............................. Morgan Stanley & Co. International plc 07/12/21 ZAR 14.10 USD 478 (8,677)
EUR Currency ............................. BNP Paribas SA 07/16/21 USD 1.25 EUR 582 (2)
USD Currency ............................. BNP Paribas SA 08/02/21 BRL 5.40 USD 198 (528)
USD Currency ............................. Citibank NA 08/02/21 ZAR 14.00 USD 396 (11,984)
–
(21,206)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 07/02/21 MXN 19.40 USD 1,188 (2)
USD Currency ............................. Deutsche Bank AG 07/08/21 BRL 4.99 USD 392 (4,035)
USD Currency ............................. Bank of America NA 07/08/21 RUB 71.00 USD 318 (24)
USD Currency ............................. BNP Paribas SA 07/08/21 ZAR 13.50 USD 392 (12)
USD Currency ............................. Morgan Stanley & Co. International plc 07/09/21 MXN 19.45 USD 392 (127)
USD Currency ............................. BNP Paribas SA 07/12/21 ZAR 13.25 USD 478 (9)
USD Currency ............................. Barclays Bank plc 07/14/21 BRL 4.93 USD 400 (2,819)
USD Currency ............................. Bank of America NA 07/16/21 RUB 72.20 USD 470 (1,216)
–
(8,244)
–
$ (29,450)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/20/21 1.68 % USD 14,523 $ (371,871)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 14,523 (412,261)
10-Year Interest Rate Swap
(a)
1.70% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/03/21 1.70 USD 7,262 (195,389)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 11/03/21 1.75 USD 7,262 (221,964)
10-Year Interest Rate Swap
(a)
1.56% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 4,419 (88,206)
(1,289,691)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Deutsche Bank AG 10/20/21 1.68 USD 14,523 (119,404)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 14,523 (104,602)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual Citibank NA 11/03/21 1.70 USD 7,262 (64,157)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 11/03/21 1.75 USD 7,262 (54,529)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 4,419 (74,247)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 12,840 (168,190)
(585,129)
$ (1,874,820)
(a)
Forward settling swaption.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
32
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.74% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 3,720 $ 1,354 $ — $ 1,354
0.72% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 3,720 1,649 — 1,649
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 2,575 679 — 679
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 6,008 (573) — (573)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 1,863 (1,063) — (1,063)
5.88% Quarterly 3 month JIBAR Quarterly N/A 06/16/26 ZAR 5,071 1,133 — 1,133
5.84% Quarterly 3 month JIBAR Quarterly N/A 06/16/26 ZAR 3,921 1,350 — 1,350
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (13,475) — (13,475)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (21,453) — (21,453)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 313 (2,889) — (2,889)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 06/01/31 USD 63 (908) — (908)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 12,840 (112,875) (916) (111,959)
$ (147,071) $ (916) $ (146,155)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 6,637 $ (64,383) $ — $ (64,383)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 3,480 38,135 — 38,135
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 3,480 39,502 — 39,502
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 210 (19,779) — (19,779)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 470 (44,060) — (44,060)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 01/15/41 GBP 48 (6,782) — (6,782)
$ (57,367) $ — $ (57,367)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 06/20/26 USD 1,395 $ 42,774 $ 76,497 $ (33,723)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 3,373 3,506 (133)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 220 6,745 7,013 (268)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 268 8,217 8,481 (264)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 120 3,679 3,825 (146)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 120 3,679 3,825 (146)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 120 2,046 2,121 (75)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 50 853 899 (46)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 175 2,984 3,110 (126)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 108 1,842 1,844 (2)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 108 1,842 1,742 100
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 1,876 2,055 (179)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 100 1,705 1,987 (282)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 1,876 2,186 (310)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 98 1,671 1,949 (278)

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly Goldman Sachs International 06/20/26 USD 110 $ 1,876 $ 2,109 $ (233)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 100 1,705 1,988 (283)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 40 682 748 (66)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 1,092 (13,788) (5,991) (7,797)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 2,527 101,173 170,255 (69,082)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 406 16,240 27,329 (11,089)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 241 9,634 16,211 (6,577)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 754 (20,948) (19,367) (1,581)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (260) (138)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 143 (474) (137) (337)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (231) (167)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 152 (504) (366) (138)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (202) (196)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (115) (283)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) — (398)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (260) (138)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (260) (138)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 130 (431) (187) (244)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (173) (225)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 130 (431) (187) (244)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (58) (340)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (86) (312)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 194 (643) 47 (690)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (346) (52)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 120 (398) (260) (138)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 120 (398) (144) (254)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 120 (398) (115) (283)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 110 (364) (344) (20)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 110 (364) (318) (46)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 110 (364) (291) (73)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 113 (374) (190) (184)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 110 (364) (317) (47)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 (364) (291) (73)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 (364) (56) (308)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 100 (331) (75) (256)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 178 (590) 43 (633)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 (364) (397) 33
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 100 (331) (51) (280)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 (364) (264) (100)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 (364) (264) (100)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 (364) (264) (100)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 110 (364) (53) (311)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 1,714 (5,679) 10,743 (16,422)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 150 (1,629) 1,840 (3,469)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 120 (1,303) 1,492 (2,795)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 230 (2,498) 3,039 (5,537)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 90 (977) 1,104 (2,081)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 100 (1,086) 1,227 (2,313)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 619 430 189
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 71 (280) (11) (269)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 167 (658) (132) (526)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 30 7,922 2,682 5,240
$ – $ – $ –
$ 162,482 $ 330,264 $ (167,782)
$ – $ – $ –

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
34
Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 29 (2,243) (3,248) 1,005
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 120 (129) (4,828) 4,699
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 60 (65) (2,460) 2,395
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 10 (879) (796) (83)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 30 (7,922) (2,216) (5,706)
$ (11,238) $ (13,552) $ 2,314
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 13,765 $ — $ 13,765
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (14,030) — (14,030)
1 day
BZDIOVER At Termination 7.21% At Termination Citibank NA 01/02/24 BRL 6,695 (11,317) — (11,317)
1 day
BZDIOVER At Termination 7.61% At Termination Citibank NA 01/02/24 BRL 3,872 (679) — (679)
1 day
BZDIOVER At Termination 7.70% At Termination Citibank NA 01/02/24 BRL 503 123 — 123
1 day
BZDIOVER At Termination 8.29% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 2,089 (8,108) — (8,108)
1 day
BZDIOVER At Termination 8.42% At Termination Citibank NA 01/02/29 BRL 1,528 (3,416) — (3,416)
$ (23,662) $ — $ (23,662)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 09/20/21 USD 5,820 $ 33,685 $ (1,960) $ 35,645
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.69
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (916) $ 83,802 $ (287,324) $ —
OTC Swaps ..................................................... 362,327 (47,575) 63,198 (216,683) —
Options Written ................................................... N/A N/A 657,815 (470,252) (2,617,590)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 2,247,222 $ — $ 2,247,222
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 437,416 — — 437,416
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 95,368 2,323,082 — 2,418,450
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 6,165 77,637 83,802
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 375,992 — — 49,533 — 425,525
$ — $ 375,992 $ — $ 532,784 $ 4,626,002 $ 77,637 $ 5,612,415
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 945,350 — 945,350
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 92,492 — — 92,492
Options written
(c)
Options written at value ..................... — — — 29,450 2,588,140 — 2,617,590
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 152,320 135,004 287,324
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 224,748 — — 39,510 — 264,258
$ — $ 224,748 $ — $ 121,942 $ 3,725,320 $ 135,004 $ 4,207,014
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
(c)
Includes forward settling swaptions.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
36
Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (5,339,468) $ — $ (5,339,468)
Forward foreign currency exchange contracts .... — — — (1,120,865) — — (1,120,865)
Options purchased
(a)
.................... — — — (1,162,391) 62,299 — (1,100,092)
Options written ........................ — — — 578,116 (71,914) — 506,202
Swaps .............................. — (220,299) — — (240,851) (694,856) (1,156,006)
$ — $ (220,299) $ — $ (1,705,140) $ (5,589,934) $ (694,856) $ (8,210,229)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 1,397,755 — 1,397,755
Forward foreign currency exchange contracts .... — — — 929,086 — — 929,086
Options purchased
(b)
.................... — — — (313,771) 1,428,478 — 1,114,707
Options written ........................ — — — 5,823 183,392 — 189,215
Swaps .............................. — 151,471 — — (277,733) (57,795) (184,057)
$ — $ 151,471 $ — $ 621,138 $ 2,731,892 $ (57,795) $ 3,446,706
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 173,527,249
Average notional value of contracts — short ................................................................................. 120,917,967
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 42,829,132
Average amounts sold — in USD ........................................................................................ 8,663,574
Options:
Average value of option contracts purchased ................................................................................ 3,776,668
Average value of option contracts written ................................................................................... 1,966,585
Average notional value of swaption contracts purchased ......................................................................... —
(a)
Average notional value of swaption contracts written ........................................................................... 56,384,643
Credit default swaps:
Average notional value — buy protection ................................................................................... 13,450,753
Average notional value — sell protection ................................................................................... 249,052
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 31,916,461
Average notional value — receives fixed rate ................................................................................ 6,686,685
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 10,118,500
Average notional value — receives fixed rate ................................................................................ 813,136
Total return swaps:
Average notional value ............................................................................................... 2,910,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 363,375 $ 238,118
Forward foreign currency exchange contracts ................................................................. 437,416 92,492
Options
(a)(b)
........................................................................................ 2,418,450 2,617,590
Swaps — Centrally cleared ............................................................................. — 46,060
Swaps — OTC
(c)
.................................................................................... 425,525 264,258
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 3,644,766 $ 3,258,518
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,686,457) (997,498)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 958,309 $ 2,261,020
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 31,737 $ (24,323) $ — $ — $ 7,414
Barclays Bank plc ................................ 92,155 (92,155) — — —
BNP Paribas SA ................................. 154,533 (9,396) — — 145,137
Citibank NA .................................... 197,347 (197,347) — — —
Credit Agricole Corporate & Investment Bank SA ........... 6,057 (8) — — 6,049
Credit Suisse International .......................... 1,844 (1,844) — — —
Deutsche Bank AG ............................... 39,442 (39,442) — — —
Goldman Sachs International ........................ 292,463 (292,463) — — —
HSBC Bank plc .................................. 8,062 (6,436) — — 1,626
JPMorgan Chase Bank NA .......................... 33,577 (26,643) — — 6,934
JPMorgan Securities LLC ........................... 7,922 (879) — — 7,043
Morgan Stanley & Co. International plc .................. 64,761 (64,761) — — —
Standard Chartered Bank ........................... 4,867 — — — 4,867
State Street Bank and Trust Co. ...................... 6,848 — — — 6,848
UBS AG ...................................... 16,694 — — — 16,694
$ 958,309 $ (755,697) $ — $ — $ 202,612
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 24,323 $ (24,323) $ — $ — $ —
Barclays Bank plc ................................ 212,038 (92,155) — — 119,883
BNP Paribas SA ................................. 9,396 (9,396) — — —
Citibank NA .................................... 338,201 (197,347) — (140,854) —
Credit Agricole Corporate & Investment Bank SA ........... 8 (8) — — —
Credit Suisse International .......................... 11,395 (1,844) — — 9,551
Deutsche Bank AG ............................... 509,594 (39,442) — (470,152) —
Goldman Sachs International ........................ 399,632 (292,463) — — 107,169
HSBC Bank plc .................................. 6,436 (6,436) — — —
JPMorgan Chase Bank NA .......................... 26,643 (26,643) — — —
JPMorgan Securities LLC ........................... 879 (879) — — —
Morgan Stanley & Co. International plc .................. 722,384 (64,761) (601,755) — 55,868
Royal Bank of Canada ............................. 91 — — — 91
$ 2,261,020 $ (755,697) $ (601,755) $ (611,006) $ 292,562

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
38
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are us ed in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 24,402,646 $ 1,866,989 $ 26,269,635
Corporate Bonds:
Aerospace & Defense .................................... — 11,780,025 — 11,780,025
Air Freight & Logistics .................................... — 2,546,164 — 2,546,164
Airlines .............................................. — 3,879,389 — 3,879,389
Auto Components ...................................... — 175,282 — 175,282
Automobiles .......................................... — 3,241,613 — 3,241,613
Banks ............................................... — 41,355,404 — 41,355,404
Beverages ........................................... — 5,650,935 — 5,650,935
Biotechnology ......................................... — 7,154,345 — 7,154,345
Building Products ....................................... — 1,163,058 — 1,163,058
Capital Markets ........................................ — 18,799,890 — 18,799,890
Chemicals ............................................ — 4,087,937 — 4,087,937
Commercial Services & Supplies ............................. — 2,640,874 — 2,640,874
Communications Equipment ................................ — 1,785,288 — 1,785,288
Construction & Engineering ................................ — 273,565 — 273,565
Consumer Finance ...................................... — 4,794,251 — 4,794,251
Containers & Packaging .................................. — 144,944 — 144,944
Distributors ........................................... — 144,508 — 144,508
Diversified Financial Services ............................... — 3,013,998 — 3,013,998
Diversified Telecommunication Services ........................ — 13,122,109 — 13,122,109
Electric Utilities ........................................ — 20,213,385 — 20,213,385
Electronic Equipment, Instruments & Components ................. — 89,363 — 89,363
Energy Equipment & Services .............................. — 182,160 — 182,160
Entertainment ......................................... — 1,551,508 — 1,551,508
Equity Real Estate Investment Trusts (REITs) .................... — 7,558,806 696,580 8,255,386
Food & Staples Retailing .................................. — 837,984 — 837,984
Food Products ......................................... — 1,206,649 — 1,206,649
Gas Utilities ........................................... — 1,025,746 — 1,025,746
Health Care Equipment & Supplies ........................... — 800,631 — 800,631
Health Care Providers & Services ............................ — 10,389,111 — 10,389,111
Hotels, Restaurants & Leisure .............................. — 3,836,179 — 3,836,179
Household Durables ..................................... — 704,834 — 704,834
Household Products ..................................... — 65,584 — 65,584
Independent Power and Renewable Electricity Producers ............ — 46,119 — 46,119
Industrial Conglomerates .................................. — 479,728 — 479,728
Insurance ............................................ — 3,084,885 — 3,084,885
Interactive Media & Services ............................... — 193,975 — 193,975
Internet & Direct Marketing Retail ............................ — 1,336,728 — 1,336,728
IT Services ........................................... — 6,914,265 — 6,914,265
Leisure Products ....................................... — 464,000 — 464,000
Life Sciences Tools & Services .............................. — 1,220,536 — 1,220,536
Machinery ............................................ — 1,354,061 — 1,354,061
Media ............................................... — 9,897,027 — 9,897,027
Metals & Mining ........................................ — 2,956,307 — 2,956,307
Multiline Retail ......................................... — 2,343 — 2,343
Multi-Utilities .......................................... — 1,141,870 — 1,141,870
Oil, Gas & Consumable Fuels ............................... — 18,301,557 — 18,301,557
Paper & Forest Products .................................. — 772,412 — 772,412
Pharmaceuticals ....................................... — 3,794,663 — 3,794,663
Real Estate Management & Development ....................... — 3,020,772 — 3,020,772
Road & Rail ........................................... — 6,372,302 — 6,372,302
Semiconductors & Semiconductor Equipment .................... — 9,277,917 — 9,277,917
Software ............................................. — 6,650,218 — 6,650,218
Specialty Retail ........................................ — 2,544,885 — 2,544,885

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
40
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Technology Hardware, Storage & Peripherals .................... $ — $ 2,607,217 $ — $ 2,607,217
Textiles, Apparel & Luxury Goods ............................ — 129,084 — 129,084
Thrifts & Mortgage Finance ................................ — 587,019 — 587,019
Tobacco ............................................. — 4,842,755 — 4,842,755
Trading Companies & Distributors ............................ — 1,198,741 — 1,198,741
Wireless Telecommunication Services ......................... — 4,538,763 — 4,538,763
Floating Rate Loan Interests:
Air Freight & Logistics .................................... — 268,144 — 268,144
Building Products ....................................... — 145,680 — 145,680
Consumer Finance ...................................... — — 28,200 28,200
Diversified Financial Services ............................... — 268,814 — 268,814
Health Care Providers & Services ............................ — 44,242 — 44,242
Hotels, Restaurants & Leisure .............................. — 331,029 — 331,029
Media ............................................... — 195,814 — 195,814
Oil, Gas & Consumable Fuels ............................... — 457,721 — 457,721
Pharmaceuticals ....................................... — 280,144 — 280,144
Road & Rail ........................................... — 165,683 — 165,683
Thrifts & Mortgage Finance ................................ — — 305,344 305,344
Foreign Agency Obligations ................................. — 3,693,731 — 3,693,731
Foreign Government Obligations .............................. — 53,266,859 — 53,266,859
Municipal Bonds ......................................... — 5,435,180 — 5,435,180
Non-Agency Mortgage-Backed Securities ........................ — 12,731,025 98,180 12,829,205
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 3,563,228 — 3,563,228
U.S. Government Sponsored Agency Securities .................... — 336,606,455 — 336,606,455
U.S. Treasury Obligations ................................... — 126,351,007 — 126,351,007
Short-Term Securities ....................................... 95,678,326 — — 95,678,326
Options Purchased:
Foreign currency exchange contracts ........................... — 95,368 — 95,368
Interest rate contracts ...................................... 2,323,082 — — 2,323,082
Liabilities:
Investments:
TBA Sale Commitments .................................... — (98,282,191) — (98,282,191)
$ 98,001,408 $ 737,966,247 $ 2,995,293 $ 838,962,948
Investments valued at NAV
(a)
...................................... 101,800,981
$ —
$ 940,763,929
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 13,665 $ — $ 13,665
Foreign currency exchange contracts ............................ — 437,416 — 437,416
Interest rate contracts ....................................... 2,247,222 55,698 — 2,302,920
Other contracts ........................................... — 77,637 — 77,637
Liabilities:
Credit contracts ........................................... — (179,133) — (179,133)
Foreign currency exchange contracts ............................ — (121,942) — (121,942)
Interest rate contracts ....................................... (1,658,670) (2,064,690) — (3,723,360)
Other contracts ........................................... — (135,004) — (135,004)
$ 588,552 $ (1,916,353) $ — $ (1,327,801)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
41
Financial Statements
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 841,566,813
Investments, at value — affiliated
(b)
......................................................................................... 197,479,307
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 870,000
Futures contracts .................................................................................................... 420,050
Centrally cleared swaps ................................................................................................ 1,092,090
Foreign currency, at value
(c)
.............................................................................................. 4,222,275
Receivables: –
Investments sold .................................................................................................... 91,566,997
TBA sale commitments ................................................................................................ 98,405,367
Capital shares sold ................................................................................................... 2,357,696
Dividends — affiliated ................................................................................................. 199,379
Dividends — unaffiliated ............................................................................................... 6,146
Interest — unaffiliated ................................................................................................. 4,014,648
Variation margin on futures contracts ....................................................................................... 363,375
Swap premiums paid ................................................................................................... 362,327
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 437,416
OTC swaps ........................................................................................................ 63,198
Prepaid expenses ..................................................................................................... 8,220
Other assets ......................................................................................................... 1,222
Total assets .........................................................................................................
1,243,436,526
LIABILITIES
Bank overdraft ........................................................................................................ 210,383
Options written, at value
(d)
................................................................................................ 2,617,590
TBA sale commitments, at value
(e)
.......................................................................................... 98,282,191
Payables: –
Investments purchased ................................................................................................ 318,330,031
Capital shares redeemed ............................................................................................... 250,314
Deferred foreign capital gain tax .......................................................................................... 994
Distribution fees ..................................................................................................... 110,303
Income dividend distributions ............................................................................................ 989,373
Investment advisory fees .............................................................................................. 261,482
Other affiliate fees ................................................................................................... 3,292
Variation margin on futures contracts ....................................................................................... 238,118
Variation margin on centrally cleared swaps .................................................................................. 46,060
Other accrued expenses ............................................................................................... 619,568
Swap premiums received ................................................................................................ 47,575
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 92,492
OTC swaps ........................................................................................................ 216,683
Total liabilities ........................................................................................................
422,316,449
NET ASSETS ........................................................................................................
$ 821,120,077
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 813,909,998
Accumulated earnings .................................................................................................. 7,210,079
NET ASSETS ........................................................................................................
$ 821,120,077
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 832,271,715
(b)
  Investments, at cost — affiliated .......................................................................................... $ 196,783,326
(c)
  Foreign currency, at cost ............................................................................................... $ 4,132,597
(d)
  Premiums received .................................................................................................. $ 2,805,153
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 98,405,367
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
42
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 240,779,490
Shares outstanding .................................................................................................
19,863,486
Net asset value ....................................................................................................
$ 12.12
Shares authorized ..................................................................................................
600 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 580,340,587
Shares outstanding .................................................................................................
48,479,153
Net asset value ....................................................................................................
$ 11.97
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
43
Financial Statements
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,099,355
Interest — unaffiliated ................................................................................................ 6,539,375
Foreign taxes withheld ................................................................................................ (6,519)
Total investment income .................................................................................................
7,632,211
EXPENSES
Investment advisory .................................................................................................. 1,523,251
Distribution — class specific ............................................................................................ 649,371
Transfer agent — class specific .......................................................................................... 594,470
Accounting services .................................................................................................. 85,067
Professional ....................................................................................................... 52,527
Custodian ......................................................................................................... 39,951
Registration ....................................................................................................... 13,851
Directors and Officer ................................................................................................. 4,386
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 106,789
Total expenses .......................................................................................................
3,072,143
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (17,490)
Transfer agent fees reimbursed — class specific ............................................................................... (438,607)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,616,046
Net investment income ..................................................................................................
5,016,165
REALIZED AND UNREALIZED GAIN (LOSS) $ (15,173,193)
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 1,373,680
Forward foreign currency exchange contracts ............................................................................... (1,120,865)
Foreign currency transactions ......................................................................................... 397,842
Futures contracts .................................................................................................. (5,339,468)
Options written ................................................................................................... 506,202
Swaps ......................................................................................................... (1,156,006)
A
(5,338,615)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 494,380
Investments — unaffiliated
(b)
.......................................................................................... (12,577,020)
Forward foreign currency exchange contracts ............................................................................... 929,086
Foreign currency translations .......................................................................................... (83,937)
Futures contracts .................................................................................................. 1,397,755
Options written ................................................................................................... 189,215
Swaps ......................................................................................................... (184,057)
A
(9,834,578)
Net realized and unrealized loss ............................................................................................
(15,173,193)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (10,157,028)
(a)
  Net of foreign capital gain tax of .......................................................................................... $ (7,480)
(b)
  Net of reduction in deferred foreign capital gain tax of ........................................................................... $ (994)

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
44
See notes to financial statements.
BlackRock Total Return V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 5,016,16 5 $ 11,884,090
Net realized gain (loss) .............................................................................. (5,338,61 5 ) 36,104,292
Net change in unrealized appreciation (depreciation) .......................................................... (9,834,578) 5,963,917
Net increase (decrease) in net assets resulting from operations .....................................................
(10,157,028) 53,952,299
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (2,139,669) (17,113,905)
  Class III ....................................................................................... (3,832,152) (30,384,213)
Decrease in net assets resulting from distributions to shareholders ...................................................
(5,971,821) (47,498,118)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
116,476,075 82,986,578
NET ASSETS
Total increase in net assets ............................................................................. 100,347,226 89,440,759
Beginning of period .................................................................................. 720,772,851 631,332,092
End of period ......................................................................................
$ 821,120,077 $ 720,772,851
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 3.51%.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.82%
and 0.57%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 12.40 $ 12.22 $ 11.53 $ 11.91 $ 11.79 $ 11.71
Net investment income (loss)
(a)
...................
0.09 0.25 0.35 0.33 0.29 0.23
Net realized and unrealized gain (loss) .............
(0.26) 0.82 0.73 (0.39) 0.13 0.09
Net increase (decrease) from investment operations ......
(0.17) 1.07 1.08 (0.06) 0.42 0.32
Distributions
(b)
– – – – – –
From net investment income ....................
(0.11) (0.29) (0.35) (0.32) (0.30) (0.24)
From net realized gain .........................
— (0.60) (0.04) — — —
Total distributions .............................
(0.11) (0.89) (0.39) (0.32) (0.30) (0.24)
Net asset value, end of period ....................
$ 12.12 $ 12.40 $ 12.22 $ 11.53 $ 11.91 $ 11.79
Total Return
(c)
(1.39)% 8.88% 9.49% (0.46)% 3.60% —
Based on net asset value ........................
(1.39)%
(d)
8.88% 9.49% (0.46)% 3.60%
(e)
2.76%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.66%
(g)
0.69% 0.74% 0.85%
(h)
0.94% 0.82%
Total expenses after fees waived and/or reimbursed ......
0.48%
(g)
0.51% 0.54% 0.58%
(h)
0.74% 0.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.48%
(g)
0.51% 0.52% 0.55% 0.62% 0.59%
Net investment income (loss) .....................
1.54%
(g)
1.98% 2.90% 2.84% 2.43% 1.92%
Supplemental Data
Net assets, end of period (000) ....................
$ 240,779 $ 250,444 $ 245,548 $ 246,390 $ 152,138 $ 157,445
Portfolio turnover rate
( i )
..........................
340% 674% 536% 488% 627% 590%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% —% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 191% 399% 326% 310% 389% 396%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
46
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.03%
and 0.88%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 12.24 $ 12.07 $ 11.40 $ 11.76 $ 11.65 $ 11.57
Net investment income (loss)
(a)
...................
0.07 0.21 0.31 0.29 0.25 0.19
Net realized and unrealized gain (loss) .............
(0.25) 0.81 0.71 (0.37) 0.12 0.10
Net increase (decrease) from investment operations ......
(0.18) 1.02 1.02 (0.08) 0.37 0.29
Distributions
(b)
– – – – – –
From net investment income ....................
(0.09) (0.25) (0.31) (0.28) (0.26) (0.21)
From net realized gain .........................
— (0.60) (0.04) — — —
Total distributions .............................
(0.09) (0.85) (0.35) (0.28) (0.26) (0.21)
Net asset value, end of period ....................
$ 11.97 $ 12.24 $ 12.07 $ 11.40 $ 11.76 $ 11.65
Total Return
(c)
(1.49)% 8.54% 9.05% (0.63)% 3.21% —
Based on net asset value ........................
(1.49)%
(d)
8.54% 9.05% (0.63)% 3.21%
(e)
2.46%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.88%
(g)
0.92% 0.97% 1.06%
(h)
1.16% 1.01%
Total expenses after fees waived and/or reimbursed ......
0.79%
(g)
0.82% 0.85% 0.89%
(h)
1.06% 0.93%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.79%
(g)
0.82% 0.83% 0.86% 0.94% 0.89%
Net investment income (loss) .....................
1.22%
(g)
1.67% 2.58% 2.54% 2.15% 1.61%
Supplemental Data
Net assets, end of period (000) ....................
$ 580,341 $ 470,328 $ 385,784 $ 318,595 $ 267,651 $ 175,153
Portfolio turnover rate
( i )
..........................
340% 674% 536% 488% 627% 590%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% —% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 191% 399% 326% 310% 389% 396%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return
V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”) ,  the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
48
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
50
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds : Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund's maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments.
Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
52
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter ("OTC") and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
54
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and Blackrock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2021, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,455,894,480.
For the six months ended June 30, 2021, the Fund reimbursed the Manager $3,334 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-
Advisers'), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of the Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $649,371.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.50%
$250 Million - $500 Million ................................................................................................. 0.45
$500 Million - $750 Million ................................................................................................. 0.40
Greater than $750 Million ................................................................................................. 0.35

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2021, the amount waived was $17,490.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023 . The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30 , 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2023.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Class I .......................................................................................................... $ 206,866
Class III ......................................................................................................... 387,604
$ 594,470
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Total Return V.I. Fund
Class I .......................................................................................................... $ 206,866
Class III ......................................................................................................... 231,741
$ 438,607
Class I ............................................................................................................. 0.60%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
56
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated fund s in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULE ABOVE
For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were $1,105,267,343 and $1,105,865,948, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Purchases ............................................................................................................... $ 46,540
Sales ................................................................................................................... 34,120
Net Realized Gain .......................................................................................................... 2,302
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
BlackRock Total Return V.I. Fund ......................................... $ 69,340,314 $ 22,975,466 $ 2,660,530,449 $ 2,501,689,844
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,029,863,273 $ 18,886,038 $ (8,102,663) $ 10,783,375

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
58
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
702,209 $ 8,488,702 1,409,606 $ 17,882,074
Shares issued in reinvestment of distributions ........................
176,285 2,139,669 1,381,177 17,237,300
Shares redeemed .........................................
(1,213,968) (14,724,901) (2,687,856) (33,738,108)
Net increase (decrease) .......................................
(335,474) $ (4,096,530) 102,927 $ 1,381,266
Class III
Shares sold .............................................
10,914,825 $ 130,671,653 10,034,207 $ 125,585,927
Shares issued in reinvestment of distributions ........................
319,022 3,824,176 2,475,459 30,474,770
Shares redeemed .........................................
(1,166,818) (13,923,224) (6,049,934) (74,455,385)
Net increase ...............................................
10,067,029 $ 120,572,605 6,459,732 $ 81,605,312
Total Net Increase
9,731,555 $ 116,476,075 6,562,659 $ 82,986,578

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock U.S. Government Bond V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock U.S. Government Bond V.I. Fund
Investment Objective
BlackRock U.S. Government Bond V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Government/Mortgage Index.
What factors influenced performance?
Positive contributors to performance relative to the benchmark included the Fund’s below-benchmark stance with respect to duration (and corresponding interest rate sensitivity) along with yield curve positioning as U.S. Treasury yields rose in the first quarter of 2021. An allocation to commercial mortgage-backed securities (“CMBS”) also proved additive. Finally, selection within 30-year MBS contributed positively for the period.
The largest detractors from the Fund's performance relative to the benchmark included overweight allocations to both 30-year and 15-year agency mortgage-backed securities ("MBS"). Exposure to Canadian interest rates also weighed on relative returns.
Describe recent portfolio activity.
During the reporting period, the Fund shifted from an underweight to a neutral allocation to agency MBS as valuations improved and the technical environment remained supportive, driven by the near-term supply and demand outlook. While the Fund continued to hold an allocation to higher-coupon, call-protected pools within agency MBS, recent additions have favored more generic to-be-announced collateral and current coupons. Allocations to emerging market sovereigns was marginally increased along with positioning in select single asset-single borrower CMBS.
The Fund had a modestly elevated cash position at period end due to the investment adviser’s preference for using forward contracts to gain MBS exposure as opposed to holding cash bonds. The Fund’s cash position did not have any material impact on Fund performance over the six months.
During the period, the portfolio held a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets. The Fund’s use of derivatives had a positive impact on Fund performance.
Describe portfolio positioning at period end.
At period end, the Fund’s positioning reflected the investment adviser’s view that U.S. economic growth will remain well supported and above trend through the third quarter of 2021 before moderating into the end of the year, and that inflation should remain elevated before easing slightly into 2022. Because of this outlook, the Fund continued
to hold a duration underweight relative to the benchmark while being more neutral on curve exposures in anticipation of elevated sensitivity to incoming data, particularly between two and five years. The Fund maintained out-of-benchmark allocations to sectors such as CMBS although some of the exposures more sensitive to changing credit spreads were trimmed in the period in order to rotate assets into agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 50%
U.S. Treasury Obligations ............................. 39
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 3
Asset-Backed Securities .............................. 2
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock U.S. Government Bond V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)(d)
....................................... 0.72% 0.27% (1.47)% (1.02)% 1.99% 2.41%
Class III
(c)(d)
...................................... 0.41 0.08 (1.53) (1.23) 1.69 2.12
(e)
Bloomberg Barclays U.S. Government/Mortgage Index
(f)
— — (1.79) (2.01) 2.25 2.72
Bloomberg Barclays U.S. Mortgage-Backed Securities Index
(g )
. — — (0.77) (0.42) 2.27 2.64
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual and cumulative total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns.
(d)
The Fund invests, under normal circumstances, at least 80% of its assets in fixed-income securities that are issued or guaranteed by the U.S. Government and its agencies. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Fund’s total returns prior to October 1,
2011 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Government Income V.I. Fund”.
(e)
The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(f)
An index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
(g)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The Benefits and Risks of Leveraging
2021
BlackRock Semi-Annual Report to Shareholders
4
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Including
Interest
Expense and
Fees
Excluding
Interest
Expense and
Fees
Including Interest Expense and
Fees
Excluding Interest Expense
and Fees
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
( b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(c)
Class I .................. $ 1,000.00 $ 985.30 $ 2.8 6 $ 2.81 $ 1,000.00 $ 1,021. 9 2 $ 2. 91 $ 1,021.97 $ 2.86
Class III ................. 1,000.00 984.70 4.38 4. 3 3 1,000.00 1,020.38 4.46 1,020. 43 4.4 1
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.58% for Class I and 0.89% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.57% for Class I and 0.88% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Derivative Financial Instruments
5
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Government Bond V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.1%
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30 ............. USD 700 $ 700,116
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.22%,
04/20/31 ....................... 495 494,715
Total Asset-Backed Securities — 2.1%
(Cost: $1,194,809) ............................... 1,194,831
Foreign Government Obligations — 4.0%
China — 4.0%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 7,690 1,148,948
2.68%, 05/21/30 .................. 7,150 1,062,609
2,211,557
Total Foreign Government Obligations — 4.0%
(Cost: $2,094,249) ............................... 2,211,557
Non-Agency Mortgage-Backed Securities — 7.5%
Commercial Mortgage-Backed Securities — 6.6%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.95%, 09/15/34
(a)(b)
.......... USD 139 139,000
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.22%, 10/15/35
(a)(b)
143 143,889
BX Commercial Mortgage Trust
(b)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 0.99%, 10/15/36
(a)
... 100 99,709
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.52%, 10/15/36
(a)
... 272 271,843
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.42%, 11/15/32
(a)
... 150 150,686
Series 2020-VIV4, Class A, 2.84%, 03/09/44 198 207,979
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.73%, 05/15/38
(a)
... 144 143,957
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 300 323,179
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.27%, 01/15/34
(a)
... 36 36,000
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.43%, 06/15/23
(a)
... 60 60,000
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.38%, 12/10/49
(a)
.... 55 60,651
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 ..................... 22 24,058
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
.................... 440 457,665
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
...................... 100 103,237
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
.................... 51 57,549
Series 2019-C16, Class A3, 3.33%, 06/15/52 157 171,491
Series 2019-C17, Class C, 3.93%, 09/15/52 85 90,552
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.87%, 02/15/38
(a)(b)
.......... 100 100,119
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.11%,
12/15/36
(a)(b)
..................... 135 135,084
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.07%, 11/15/37
(a)(b)
......... USD 308 $ 309,525
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
..... 101 106,435
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.44%,
10/15/33
(a)(b)
..................... 100 100,249
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.11%, 03/15/37
(a)(b)
................ 38 37,641
Morgan Stanley Capital I Trust
(a)
:
Series 2018-H3, Class B, 4.62%, 07/15/51 . 39 43,756
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.97%, 07/15/35
(b)
... 145 145,088
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.27%, 05/15/31
(a)(b)
.... 160 160,401
3,679,743
Interest Only Commercial Mortgage-Backed Securities — 0.9%
(a)
BANK, Series 2021-BN33, Class XA, 1.18%,
05/15/64 ....................... 1,757 143,748
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.74%, 10/15/53 ........... 1,168 126,573
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.72%, 06/15/52 ... 1,727 172,657
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.63%, 10/15/52 ....... 1,007 96,508
539,486
Total Non-Agency Mortgage-Backed Securities — 7.5%
(Cost: $4,171,295) ............................... 4,219,229
U.S. Government Sponsored Agency Securities — 64.7%
Agency Obligations — 1.1%
Federal Home Loan Bank, 4.00%, 04/10/28 .. 500 592,505
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................. 205 17,206
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ...... 103 110,564
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(a)
.............. 96 111,543
239,313
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 204 215,865
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 145 152,913
368,778
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ....... 135 19,616
Series 2020-32, Class PI, 4.00%, 05/25/50 152 22,083
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 178 23,853
Series 2020-146, Class DI, 2.50%, 10/20/50 192 24,194

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-162, Class TI, 2.50%, 10/20/50 USD 385 $ 48,655
Series 2020-175, Class DI, 2.50%, 11/20/50 97 12,272
Series 2020-185, Class MI, 2.50%, 12/20/50 292 38,883
189,556
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
. 18,278 2,530
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K094, Class X1, 1.02%, 06/25/29 .. 210 13,199
Series K105, Class X1, 1.64%, 03/25/53 .. 769 88,089
Series K107, Class X1, 1.71%, 01/25/30 .. 185 22,196
Series K109, Class X1, 1.70%, 04/25/30 .. 141 16,825
Series K113, Class X1, 1.49%, 06/25/30 .. 200 21,635
Series K115, Class X1, 1.43%, 06/25/30 .. 199 20,790
Series K116, Class X1, 1.53%, 07/25/30 .. 107 11,773
Series K119, Class X1, 1.03%, 09/25/30 .. 181 13,480
Series K120, Class X1, 1.13%, 10/25/30 .. 965 79,635
Series K122, Class X1, 0.97%, 11/25/30 .. 256 18,294
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58
(a)
.......... 257 45,530
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2002-83, 0.00%, 10/16/42
(c)
...... 439 —
Series 2003-17, 0.00%, 03/16/43
(c)
...... 473 —
Series 2003-109, 0.00%, 11/16/43 ...... 780 30
Series 2016-22, 0.77%, 11/16/55 ....... 1,682 60,161
Series 2016-45, 0.89%, 02/16/58 ....... 827 41,178
Series 2016-92, 0.81%, 04/16/58 ....... 242 11,224
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 844 53,393
Series 2016-151, 1.02%, 06/16/58 ...... 713 40,705
Series 2017-30, 0.61%, 08/16/58 ....... 376 14,785
Series 2017-44, 0.67%, 04/17/51 ....... 384 15,471
Series 2017-53, 0.62%, 11/16/56 ....... 1,107 45,671
Series 2017-61, 0.73%, 05/16/59 ....... 304 15,914
Series 2017-64, 0.75%, 11/16/57 ....... 197 10,506
663,014
Mortgage-Backed Securities — 61.0%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 ........... 138 145,254
3.00%, 09/01/27 - 12/01/46 ........... 260 275,499
3.50%, 04/01/31 - 01/01/48 ........... 346 377,332
4.00%, 08/01/40 - 12/01/45 ........... 51 55,481
4.50%, 02/01/39 - 07/01/47 ........... 143 159,026
5.00%, 10/01/41 - 11/01/41 ........... 96 108,990
5.50%, 06/01/41 .................. 74 86,006
8.00%, 12/01/29 - 07/01/30 ........... 16 18,917
Federal National Mortgage Association:
3.50%, 11/01/46 .................. 117 126,474
4.00%, 01/01/41 .................. 5 5,031
Government National Mortgage Association:
2.00%, 07/15/51
(d)
................. 1,263 1,286,287
2.50%, 07/15/51
(d)
................. 1,083 1,120,943
3.00%, 02/15/45 - 06/20/50 ........... 74 76,951
3.00%, 07/15/51 - 08/15/51
(d)
.......... 2,056 2,144,455
3.50%, 01/15/42 - 10/20/46 ........... 761 812,614
3.50%, 07/15/51
(d)
................. 273 287,078
4.00%, 09/20/40 - 05/20/50 ........... 421 453,576
4.00%, 07/15/51
(d)
................. 84 88,174
4.50%, 12/20/39 - 02/15/42 ........... 670 745,613
5.00%, 12/15/38 - 07/20/42 ........... 59 68,217
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 07/15/51
(d)
................. USD 126 $ 135,745
5.50%, 01/15/34 .................. 228 259,947
Uniform Mortgage-Backed Securities:
1.50%, 07/25/36
(d)
................. 520 526,266
2.00%, 10/01/31 - 03/01/32 ........... 78 80,952
2.00%, 07/25/36 - 09/25/51
(d)
.......... 7,517 7,589,836
2.50%, 04/01/30 - 12/01/35 ........... 583 613,910
2.50%, 07/25/51 - 08/25/51
(d)
.......... 5,644 5,830,570
3.00%, 04/01/29 - 09/01/50 ........... 2,839 2,993,531
3.00%, 07/25/51
(d)
................. 198 206,388
3.50%, 08/01/30 - 08/01/50 ........... 1,479 1,596,711
3.50%, 07/25/36 - 07/25/51
(d)
.......... 298 314,006
4.00%, 01/01/26 - 08/01/50 ........... 2,704 2,904,855
4.00%, 07/25/51 - 08/25/51
(d)
.......... 900 958,703
4.50%, 05/01/24 - 04/01/49 ........... 579 632,832
4.50%, 07/25/51
(d)
................. 457 491,632
5.00%, 09/01/35 - 08/01/41 ........... 148 168,303
5.00%, 07/25/51
(d)
................. 3 3,288
5.50%, 05/01/34 - 12/01/39 ........... 161 186,139
6.00%, 04/01/35 - 06/01/41 ........... 175 205,661
6.50%, 05/01/40 .................. 32 37,456
34,178,649
Total U.S. Government Sponsored Agency Securities — 64.7%
(Cost: $36,125,142) ............................... 36,231,815
U.S. Treasury Obligations — 49.5%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 212 290,578
4.50%, 08/15/39 .................. 170 239,687
4.38%, 11/15/39 .................. 170 236,493
4.63%, 02/15/40 .................. 42 60,290
3.88%, 08/15/40 .................. 42 55,218
3.13%, 02/15/43 .................. 660 788,597
2.88%, 05/15/43 - 11/15/46 ........... 1,290 1,490,245
3.63%, 08/15/43 .................. 660 850,059
3.75%, 11/15/43 .................. 660 866,353
2.50%, 02/15/45 .................. 154 166,621
2.75%, 11/15/47 .................. 154 175,307
3.00%, 02/15/48 .................. 784 934,552
2.25%, 08/15/49 .................. 815 844,289
1.63%, 11/15/50 .................. 85 76,341
U.S. Treasury Notes:
1.13%, 07/31/21
(e)
................. 2,840 2,842,541
1.75%, 07/31/21 - 11/15/29 ........... 4,430 4,479,662
1.50%, 01/31/22 - 02/15/30 ........... 4,401 4,477,095
2.13%, 12/31/22 - 05/15/25 ........... 2,650 2,764,318
0.50%, 03/15/23 - 05/31/27 ........... 873 863,215
0.25%, 04/15/23 .................. 214 214,117
2.25%, 11/15/24 - 08/15/27 ........... 1,627 1,735,470
2.00%, 02/15/25 .................. 1,580 1,659,000
0.38%, 04/30/25 .................. 367 363,058
0.63%, 03/31/27 .................. 146 142,840
2.88%, 08/15/28 .................. 380 422,616
3.13%, 11/15/28 .................. 380 429,890
1.63%, 08/15/29 .................. 266 272,058
Total U.S. Treasury Obligations — 49.5%
(Cost: $26,948,745) ............................... 27,740,510
Total Long-Term Investments — 127.8%
(Cost: $70,534,240) ............................... 71,597,942

2021
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Government Bond V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 14.0%
Certificates of Deposit — 2.1%
Yankee — 2.1%
(f)
Credit Suisse AG, New York, 0.30%, 09/01/21 USD 1,200 $ 1,200,353
Total Certificates of Deposit — 2.1%
(Cost: $1,200,000) ............................... 1,200,353
Shares
Shares
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(g)(h)
.................. 1,761,895 1,761,895
Total Money Market Funds — 3.1%
(Cost: $1,761,895) ............................... 1,761,895
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 8.8%
Federal Home Loan Bank Discount Notes,
0.05%, 09/17/21
(i)
................ 4,900 4,899,469
Total U.S. Government Sponsored Agency Securities — 8.8%
(Cost: $4,899,491) ............................... 4,899,469
Total Short-Term Securities — 14.0%
(Cost: $7,861,386) ............................... 7,861,717
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.2%
( Cost: $83,040 ) ................................. $ 95,472
Total Investments Before Options Written and TBA Sale
Commitments — 142.0%
(Cost: $78,478,666 ) ............................... 79,555,131
Total Options Written — (0.4)%
(Premium Received — $228,365) ..................... (235,357)
TBA Sale Commitments — (17.1)%
(d)
Mortgage-Backed Securities — (17.1)%
Government National Mortgage Association:
2.50% ,  07/15/51 .................. USD 2 (2,070)
3.00% ,  07/15/51 .................. 170 (177,375)
3.50% ,  07/15/51 .................. 53 (55,637)
4.00% ,  07/15/51 .................. 26 (27,455)
4.50% ,  07/15/51 .................. 527 (561,584)
Uniform Mortgage-Backed Securities:
2.50% ,  07/25/36 - 07/25/51 ........... 1,852 (1,916,387)
3.00% ,  07/25/36 - 08/25/51 ........... 1,088 (1,134,486)
3.50% ,  07/25/36 .................. 29 (30,969)
2.00% ,  07/25/51 - 08/25/51 ........... 3,424 (3,453,068)
4.00% ,  07/25/51 - 08/25/51 ........... 2,065 (2,198,740)
Total TBA Sale Commitments — (17.1)%
(Proceeds: $9,564,044) ............................ (9,557,771)
Total Investments Net of Options Written and TBA Sale
Commitments — 124.5%
(Cost: $68,686,257 ) ............................... 69,762,003
Liabilities in Excess of Other Assets — (24.5)% ............ (13,739,643)
Net Assets — 100.0% ............................... $ 56,022,360
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,156,232 $ — $ (394,337) $ — $ — $ 1,761,895 1,761,895 $ 123 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
9
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.06% 06/30/21 07/01/21   $ 2,861,300 $ 2,861,305 U.S. Treasury Obligations Overnight

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 10 09/21/21 $ 1,606 $ 48,808
U.S. Treasury 2 Year Note .................................................... 49 09/30/21 10,796 (9,216)
U.S. Treasury 5 Year Note .................................................... 10 09/30/21 1,234 (6,520)
90-day Eurodollar ......................................................... 3 09/18/23 742 (304)
32,768
Short Contracts
U.S. Treasury 10 Year Note ................................................... 1 09/21/21 132 (230)
U.S. Treasury 10 Year Ultra Note ............................................... 22 09/21/21 3,235 (43,291)
U.S. Treasury Ultra Bond .................................................... 2 09/21/21 385 (14,304)
90-day Eurodollar ......................................................... 6 09/19/22 1,495 1,342
(56,483)
$ (23,715)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 50,474 USD 10,000 Deutsche Bank AG 07/02/21 $ 148
BRL 53,386 USD 10,000 UBS AG 07/02/21 732
USD 10,000 BRL 49,660 Bank of America NA 07/02/21 16
CLP 7,450,000 USD 10,000 Barclays Bank plc 07/21/21 139
MXN 205,080 USD 10,000 Goldman Sachs International 07/21/21 263
USD 11,914 EUR 10,000 HSBC Bank plc 07/21/21 52
USD 10,000 ZAR 141,844 Goldman Sachs International 07/21/21 91
USD 10,000 BRL 49,485 Goldman Sachs International 08/03/21 86
MXN 332,032 USD 16,016 UBS AG 08/24/21 529
USD 10,932 MXN 217,887 Barclays Bank plc 08/24/21 75
USD 5,763 MXN 114,145 State Street Bank and Trust Co. 08/24/21 75
MXN 5,701,000 USD 276,896 Citibank NA 09/15/21 6,341
USD 20,655 CAD 25,000 State Street Bank and Trust Co. 09/15/21 488
USD 368,902 CNY 2,397,000 Bank of New York Mellon 09/15/21 334
USD 1,119,134 CNY 7,191,665 Citibank NA 09/15/21 13,327
USD 285,848 MXN 5,701,000 Royal Bank of Canada 09/15/21 2,612
25,308
USD 10,000 BRL 53,406 Natwest Markets plc 07/02/21 (738)
COP 37,302,500 USD 10,000 BNP Paribas SA 07/21/21 (70)
MXN 197,732 USD 10,000 Bank of America NA 07/21/21 (104)
USD 10,000 CLP 7,384,000 Barclays Bank plc 07/21/21 (50)
USD 10,000 MXN 207,332 State Street Bank and Trust Co. 07/21/21 (376)
BRL 49,818 USD 10,000 Bank of America NA 08/03/21 (19)
(1,357)
$ 23,951
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar September 2021 Futures .......... 28 09/10/21 USD 99.75 USD 7,000 $ 8,575
90-day Eurodollar September 2021 Futures .......... 47 09/10/21 USD 99.38 USD 11,750 45,237

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
11
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
90-day Eurodollar December 2021 Futures .......... 167 12/10/21 USD 99.38 USD 41,750 $ 35,488
$ 89,300
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 1,300 $ 6,172
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.69% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/20/21 1.69 % USD 2,100 $ (55,207)
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 11/04/21 1.71 USD 525 (14,452)
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/04/21 1.71 USD 525 (14,452)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 200 (6,399)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 1,200 (45,096)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,200 (55,848)
(191,454)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (2,927)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,200 (17,696)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,200 (23,280)
(43,903)
$ (235,357)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% Annual 6 month WIBOR Semi-Annual 06/17/23 PLN 132 $ 59 $ — $ 59
0.74% Annual 6 month WIBOR Semi-Annual 06/17/23 PLN 132 48 — 48
0.76% Annual 6 month WIBOR Semi-Annual 06/18/23 PLN 91 24 — 24
0.83% Semi-Annual 6 month WIBOR Semi-Annual 06/22/23 PLN 213 (20) — (20)
0.51% Semi-Annual 3 month LIBOR Quarterly 04/07/24 USD 72 (41) — (41)
1.03% Semi-Annual 3 month LIBOR Quarterly 06/04/26 USD 900 (3,828) — (3,828)
3 month LIBOR Quarterly 0.89% Semi-Annual 06/04/26 USD 900 (2,303) — (2,303)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 300 (34,465) — (34,465)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 400 (9,790) — (9,790)
3 month LIBOR Quarterly 1.58% Semi-Annual 04/28/31 USD 1,050 15,067 — 15,067
3 month LIBOR Quarterly 1.58% Semi-Annual 05/06/31 USD 263 3,775 — 3,775

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.60% Semi-Annual 06/01/31 USD 263 $ 3,835 $ — $ 3,835
$ (27,639) $ — $ (27,639)
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 499 $ (4,841) $ — $ (4,841)
1 month USCPI At Termination 2.54% At Termination 05/05/31 USD 130 (265) — (265)
1 month USCPI At Termination 2.55% At Termination 05/05/31 USD 130 (84) — (84)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 250 2,740 — 2,740
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 250 2,838 — 2,838
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 62 (5,839) — (5,839)
$ (5,451) $ — $ (5,451)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 7.21% At Termination Citibank NA 01/02/24 BRL 241 $ (407) $ — $ (407)
1 day
BZDIOVER At Termination 7.61% At Termination Citibank NA 01/02/24 BRL 133 (23) — (23)
1 day
BZDIOVER At Termination 7.70% At Termination Citibank NA 01/02/24 BRL 17 4 — 4
1 day
BZDIOVER At Termination 8.29% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 75 (291) — (291)
1 day
BZDIOVER At Termination 8.42% At Termination Citibank NA 01/02/29 BRL 54 (121) — (121)
$ (838) $ — $ (838)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 28,386 $ (61,476) $ —
OTC Swaps ..................................................... — — 4 (842) —
Options Written ................................................... N/A N/A 38,832 (45,824) (235,357)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 50,150 $ — $ 50,150
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 25,308 — — 25,308
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 95,472 — 95,472
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 22,808 5,578 28,386
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 4 — 4
$ — $ — $ — $ 25,308 $ 168,434 $ 5,578 $ 199,320
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 73,865 — 73,865
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,357 — — 1,357
Options written
(b)
Options written at value ..................... — — — — 235,357 — 235,357
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 50,447 11,029 61,476
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 842 — 842
$ — $ — $ — $ 1,357 $ 360,511 $ 11,029 $ 372,897
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
14
Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (114,680) $ — $ (114,680)
Forward foreign currency exchange contracts .... — — — (78,874) — — (78,874)
Options purchased
(a)
.................... — — — (28,757) 282,490 — 253,733
Options written ........................ — — — 12,209 37,897 — 50,106
Swaps .............................. — — — — (40,593) (37,706) (78,299)
$ — $ — $ — $ (95,422) $ 165,114 $ (37,706) $ 31,986
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (46,329) — (46,329)
Forward foreign currency exchange contracts .... — — — 43,165 — — 43,165
Options purchased
(b)
.................... — — — — 13,507 — 13,507
Options written ........................ — — — — (6,992) — (6,992)
Swaps .............................. — — — — 37,990 (1,890) 36,100
$ — $ — $ — $ 43,165 $ (1,824) $ (1,890) $ 39,451
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 15,937,560
Average notional value of contracts — short ................................................................................. 6,623,611
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,665,714
Average amounts sold — in USD ........................................................................................ 302,297
Options:
Average value of option contracts purchased ................................................................................ 129,278
Average value of option contracts written ................................................................................... 1,199
Average notional value of swaption contracts purchased ......................................................................... 1,300,000
Average notional value of swaption contracts written ........................................................................... 5,375,508
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 1,261,294
Average notional value — receives fixed rate ................................................................................ 1,539,384
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 322,882
Average notional value — receives fixed rate ................................................................................ 693,605
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 8,395 $ 12,518
Forward foreign currency exchange contracts ................................................................. 25,308 1,357
Options
(a)(b)
........................................................................................ 95,472 235,357
Swaps — Centrally cleared ............................................................................. 532 —
Swaps — OTC
(c)
.................................................................................... 4 842
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 129,711 $ 250,074
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(98,227) (12,518)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 31,484 $ 237,556
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
15
Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 16 $ (16) $ — $ — $ —
Bank of New York Mellon ........................... 334 — — — 334
Barclays Bank plc ................................ 214 (214) — — —
Citibank NA .................................... 19,672 (15,003) — — 4,669
Deutsche Bank AG ............................... 6,320 (6,320) — — —
Goldman Sachs International ........................ 440 — — — 440
HSBC Bank plc .................................. 52 — — — 52
Royal Bank of Canada ............................. 2,612 — — — 2,612
State Street Bank and Trust Co. ...................... 563 (376) — — 187
UBS AG ...................................... 1,261 — — — 1,261
$ 31,484 $ (21,929) $ — $ — $ 9,555
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 123 $ (16) $ — $ — $ 107
Barclays Bank plc ................................ 77,294 (214) — — 77,080
BNP Paribas SA ................................. 70 — — — 70
Citibank NA .................................... 15,003 (15,003) — — —
Deutsche Bank AG ............................... 143,661 (6,320) — — 137,341
JPMorgan Chase Bank NA .......................... 291 — — — 291
Natwest Markets plc .............................. 738 — — — 738
State Street Bank and Trust Co. ...................... 376 (376) — — —
$ 237,556 $ (21,929) $ — $ — $ 215,627
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
16
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 1,194,831 $ — $ 1,194,831
Foreign Government Obligations .............................. — 2,211,557 — 2,211,557
Non-Agency Mortgage-Backed Securities ........................ — 4,219,229 — 4,219,229
U.S. Government Sponsored Agency Securities .................... — 36,231,815 — 36,231,815
U.S. Treasury Obligations ................................... — 27,740,510 — 27,740,510
Short-Term Securities:
Certificates of Deposit ..................................... — 1,200,353 — 1,200,353
Money Market Funds ...................................... 1,761,895 — — 1,761,895
U.S. Government Sponsored Agency Securities .................... — 4,899,469 — 4,899,469
Options Purchased:
Interest rate contracts ...................................... 89,300 6,172 — 95,472
Liabilities:
Investments:
TBA Sale Commitments .................................... — (9,557,771) — (9,557,771)
$ 1,851,195 $ 68,146,165 $ — $ 69,997,360
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 25,308 $ — $ 25,308
Interest rate contracts ....................................... 50,150 22,812 — 72,962
Other contracts ........................................... — 5,578 — 5,578
Liabilities:
Foreign currency exchange contracts ............................ — (1,357) — (1,357)
Interest rate contracts ....................................... (73,865) (286,646) — (360,511)
Other contracts ........................................... — (11,029) — (11,029)
$ (23,715) $ (245,334) $ — $ (269,049)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $2,861,305 are categorized as Level 2 within the disclosure hierarchy.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
17
Financial Statements
BlackRock U.S.
Government Bond
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 77,793,236
Investments, at value — affiliated
(b)
......................................................................................... 1,761,895
Cash ............................................................................................................. 21,968
Cash pledged for centrally cleared swaps ..................................................................................... 108,943
Foreign currency, at value
(c)
.............................................................................................. 220,666
Receivables: –
Investments sold .................................................................................................... 7,524,083
TBA sale commitments ................................................................................................ 9,564,044
Capital shares sold ................................................................................................... 142,768
Dividends — affiliated ................................................................................................. 7
Interest — unaffiliated ................................................................................................. 267,091
Variation margin on futures contracts ....................................................................................... 8,395
Variation margin on centrally cleared swaps .................................................................................. 532
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 25,308
OTC swaps ........................................................................................................ 4
Prepaid expenses ..................................................................................................... 1,194
Other assets ......................................................................................................... 925
Total assets .........................................................................................................
97,441,059
LIABILITIES
Options written, at value
(d)
................................................................................................ 235,357
TBA sale commitments, at value
(e)
.......................................................................................... 9,557,771
Reverse repurchase agreements, at value ..................................................................................... 2,861,305
Payables: –
Investments purchased ................................................................................................ 28,527,870
Capital shares redeemed ............................................................................................... 228
Distribution fees ..................................................................................................... 980
Income dividend distributions ............................................................................................ 68,965
Investment advisory fees .............................................................................................. 11,080
Directors' and Officer's fees ............................................................................................. 3,351
Other affiliate fees ................................................................................................... 378
Variation margin on futures contracts ....................................................................................... 12,518
Other accrued expenses ............................................................................................... 136,697
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,357
OTC swaps ........................................................................................................ 842
Total liabilities ........................................................................................................
41,418,699
NET ASSETS ........................................................................................................
$ 56,022,360
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 57,863,091
Accumulated loss ..................................................................................................... (1,840,731)
NET ASSETS ........................................................................................................
$ 56,022,360
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 76,716,771
(b)
  Investments, at cost — affiliated .......................................................................................... $ 1,761,895
(c)
  Foreign currency, at cost ............................................................................................... $ 212,575
(d)
  Premiums received .................................................................................................. $ 228,365
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 9,564,044
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 51,332,626
Shares outstanding .................................................................................................
4,859,674
Net asset value ....................................................................................................
$ 10.56
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 4,689,734
Shares outstanding .................................................................................................
444,190
Net asset value ....................................................................................................
$ 10.56
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
19
Financial Statements
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 123
Interest — unaffiliated ................................................................................................ 393,628
Foreign taxes withheld ................................................................................................ (148)
Total investment income .................................................................................................
393,603
EXPENSES
Investment advisory .................................................................................................. 146,717
Transfer agent — class specific .......................................................................................... 57,467
Professional ....................................................................................................... 37,296
Accounting services .................................................................................................. 33,105
Custodian ......................................................................................................... 12,468
Distribution — class specific ............................................................................................ 7,496
Transfer agent ...................................................................................................... 2,458
Miscellaneous ...................................................................................................... 12,933
Total expenses excluding interest expense .....................................................................................
309,940
Interest expense ...................................................................................................... 960
Total expenses .......................................................................................................
310,900
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (76,611)
Transfer agent fees reimbursed — class specific ............................................................................... (55,668)
Total expenses after fees waived and/or reimbursed ..............................................................................
178,621
Net investment income ..................................................................................................
214,982
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,134,412)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 202,130
Forward foreign currency exchange contracts ............................................................................... (78,874)
Foreign currency transactions ......................................................................................... 11,556
Futures contracts .................................................................................................. (114,680)
Options written ................................................................................................... 50,106
Short sales — unaffiliated ............................................................................................ 1,658
Swaps ......................................................................................................... (78,299)
A
(6,403)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (1,151,015)
Forward foreign currency exchange contracts ............................................................................... 43,165
Foreign currency translations .......................................................................................... (2,938)
Futures contracts .................................................................................................. (46,329)
Options written ................................................................................................... (6,992)
Swaps ......................................................................................................... 36,100
A
(1,128,009)
Net realized and unrealized loss ............................................................................................
(1,134,412)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (919,430)

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
20
See notes to financial statements.
BlackRock U.S. Government Bond V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 214,982 $ 962,550
Net realized gain (loss) .............................................................................. (6,403) 1,833,792
Net change in unrealized appreciation (depreciation) .......................................................... (1,128,009) 1,337,365
Net increase (decrease) in net assets resulting from operations .....................................................
(919,430) 4,133,707
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (359,500) (1,011,925)
  Class III ....................................................................................... (31,343) (133,418)
Decrease in net assets resulting from distributions to shareholders ...................................................
(390,843) (1,145,343)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(4,781,161) 2,562,829
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (6,091,434) 5,551,193
Beginning of period .................................................................................. 62,113,794 56,562,601
End of period ......................................................................................
$ 56,022,360 $ 62,113,794
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.79 $ 10.32 $ 9.93 $ 10.12 $ 10.18 $ 10.23
Net investment income (loss)
(a)
...................
0.04 0.16 0.23 0.21 0.16 0.15
Net realized and unrealized gain (loss) .............
(0.20) 0.50 0.40 (0.18) (0.01) (0.01)
Net increase (decrease) from investment operations ......
(0.16) 0.66 0.63 0.03 0.15 0.14
Distributions from net investment income
(b)
..........
(0.07) (0.19) (0.24) (0.22) (0.21) (0.19)
Net asset value, end of period ....................
$ 10.56 $ 10.79 $ 10.32 $ 9.93 $ 10.12 $ 10.18
Total Return
(c)
(1.47)% 6.46% 6.36% 0.29% 1.52% —
Based on net asset value ........................
(1.47)%
(d)
6.46% 6.36% 0.29% 1.52% 1.33%
Ratios to Average Net Assets
Total expenses ...............................
1.04%
(e)
1.09%
(f)
1.70% 1.85% 1.31% 1.02%
Total expenses after fees waived and/or reimbursed ......
0.58%
(e)
0.63%
(f)
1.31% 1.27% 1.01% 0.76%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.57%
(e)
0.54%
(f)
0.74% 0.82% 0.87% 0.70%
Net investment income (loss) .....................
0.77%
(e)
1.54%
(f)
2.22% 2.10% 1.58% 1.43%
Supplemental Data
Net assets, end of period (000) ....................
$ 51,333 $ 55,191 $ 53,865 $ 54,820 $ 65,100 $ 72,433
Portfolio turnover rate
(g)
.........................
350% 672% 699% 737% 1,052% 1,140%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 195% 415% 445% 435% 681% 705%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
22
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.78 $ 10.32 $ 9.92 $ 10.11 $ 10.18 $ 10.22
Net investment income (loss)
(a)
...................
0.02 0.13 0.19 0.18 0.13 0.11
Net realized and unrealized gain (loss) .............
(0.18) 0.49 0.42 (0.18) (0.02) —
Net increase (decrease) from investment operations ......
(0.16) 0.62 0.61 0.00 0.11 0.11
Distributions from net investment income
(b)
..........
(0.06) (0.16) (0.21) (0.19) (0.18) (0.15)
Net asset value, end of period ....................
$ 10.56 $ 10.78 $ 10.32 $ 9.92 $ 10.11 $ 10.18
Total Return
(c)
(1.53)% 6.03% 6.14% (0.01)% 1.10% —
Based on net asset value ........................
(1.53)%
(d)
6.03% 6.14% (0.01)% 1.10% 1.08%
Ratios to Average Net Assets
Total expenses ...............................
1.24%
(e)
1.28%
(f)
1.89% 2.03% 1.45% 1.27%
Total expenses after fees waived and/or reimbursed ......
0.89%
(e)
0.92%
(f)
1.61% 1.57% 1.30% 1.08%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.88%
(e)
0.84%
(f)
1.03% 1.13% 1.17% 1.01%
Net investment income (loss) .....................
0.45%
(e)
1.19%
(f)
1.86% 1.86% 1.30% 1.09%
Supplemental Data
Net assets, end of period (000) ....................
$ 4,690 $ 6,923 $ 2,698 $ 3,305 $ 1,785 $ 2,758
Portfolio turnover rate
(g)
.........................
350% 672% 699% 737% 1,052% 1,140%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 195% 415% 445% 435% 681% 705%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
23
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 3 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock U.S.
Government Bond V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
24
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
26
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were
$2,396,106 and 0.07%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Collateral with a value of $2,855,869 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-cash
Collateral Pledged Including
Accrued Interest
(a)
Cash Collateral
Pledged/Received Net Amount
(b)
Deutsche Bank Securities, Inc. ....................... $ (2,861,305) $ 2,855,869 $ — $ (5,436)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
28
subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or
“floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $360 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $7,496.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager voluntarily agreed to waive 0.26% of its investment advisory fees paid by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
For the six months ended June 30, 2021, the amount waived was $76,293.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.50%
$1 Billion - $3 Billion ..................................................................................................... 0.47
$3 Billion - $5 Billion ..................................................................................................... 0.45
$5 Billion - $10 Billion .................................................................................................... 0.44
Greater than $10 Billion .................................................................................................. 0.43
Class I .......................................................................................................... $ 52,972
Class III ......................................................................................................... 4,495
$ 57,467

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
30
of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the amount waived was $318.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were $100,727,474 and $100,819,164, respectively.
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock U.S. Government Bond V.I. Fund
Class I .......................................................................................................... $ 52,972
Class III ......................................................................................................... 2,696
$ 55,668
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
U.S. Government Bond V.I .............................................. $ 11,337,743 $ 11,562,431 $ 220,066,052 $ 215,680,524

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2020, the Fund had non-expiring capital loss carryforward available to offset future realized capital gains of $2,937,146.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Government Bond V.I. Fund ............................... $ 78,526,124 $ 1,750,198 $ (755,602) $ 994,596

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
32
receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
251,217 $ 2,663,941 677,367 $ 7,262,948
Shares issued in reinvestment of distributions ........................
33,084 351,689 97,090 1,041,697
Shares redeemed .........................................
(540,981) (5,730,502) (875,669) (9,410,157)
Net decrease ..............................................
(256,680) $ (2,714,872) (101,212) $ (1,105,512)
Class III
Shares sold .............................................
463,782 $ 4,946,853 2,446,165 $ 25,979,537
Shares issued in reinvestment of distributions ........................
3,005 31,941 12,220 131,707
Shares redeemed .........................................
(664,658) (7,045,083) (2,077,768) (22,442,903)
Net increase (decrease) .......................................
(197,871) $ (2,066,289) 380,617 $ 3,668,341
Total Net Increase (Decrease)
(454,551) $ (4,781,161) 279,405 $ 2,562,829

Glossary of Terms Used in this Report
33
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
MXN Mexican Peso
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BZDIOVER Overnight Brazil CETIP — Interbank Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”) met on April
7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I. Fund
(“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement between the
Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund (the “BSL Sub-Advisory Agreement” and together with the BIL
Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The
Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Corporation’s adherence to applicable compliance policies and procedures;
(f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with
BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to 60/40 Target Allocation ETF V.I. Fund, Large Cap Focus
Growth V.I. Fund, Capital Appreciation V.I. Fund, Large Cap Core V.I. Fund, Large Cap Value V.I. Fund, Global Allocation V.I. Fund, Basic Value V.I. Fund, SMID Cap V.I.
Fund, Equity Dividend V.I. Fund and International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”); with respect to Managed
Volatility V.I. Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”); with respect to
International Index V.I. Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark; and, with respect to Government Money Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of Capital Appreciation V.I. Fund, Global Allocation V.I. Fund, International V.I. Fund
and Large Cap Focus Growth V.I. Fund ranked in the first quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar
Open-End Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three-, and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the second, second and first quartiles, respectively against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board also noted that effective February 9, 2021, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Advantage U.S. Total Market V.I. Fund to BlackRock Advantage SMID Cap V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the second, second and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, each of Large Cap Core V.I. Fund and Large Cap Value V.I. Fund ranked in the second quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the second, third and third quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board reviewed Government Money Market V.I. Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one-and three-year periods reported, the Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, each of S&P 500 Index V.I. Fund’s and Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the
Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The Board noted that
BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the
Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that 60/40 Target
Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the
Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock and the
Board agreed to a lower contractual expense cap, on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the Government Money Market V.I. Fund’s expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the
Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the
Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii)
the BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreement between the Manager and BSL with respect to Managed Volatility V.I. Fund, each for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Sub-Advisory Agreement
2021
BlackRock Semi-Annual Report to Shareholders
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”) met on May
11, 2021 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the
“Manager”), the Corporation’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to Global Allocation V.I. Fund (the “Fund”), a series of the Corporation.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the
Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the
“Independent Board Members”). The Board previously met on May 11-13, 2020 (the “May 2020 Meeting”) to consider the approval of the continuation of the Corporation’s investment advisory agreement (the “Advisory Agreement”) between the Corporation and the Manager. At the May 2020 Meeting, the Board, including the Independent Board
Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2021. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2020 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2020. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2020
Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”) met on May
4, 2021 (the “May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”) and BlackRock
U.S. Government Bond V.I. Fund (the U.S. Government Bond V.I. Fund and together with the High Yield V.I. Fund and the Total Return V.I. Fund, the “Funds” and each, a
“Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements
(the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited (the "Sub-Advisor"), with respect to each Fund. The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members whom are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End
Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the first, first and second quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High Yield
V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the second, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total
Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, the U.S. Government Bond V.I. Fund ranked in the second quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the U.S. Government Bond
V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the High Yield V.I. Fund or the Total Return V.I. Fund were to decrease, the High Yield V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the Total Return V.I. Fund or the High Yield V.I Fund were to decrease, the Total Return V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
The Board noted that the U.S. Government Bond V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the U.S. Government Bond V.I. Fund’s Expense Peers. The Board also noted that the U.S.
Government Bond V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the U.S. Government Bond V.I.
Fund increases above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond V.I. Fund were to decrease, the U.S. Government
Bond V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S.
Government Bond V.I. Fund’s total expenses as a percentage of the U.S. Government Bond V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the U.S. Government Bond V.I. Fund on a class-by-class basis. In addition, the Board noted that BlackRock has voluntarily agreed to waive a portion of the advisory fee payable by the U.S. Government Bond
V.I. Fund. An advisory fee waiver has been in effect since 2016, that amount of which may have varied from time to time. After discussion between the Board, including the
Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the current 26 basis point voluntary advisory fee waiver.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock Total Return
V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-6/21-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 26, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 26, 2021